                                                            [LOGO] EXCELSIOR
Excelsior Money Market Funds                                   FUNDS INC.
                                                         TAX-EXEMPT FUNDS, INC.

--------------------------------------------------------------------------------
73 Tremont Street                 For initial purchase information, current
Boston, Massachusetts 02108-3913  prices, yield and performance information and existing account information,call (800)
                                  446-1012.
                                  (From overseas, call (617) 557-8280.)

--------------------------------------------------------------------------------
This Prospectus describes the Money Fund, Government Money Fund and Treasury Money Fund, three separate diversified portfolios offered to investors by Ex-celsior Funds, Inc. ("Excelsior Fund"), and the Tax-Exempt Money Fund, a diver-sified portfolio offered by Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund"). Excelsior Fund and Excelsior Tax-Exempt Fund (collectively, the "Companies") are open-end, management investment companies. Each portfolio (in-dividually, a "Fund" and collectively, the "Funds") has its own investment ob-jective and policies as follows:

 MONEY FUND'S investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will gen-erally invest in money market instruments, including bank obligations, commer-cial paper and U.S. Government obligations.

 GOVERNMENT MONEY FUND'S investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will generally invest in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations.

 TREASURY MONEY FUND'S investment objective is to seek current income with li-quidity and stability of principal. The Fund invests primarily in direct short-term obligations of the U.S. Treasury and certain agencies or instrumentalities of the U.S. Government with a view toward providing interest income that is generally considered exempt from state and local income taxes. Under normal market conditions, at least 65% of the Fund's total assets will be invested in direct U.S. Treasury obligations. The Fund will not enter into repurchase agreements.

 TAX-EXEMPT MONEY FUND'S investment objective is to seek a moderate level of current interest income exempt from Federal income taxes consistent with sta-bility of principal. The Tax-Exempt Money Fund will invest substantially all of its assets in high-quality short-term Municipal Securities (as defined below).

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1997 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to the address shown above or by calling (800) 446-1012. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in its entirety into this Prospectus. The Securities and Exchange Commission maintains a World Wide Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Companies.

SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY OR OBLIGATIONS OF OR OTHERWISE SUP-PORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. THE FUNDS SEEK TO MAINTAIN THEIR NET ASSET VALUE PER SHARE AT $1.00 FOR PURPOSES OF PURCHASES AND REDEMPTIONS, ALTHOUGH THERE CAN BE NO ASSURANCE THAT THEY WILL DO SO ON A CON-TINUOUS BASIS. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 August 1, 1997

                                EXPENSE SUMMARY

                                                 GOVERNMENT TREASURY TAX-EXEMPT
                                           MONEY   MONEY     MONEY     MONEY
                                           FUND     FUND      FUND      FUND
                                           ----- ---------- -------- ----------
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Load...................... None     None      None      None
Sales Load on Reinvested Dividends........ None     None      None      None
Deferred Sales Load....................... None     None      None      None
Redemption Fees........................... None     None      None      None
Exchange Fees............................. None     None      None      None
ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)/1/...... .19%     .21%      .28%      .20%
12b-1 Fees................................ None     None      None      None
Other Operating Expenses
 Administrative Servicing Fee/1/.......... .06%     .04%      .02%      .05%
 Other Expenses........................... .22%     .22%      .22%      .22%
                                           ----     ----      ----      ----
Total Operating Expenses (after fee
 waivers)/1/.............................. .47%     .47%      .52%      .47%
                                           ====     ====      ====      ====

-------
1. The Investment Adviser and administrators may from time to time voluntarily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or administrators in-tend to voluntarily waive fees in an amount equal to the Administrative Ser-vicing Fee. Without such fee waivers, "Advisory Fees" would be .25%, .25%, .30% and .25%; and "Total Operating Expenses" would be .53%, .51%, .54% and .52% for the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption of your investment at the end of the following periods.

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Money Fund......................................  $ 5     $15     $26     $59
Government Money Fund...........................    5      15      26      59
Treasury Money Fund.............................    5      17      29      65
Tax-Exempt Money Fund...........................    5      15      26      59

  The foregoing expense summary and example are intended to assist the investor in understanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth advisory and other expenses payable with respect to Shares of the Funds for the fiscal year ended March 31, 1997. For more complete descriptions of the Funds' operating expenses, see "Management of the Funds" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout each period and other performance information derived from the financial state-ments included in Excelsior Fund's and Excelsior Tax-Exempt Fund's Annual Re-ports to Shareholders for the fiscal year ended March 31, 1997 (the "Financial Statements"). The information contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Fund's and Excelsior Tax-Exempt Fund's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also contained in the Annual Report to Shareholders, which may be obtained from Excelsior Fund and Excelsior Tax-Ex-empt Fund without charge by calling the number on the front cover of this Pro-spectus.

                                   MONEY FUND

                                                            YEAR ENDED MARCH 31,
                     ------------------------------------------------------------------------------------------------------------
                       1997       1996       1995       1994       1993       1992       1991       1990       1989       1988
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of
 Period..........    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Income From
 Investment
 Operations
 Net Investment
  Income.........      0.04888    0.05336    0.04494    0.02780    0.03234    0.05165    0.07589    0.08454    0.07698    0.06260
 Net Gains or
  (Losses) on
  Securities
  (both realized
  and
  unrealized)....      0.00000    0.00000    0.00002    0.00000    0.00000    0.00017    0.00001    0.00000    0.00000    0.00000
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total From
  Investment
  Operations.....      0.04888    0.05336    0.04496    0.02780    0.03234    0.05182    0.07590    0.08454    0.07698    0.06260
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Less
 Distributions
 Dividends From
  Net Investment
  Income.........     (0.04888)  (0.05336)  (0.04496)  (0.02780)  (0.03234)  (0.05165)  (0.07589)  (0.08454)  (0.07698)  (0.06260)
 Distributions
  From Net
  Realized Gain
  on Investments.      0.00000    0.00000    0.00000    0.00000    0.00000   (0.00019)   0.00000    0.00000    0.00000    0.00000
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total
  Distributions..     (0.04888)  (0.05336)  (0.04496)  (0.02780)  (0.03234)  (0.05184)  (0.07589)  (0.08454)  (0.07698)  (0.06260)
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 End of Period...    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Total Return.....        5.00%      5.47%      4.59%      2.82%      3.25%      5.19%      7.64%      8.71%      7.76%      6.28%
Ratios/Supplemental
 Data
 Net Assets, End
  of Period
  (in millions)..    $  498.07  $  394.29  $  824.58  $  736.08  $  784.02  $  574.27  $  471.32  $  432.37  $  369.69  $  321.27
 Ratio of Net
  Operating
  Expenses to
  Average Net
  Assets.........        0.47%      0.50%      0.49%      0.51%      0.51%      0.51%      0.52%      0.55%      0.56%      0.55%
 Ratio of Gross
  Operating
  Expenses to
  Average Net
  Assets/1/......        0.53%      0.53%      0.52%      0.51%      0.51%      0.51%      0.52%      0.55%      0.56%      0.55%
 Ratio of Net
  Income to
  Average Net
  Assets.........        4.89%      5.40%      4.49%      2.78%      3.21%      5.11%      7.56%      8.42%      7.71%      6.25%

-------
NOTES:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                             GOVERNMENT MONEY FUND

                                                            YEAR ENDED MARCH 31,
                     ------------------------------------------------------------------------------------------------------------
                       1997       1996       1995       1994       1993       1992       1991       1990       1989       1988
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of
 Period..........    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Income From
 Investment
 Operations
 Net Investment
  Income.........      0.04862    0.05296    0.04397    0.02736    0.03205    0.05069    0.07379    0.08379    0.07498    0.06111
 Net Gains or
  (Losses) on
  Securities
  (both realized
  and
  unrealized)....      0.00000    0.00000    0.00000    0.00000    0.00000    0.00002    0.00008    0.00000    0.00000   (0.00002)
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total From
  Investment
  Operations.....      0.04862    0.05296    0.04397    0.02736    0.03205    0.05071    0.07387    0.08379    0.07498    0.06109
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Less
 Distributions
 Dividends From
  Net Investment
  Income.........     (0.04862)  (0.05296)  (0.04397)  (0.02736)  (0.03205)  (0.05069)  (0.07379)  (0.08379)  (0.07498)  (0.06111)
 Distributions
  From Net
  Realized Gain
  on Investments.      0.00000    0.00000    0.00000    0.00000    0.00000   (0.00005)  (0.00005)  (0.00001)   0.00000   (0.00023)
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total
  Distributions..     (0.04862)  (0.05296)  (0.04397)  (0.02736)  (0.03205)  (0.05074)  (0.07384)  (0.08380)  (0.07498)  (0.06134)
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 End of Period...    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Total Return.....        4.97%      5.43%      4.49%      2.77%      3.20%      5.09%      7.31%      8.30%      7.49%      6.44%
Ratios/Supplemental
 Data
 Net Assets, End
  of Period
  (in millions)..    $  533.83  $  461.47  $  725.77  $1,034.91  $  710.49  $  740.69  $  700.22  $  392.02  $  241.13  $  198.32
 Ratio of Net
  Operating
  Expenses to
  Average Net
  Assets.........        0.47%      0.50%      0.50%      0.50%      0.50%      0.50%      0.50%      0.57%      0.57%      0.56%
 Ratio of Gross
  Operating
  Expenses to
  Average Net
  Assets/1/......        0.51%      0.53%      0.53%      0.50%      0.50%      0.50%      0.50%      0.57%      0.57%      0.56%
 Ratio of Net
  Income to
  Average Net
  Assets.........        4.86%      5.36%      4.38%      2.74%      3.20%      5.09%      7.31%      8.30%      7.49%      6.10%

-------
NOTES:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                             TAX-EXEMPT MONEY FUND

                                                            YEAR ENDED MARCH 31,
                     ------------------------------------------------------------------------------------------------------------
                       1997       1996       1995       1994       1993       1992       1991       1990       1989       1988
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of
 Period..........    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Income From
 Investment
 Operations
 Net Investment
  Income.........      0.03050    0.03362    0.02825    0.01938    0.02395    0.03849    0.05292    0.05808    0.05348    0.04572
 Net Gains or
  (Losses) on
  Securities
  (both realized
  and
  unrealized)....      0.00000    0.00000    0.00000    0.00000    0.00000    0.00000   (0.00001)   0.00000    0.00000    0.00000
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total From
  Investment
  Operations.....      0.03050    0.03362    0.02825    0.01938    0.02395    0.03849    0.05291    0.05808    0.05348    0.04572
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Less
 Distributions
 Dividends From
  Net Investment
  Income.........     (0.03050)  (0.03362)  (0.02825)  (0.01938)  (0.02395)  (0.03849)  (0.05292)  (0.05808)  (0.05348)  (0.04572)
 Distributions
  From Net
  Realized Gain
  on Investments.      0.00000    0.00000    0.00000    0.00000    0.00000    0.00000    0.00000    0.00000    0.00000    0.00000
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total
  Distributions..     (0.03050)  (0.03362)  (0.02825)  (0.01938)  (0.02395)  (0.03849)  (0.05292)  (0.05808)  (0.05348)  (0.04572)
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 End of Period...    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Total Return.....        3.09%      3.41%      2.86%      1.96%      2.42%      3.92%      5.42%      5.97%      5.48%      4.67%
Ratios/Supplemental
 Data
 Net Assets, End
  of Period
  (in millions)..    $1,069.69  $  966.71  $  814.89  $  694.58  $  659.33  $  666.35  $  662.34  $  600.06  $  525.30  $  580.98
 Ratio of Net
  Operating
  Expenses to
  Average Net
  Assets.........        0.47%      0.49%      0.49%      0.52%      0.52%      0.52%      0.53%      0.55%      0.53%      0.52%
 Ratio of Gross
  Operating
  Expenses to
  Average Net
  Assets/1/......        0.52%      0.53%      0.52%      0.52%      0.52%      0.52%      0.53%      0.55%      0.53%      0.52%
 Ratio of Net
  Income to
  Average Net
  Assets.........        3.05%      3.35%      2.85%      1.94%      2.39%      3.84%      5.28%      5.79%      5.33%      4.58%

-------
NOTES:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                              TREASURY MONEY FUND

                                                  YEAR ENDED MARCH 31,
                          ---------------------------------------------------------------------------
                            1997       1996       1995       1994       1993       1992      1991/1/
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of Period....  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Income From Investment
 Operations
  Net Investment Income.    0.04676    0.05043    0.04165    0.02590    0.02987    0.04731    0.00782
  Net Gains or (Losses)
   on Securities (both
   realized and
   unrealized)..........    0.00000    0.00000    0.00000    0.00000    0.00000    0.00036    0.00001
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total From Investment
   Operations...........    0.04676    0.05043    0.04165    0.02590    0.02987    0.04767    0.00783
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Less Distributions
  Dividends From Net
   Investment Income....   (0.04676)  (0.05043)  (0.04165)  (0.02590)  (0.02987)  (0.04731)  (0.00782)
  Distributions From Net
   Realized Gain on
   Investments..........    0.00000    0.00000    0.00000    0.00000   (0.00030)  (0.00011)   0.00000
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total Distributions...   (0.04676)  (0.05043)  (0.04165)  (0.02590)  (0.03017)  (0.04742)  (0.00782)
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of
 Period.................  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          =========  =========  =========  =========  =========  =========  =========
Total Return............      4.78%      5.16%      4.25%      2.62%      3.06%      4.85%      0.78%
Ratios/Supplemental Data
  Net Assets, End of
   Period (in millions).  $  349.09  $  258.17  $  196.93  $  254.68  $  227.79  $  172.29  $  110.37
  Ratio of Net Operating
   Expenses to Average
   Net Assets...........       0.52%     0.55%      0.55%      0.58%      0.58%      0.52%      0.09%/2/
  Ratio of Gross
   Operating Expenses to
   Average Net
   Assets/3/............       0.54%     0.57%      0.57%      0.58%      0.58%      0.57%      0.60%/2/
  Ratio of Net Income to
   Average Net Assets...       4.68%     5.03%      4.09%      2.59%      2.97%      4.60%      5.98%/2/

-------
NOTES:
1. Inception date of the Fund was February 13, 1991.
2. Annualized.
3. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                       INVESTMENT OBJECTIVES AND POLICIES

 The Investment Adviser uses its best efforts to achieve the investment objec-tive of each Fund, although its achievement cannot be assured. The investment objective of each Fund may not be changed without a vote of the holders of a majority of the particular Fund's outstanding Shares (as defined under "Miscel-laneous"). Except as noted below in "Investment Limitations," the investment policies of each Fund may be changed without a vote of the holders of a major-ity of the outstanding Shares of such Fund.

 Each Fund uses the amortized cost method to value securities in its portfolio and has a dollar-weighted average portfolio maturity not exceeding 90 days.

MONEY FUND

 The Money Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will generally invest in money market instruments, such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable and float-ing rate instruments) and corporate bonds with remaining maturities of 13 months or less, as well as obligations issued or guaranteed by the U.S. Govern-ment, its agencies or instrumentalities and repurchase agreements collateral-ized by such obligations. Additional information about the Fund's policies and portfolio instruments is set forth below under "Portfolio Instruments and Other Investment Information."

GOVERNMENT MONEY FUND

 The Government Money Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will invest in obligations with remaining maturities of 13 months or less issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations. See "Portfolio Instruments and Other Investment Information" for information on other portfo-lio instruments in which the Fund may invest.

TREASURY MONEY FUND

 The Treasury Money Fund's investment objective is to seek current income with liquidity and stability of principal. The Fund invests primarily in direct ob-ligations of the U.S. Treasury with remaining maturities of 13 months or less, such as Treasury bills and notes. Under normal market conditions, the Fund will invest at least 65% of its total assets in direct U.S. Treasury obligations. The Fund may also from time to time invest in obligations with remaining matu-rities of 13 months or less issued or guaranteed as to principal and interest by certain agencies or instrumentalities of the U.S. Government, such as the Farm Credit System Financial Assistance Corporation, Federal Financing Bank, General Services Administration, Federal Home Loan Banks, Farm Credit System, Tennessee Valley Authority and the Student Loan Marketing Association. Income on direct investments in U.S. Treasury securities and obligations of the afore-mentioned agencies and instrumentalities is generally not subject to state and local income taxes by reason of Federal law. In addition, the Fund's dividends from income that is attributable to such investments will also be exempt in most states from state and local income taxes. Shareholders in a particular state should determine through consultation with their own tax advisors whether and to what extent dividends payable by the Treasury Money Fund from its in-vestments will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any, when distributed will be subject to the state's income tax. See "Taxes--State and Local." The Trea-sury Money Fund will not enter into repurchase agreements.

TAX-EXEMPT MONEY FUND

 The Tax-Exempt Money Fund's investment objective is to seek a moderate level of current interest income exempt from Federal income taxes consistent with stability of principal. The Fund will invest substantially all of its assets in high-quality debt obligations exempt from Federal income tax issued by or on behalf of states, territories, and possessions of the United States, the Dis-trict of Columbia, and their authorities, agen-cies, instrumentalities, and political subdivisions ("Municipal Securities"). Portfolio securities in the Fund will generally have remaining maturities of not more than 13 months. (See "Portfolio Instruments and Other Investment In-formation.")

 The Tax-Exempt Money Fund is designed for investors in relatively high tax brackets who are seeking a moderate amount of tax-free income with stability of principal and less price volatility than would normally be associated with in-termediate-term and long-term Municipal Securities.

 The Tax-Exempt Money Fund invests in Municipal Securities which are determined by the Investment Adviser to present minimal credit risks. As a matter of fun-damental policy, except during temporary defensive periods, the Fund will main-tain at least 80% of its assets in tax-exempt obligations. (This policy may not be changed with respect to the Fund without the vote of the holders of a major-ity of its outstanding Shares). However, from time to time on a temporary de-fensive basis due to market conditions, the Tax-Exempt Money Fund may hold uninvested cash reserves or invest in taxable obligations in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions may warrant. Uninvested cash reserves will not earn income. Should the Fund invest in taxable obligations, it would purchase: (i) obligations of the U.S. Treasury; (ii) obligations of agencies and instrumentalities of the U.S. Government; (iii) money market instruments such as certificates of depos-it, commercial paper, and bankers' acceptances; (iv) repurchase agreements col-lateralized by U.S. Government obligations or other money market instruments; or (v) securities issued by other investment companies that invest in high-quality, short-term securities.

 The Tax-Exempt Money Fund may also invest from time to time in "private activ-ity bonds" (see "Types of Municipal Securities" below), the interest on which is treated as a specific tax preference item under the Federal alternative min-imum tax. Investments in such securities, however, will not exceed under normal market conditions 20% of the Fund's net assets when added together with any taxable investments by the Fund.

 Although the Tax-Exempt Money Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securi-ties the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by the Investment Adviser. To the extent that the Fund's assets are concentrated in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the pe-culiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

             PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION

GOVERNMENT OBLIGATIONS

 Government obligations acquired by the Money, Government Money, Treasury Money and Tax-Exempt Money Funds include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Such investments may include obligations issued by the Farm Credit System Financial Assistance Corporation, the Federal Financing Bank, the General Services Administration, Federal Home Loan Banks, the Tennessee Valley Authority and the Student Loan Marketing Asso-ciation. Obligations of certain agencies and instrumentalities of the U.S. Gov-ernment are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would pro-vide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Obligations of such instrumentalities will be purchased only when the Investment Adviser believes that the credit risk with respect to the instrumentality is minimal.

 Securities issued or guaranteed by the U.S. Government have historically in-volved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of a Fund.

 As stated above, the Treasury Money Fund will purchase primarily direct obli-gations of the U.S. Treasury and obligations of those agencies or instrumen-talities of the U.S. Government interest income from which is generally not subject to state and local income taxes.

MONEY MARKET INSTRUMENTS

 "Money market instruments" that may be purchased by the Money, Government Money, and Tax-Exempt Money Funds in accordance with their investment objec-tives and policies stated above include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

 Bank obligations include bankers' acceptances, negotiable certificates of de-posit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of FDIC. Bank obligations acquired by the Money Fund may also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in bank obligations are limited to the obligations of financial institutions having more than $2 billion in total assets at the time of pur-chase. Investments in bank obligations of foreign branches of domestic finan-cial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of the Fund's total assets may be invested in any one branch, and that no more than 20% of the Fund's total assets at the time of purchase may be invested in the aggregate in such obligations. Investments in non-negotiable time deposits are limited to no more than 5% of the value of a Fund's total assets at time of purchase, and are further subject to the overall 10% limit on illiquid securities described below under "Illiquid Secu-rities."

 Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject the Money Fund to additional investment risks, including future political and economic developments, the possible im-position of withholding taxes on interest income, possible seizure or nation-alization of foreign deposits, the possible establishment of exchange con-trols, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different ac-counting, auditing, reporting, and recordkeeping standards than those applica-ble to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser believes that the credit risk with respect to the instrument is minimal.

VARIABLE AND FLOATING RATE INSTRUMENTS

 Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by a Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument. Any security which cannot be disposed of within seven days without taking a reduced price will be considered an illiquid security subject to the 10% limitation discussed below under "Illiquid Securities." While the Funds will in general invest only in securities that mature within 13 months of date of purchase, they may invest in variable and floating rate instruments which have nominal maturities in excess of 13 months if such in-struments have demand features that comply with conditions established by the Securities and Exchange Commission ("SEC") (see "Additional Information on Portfolio Instruments--Variable and Floating Rate Instruments" in the State-ment of Additional Information).

 Some of the instruments purchased by the Government Money and Treasury Money Funds may also be issued as variable and floating rate instruments. However, since they are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, they may have a more active secondary market.

QUALITY OF INVESTMENTS

 The Funds may only invest in: (i) securities in the two highest rating cate-gories of a nationally recognized statistical rating organization ("NRSRO"), provided that if they are rated by more than one NRSRO, at least one other NRSRO rates them in one of its two highest categories; and (ii) unrated secu-rities determined to be of comparable quality at the time of purchase (collec-tively, "Eligible Securities"). The rating symbols of the NRSROs which the Funds may use are described in the Appendix to the Statement of Additional In-formation.

REPURCHASE AGREEMENTS

 The Money, Government Money and Tax-Exempt Money Funds may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). A Fund will en-ter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by the Boards of Directors. No Fund will enter into repurchase agree ments with the Investment Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be consid-ered illiquid securities and will be subject to the 10% limit described below under "Illiquid Securities."

 The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the dispo-sition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Income on the repurchase agreements will be taxable.

SECURITIES LENDING

 To increase return on their portfolio securities, the Money Fund and Govern-ment Money Fund may lend their portfolio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards of these Funds, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collat-eral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Investment Adviser to be of good standing and when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

INVESTMENT COMPANY SECURITIES

 In connection with the management of their daily cash positions, the Funds may invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The Tax-Exempt Money Fund will invest in securities of investment companies only if such com-panies invest primarily in high-quality, short-term Municipal Securities. The Government Money and Treasury Money Funds intend to limit their acquisition of shares of other investment companies to those companies which are themselves permitted to invest only in securities which may be acquired by the respective Funds. Securities of other investment companies will be acquired by a Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securi-ties of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the ex-penses of the Fund and the other investment company, some or all of which would be duplicative. Any change by the Funds in the future with respect to their policies concerning investments in securities issued by other investment companies will be made only in accordance with the requirements of the 1940 Act.

TYPES OF MUNICIPAL SECURITIES

 The two principal classifications of Municipal Securities which may be held by the Tax-Exempt Money Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the pro-ceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity obligations are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity revenue obli-gations is usually directly related to the credit standing of the corporate user of the facility involved.

 The Tax-Exempt Money Fund's portfolio may also include "moral obligation" se-curities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restora-tion of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Fund.

 The Tax-Exempt Money Fund may also purchase custodial receipts evidencing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Securities. In general, such "stripped" Municipal Securities are offered at a substantial discount in relation to the principal and/or interest payments which the holders of the receipt will receive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Security, such yield will be exempt from Federal income tax for such investor to the same extent as interest on the underlying Municipal Security. The Tax-Exempt Money Fund intends to purchase custodial receipts and "stripped" Municipal Securities only when the yield thereon will be, as described above, exempt from Federal income tax to the same extent as interest on the underlying Municipal Securities. "Stripped" Municipal Securi-ties are considered illiquid securities subject to the 10% limit described be-low under "Illiquid Securities."

WHEN-ISSUED AND FORWARD TRANSACTIONS AND STAND-BY COMMITMENTS

 The Funds may purchase eligible securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis. These trans-actions involve a commitment by a Fund to purchase or sell particular securi-ties with payment and delivery taking place in the future beyond the normal settlement date at a stated price and yield. Securities purchased on a "for-ward commitment" or "when-issued" basis are recorded as an asset and are sub-ject to changes in value based upon changes in the general level of interest rates. Absent unusual market conditions, "forward commitments" and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets, and the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases or "forward commitments" for spec-ulative purposes, but only in furtherance of their investment objectives.

 In addition, the Tax-Exempt Money Fund may acquire "stand-by commitments" with respect to Municipal Securities held by it. Under a "stand-by commit-ment," a dealer agrees to purchase at the Fund's option specified Municipal Securities at a specified price. The Tax-Exempt Money Fund will acquire "stand-by commitments" solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. "Stand-by com-mitments" acquired by the Tax-Exempt Money Fund would be valued at zero in de-termining the Fund's net asset value. Further information concerning "stand-by commitments" is contained in the Statement of Additional Information under "Additional Information on Portfolio Instruments."

BORROWING AND REVERSE REPURCHASE AGREEMENTS

 Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than an-ticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and bro-ker-dealers and to repurchase them at a mutually agreed date and price (a "re-verse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agree-ment, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse re-purchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

ILLIQUID SECURITIES

 No Fund will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Each Fund may purchase securities which are not registered under the Securities Act of 1933, as amended (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that secu-rity. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

                            INVESTMENT LIMITATIONS

 The investment limitations set forth below are matters of fundamental policy and may not be changed with respect to a Fund without the vote of the holders of a majority of the Fund's outstanding Shares (as defined under "Miscellane-ous").

 No Fund may:

  1. Purchase securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the secu-rities of such issuer, provided that up to 25% of the value of each Fund's total assets may be invested without regard to this 5% limitation; notwithstanding the foregoing restriction, each Fund may invest without regard to the 5% limitation in Government Securities (as defined in the 1940 Act) and as otherwise permitted in accordance with Rule 2a-7 under the 1940 Act or any successor rule; and

  2. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to fa-cilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) A Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

 The Treasury Money Fund may not:

 Purchase securities other than obligations issued or guaranteed by the U.S. Treasury or an agency or instrumentality of the U.S. Government and securities issued by investment companies that invest in such obligations.

                                     * * *

 If a percentage limitation is satisfied at the time of investment, a later in-crease or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.

 In Investment Limitation No. 1 above: (a) a security is considered to be is-sued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user;
(b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) secu-rities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States, or any certificate of deposit for any of the foregoing, are deemed to be Government Securities.

 The Funds are subject to additional investment limitations which are deemed matters of their fundamental policies and, as such, may not be changed without a requisite shareholder vote. Among such limitations are a prohibition on con-centrating investments in a particular industry or group of industries and a policy of limiting investments in illiquid securities to 10% of a Fund's net assets. For a full description of the Funds' additional fundamental investment limitations, see the Statement of Additional Information.

                               PRICING OF SHARES

 The net asset value of each Fund is determined and the Shares of each Fund are priced for purchases and redemptions as of 1:00 p.m. (Eastern Time) and the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for each Fund are determined on each day the Exchange and the Investment Adviser are open for trading ("Business Day"). Currently, the holidays which the Funds observe are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Me-morial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Net asset value per Share for purposes of pricing sales and redemptions is calcu-lated by dividing the value of all securities and other assets belonging to a Fund, less the liabilities charged to the Fund, by the number of its outstand-ing Shares. The assets in each Fund are valued by the Funds' administrators based upon the amortized cost method.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares in each Fund are continuously offered for sale by the Companies' spon-sor and distributor, Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal business address is Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational sup-port. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and en-gineering computer software programs that emphasize the attributes of the Funds. Such payments will be predicated upon the amount of Shares the finan-cial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

PURCHASE OF SHARES

 Shares in each Fund are offered without any purchase or redemption charge im-posed by the Companies. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into agreements with the Companies. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Share-holder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to es-tablish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and redemption orders with the Funds, CGFSC will send confirmations of such trans-actions and periodic account statements directly to the shareholders of record. Shares in the Funds bear the expense of fees payable to Shareholder Organizations for such services. See "Management of the Funds--Shareholder Or-ganizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800)

446-1012.) An investor purchasing Shares through a registered investment ad-viser or certified financial planner may incur transaction charges in connec-tion with such purchases. Such investors should contact their registered in-vestment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly from the Distrib-utor in accordance with procedures described below under "Purchase Procedures."

PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve Sys-tem to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Appli-cation accompanying this Prospectus and forward it to CGFSC. Redemptions by In-vestors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

Other Purchase Information

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500 per Fund. The minimum subse-quent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for auto-matic investment and other cash management services provided. The Companies re-serve the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with procedures gov-erning their accounts at the Shareholder Organizations. It is the responsibil-ity of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemp-tion payments to Shareholder Organizations or Institutional Investors is im-posed by the Companies, although Shareholder Organizations may charge a Custom-er's account for wiring redemption proceeds. Information relating to such re-demption services and charges, if any, is available from the Shareholder Orga-nizations. An investor redeeming Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such investors should contact their registered investment ad-viser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accordance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

Redemption by Mail

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from an eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guardi-ans. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after receipt by CGFSC of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

Redemption by Wire or Telephone

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct In-vestor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the share-holder of record at his or her address of record. Institutional Investors may also have their Shares redeemed by wire by instructing CGFSC by telephone at
(800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. The redemption proceeds for Direct In-vestors must be paid to the same bank and account as designated on the Appli-cation or in written instructions subsequently received by CGFSC.

 Investors may request that Shares be redeemed and redemption proceeds wired on the same day if telephone redemption instructions are received by 1:00 p.m. (Eastern Time) on the day of redemption. Shares redeemed and wired on the same day will not receive the dividend declared on the day of redemption. Redemp-tion requests made after 1:00 p.m. (Eastern Time) will receive the dividend declared on the day of redemption, and redemption proceeds will be wired the following Business Day. To request redemption of Shares by wire, Direct In-vestors should call CGFSC at (800) 446-1012 (from overseas, call (617) 557-
8280).

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to the Companies, c/o CGFSC, at the address listed above under "Redemption by Mail." Such request must be signed by the Direct Investor, with signatures guaranteed (see "Re-demption by Mail" above, for details regarding signature guarantees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to refuse a wire or telephone re-demption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by the Compa-nies, CGFSC or the Distributor. THE COMPANIES, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELE-PHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, THE COMPANIES WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE IN-STRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

Redemption by Check

 Except as described in "Investor Programs" below, Direct Investors in the Funds may redeem Shares, without charge, by check drawn on the Direct Invest-or's particular Fund account. Checks may be made payable to the order of any person or organization designated by the Direct Investor and must be for amounts of $500 or more. Direct Investors will continue to earn dividends on the Shares to be redeemed until the check clears at The Chase Manhattan Bank.

 Checks are supplied free of charge, and additional checks are sent to Direct Investors upon request. Checks will be sent only to the registered owner at the address of record. Direct Investors who want the option of redeeming Shares by check must indicate this in the Application for purchase of Shares and must submit a signature card with signatures guaranteed with such Applica-tion. The signature card is included in the Application for the purchase of Shares contained in this Prospectus. In order to arrange for redemption by check after an account has been opened, a written request must be sent to the Companies, c/o CGFSC, at the address listed above under "Redemption by Mail" and must be accompanied by a signature card with signatures guaranteed (see "Redemption by Mail" above, for details regarding signature guarantees).

 Stop payment instructions with respect to checks may be given to the Compa-nies by calling (800) 446-1012 (from overseas, call (617) 557-8280). If there are insufficient Shares in the Direct Investor's account with the Fund to cover the amount of the redemption check, the check will be returned marked "insufficient funds," and CGFSC will charge a fee of $25.00 to the account. Checks may not be used to close an account.

 If any portion of the Shares to be redeemed represents an investment made by personal check, the Companies and CGFSC reserve the right not to honor the re-demption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate access to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

Other Redemption Information

 Except as provided in "Investor Programs" below, Investors may be required to redeem Shares in a Fund upon 60 days' written notice if due to investor re-demptions the balance in the particular account with respect to the Fund re-mains below $500. If a Customer has agreed with a particular Shareholder Or-ganization to maintain a minimum balance in his or her account at the institu-tion with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organiza-tion to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

 The Companies may also redeem Shares involuntarily or make payment for re-demption in securities if it appears appropriate to do so in light of the Com-panies' responsibilities under the 1940 Act.

EFFECTIVE TIME OF PURCHASES AND REDEMPTIONS

 Purchase orders for Shares which are received in good order no later than 1:00 p.m. (Eastern Time) on any Business Day will be effective as of 1:00 p.m. and will receive the dividend declared on the day of purchase as long as CGFSC receives payment in Federal funds prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time). Purchase orders received in good order after 1:00 p.m. (Eastern Time) and prior to 4:00 p.m. (Eastern
Time), on any Business Day for which payment in Federal funds has been re-ceived by 4:00 p.m. (Eastern Time), will be effective as of 4:00 p.m., and will begin receiving dividends the following day. Purchase orders for Shares made by Direct Investors are not effective until the amount to be invested has been converted to Federal funds. In those cases in which a Direct Investor pays for Shares by check, Federal funds will generally become available two Business Days after a purchase order is received. In certain circumstances, the Companies may not require that amounts invested by Shareholder Organiza-tions on behalf of their Customers or by Institutional Investors be converted into Federal funds. Redemption orders are executed at the net asset value per Share next determined after receipt of the order.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by the Companies, ex-change Shares in a Fund having a value of at least $500 for shares of any other portfolio offered by the Companies, or for Trust Shares of Excelsior In-stitutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

 Excelsior Fund currently offers 12 additional portfolios as follows:

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income primarily through investments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Blended Equity Fund, a fund seeking long-term capital appreciation through investments in a diversified portfolio of primarily equity securities;

  Income and Growth Fund, a fund seeking to provide moderate current income and to achieve capital appreciation as a secondary objective by investing in common stock, preferred stock and securities convertible into common stock;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefitting from the availability, development and delivery of secure hydrocarbon and other energy sources (if revised in-vestment policies are approved at a Special Meeting of Shareholders called for August 18, 1997, this fund will be renamed the "Energy and Natural Re-sources Fund" and will seek long-term capital appreciation by investing pri-marily in companies that are in the energy and other natural resources groups of industries and, to a more limited extent, in gold and other precious metal bullion and coins);

  Value and Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeploy-ment of assets and operations in order to become more competitive or profit-able;

  Small Cap Fund, a fund seeking long-term capital appreciation by investing primarily in companies with capitalization of $1 billion or less;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Latin America Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in all countries in Central and South America;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean; and

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Europe.

 Excelsior Tax-Exempt Fund currently offers 5 additional portfolios as fol-lows:

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Long-Term Tax-Exempt Fund, a diversified fund attempting to maximize current interest income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 10 to 30 years;

  New York Intermediate-Term Tax-Exempt Fund, a non-diversified fund designed to provide New York investors with a high level of current interest income exempt from Federal and, to the extent possible, New York state and New York City income taxes; this fund in vests primarily in New York municipal obliga-tions and has a dollar-weighted average portfolio maturity of 3 to 10 years; and

  California Tax-Exempt Income Fund, a non-diversified fund designed to pro-vide California investors with as high a level of current interest income ex-empt from Federal and, to the extent possible, California state personal in-come taxes as is consistent with relative stability of principal; this fund invests primarily in California municipal obligations and has a dollar-weighted average portfolio maturity of 3 to 10 years.

 Excelsior Institutional Trust currently offers Trust Shares in the following investment portfolios:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market; and

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace.

 An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of the Companies or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined af-ter the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the exchange privilege with the other portfolios of the Companies or Excelsior Institutional Trust should request and review the prospectuses of such funds. Such prospec-tuses may be obtained by calling the numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. The Companies may mod-ify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request.

 Exchanges by Telephone. For shareholders who have previously selected the tel-ephone exchange option, an exchange order may be placed by calling
(800) 446-1012 (from overseas, please call (617) 557-8280). By establishing the telephone exchange option, a shareholder authorizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. THE COMPANIES, EX-CELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELEPHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, THE COMPANIES AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PRO-CEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-bal-ance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Applica-tion contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280).

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their Shareholder Organizations.

RETIREMENT PLANS

 Shares are available for purchase by Investors in connection with the follow-ing tax-deferred prototype retirement plans offered by United States Trust Company of New York:

  IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

  Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

  Keogh Plans for self-employed individuals.

 Investors investing in the Funds pursuant to Profit Sharing and Money-Pur-chase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other mat-ters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the In-vestor. The minimum initial investment for an Automatic Investment Program ac-count is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an In-vestor's checking, bank money market or NOW account designated by the Invest-or. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 To establish an Automatic Investment account, an Investor must complete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Business Days following receipt. The Companies may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.

                          DIVIDENDS AND DISTRIBUTIONS

 The net investment income of the Funds is declared daily as a dividend to the persons who are shareholders of the respective Funds immediately after the 1:00 p.m. pricing of Shares on the day of declaration. All such dividends are paid within ten days after the end of each month or within seven days after the redemption of all of a shareholder's Shares of a Fund. For dividend pur-poses, a Fund's investment income is reduced by accrued expenses directly at-tributable to that Fund and the general expenses of the particular Company prorated to that Fund on the basis of its relative net assets. Net realized capital gains, if any, are distributed at least annually.

 All dividends and distributions paid on Shares held of record by the Invest-ment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organi-zations will receive dividends and distributions in additional Shares of the Fund on which the dividend is paid or the distribution made (as determined on the payable date), unless they have requested in writing (received by CGFSC at the Compa-nies' address prior to the payment date) to receive dividends and distributions in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 Each of the Funds qualified for its last taxable year as a "regulated invest-ment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earn-ings are distributed in accordance with the Code.

 Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any) net of certain deductions for each taxable year. In general, a Fund's investment company taxable income will be its tax-able income (including interest) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The taxable Funds intend to distribute substantially all of their investment company taxable income each year. Such dividends will be taxable as ordinary income to Fund shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to IRAs and qualifying pension plans are deferred under the Code.) Because all of each Fund's net investment income is expected to be de-rived from earned interest, it is anticipated that no part of any distributions will be eligible for the dividends received deduction for corporations.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 The Tax-Exempt Money Fund: The Tax-Exempt Money Fund's policy is to pay divi-dends each year equal to at least the sum of 90% of its net exempt-interest in-come and 90% of its investment company taxable income, if any. Dividends de-rived from exempt-interest income ("exempt-interest dividends") may be treated by the Fund's shareholders as items of interest excludable from their gross in-come under Section 103(a) of the Code, unless, under the circumstances applica-ble to the particular shareholder, exclusion would be disallowed. (See State-ment of Additional Information under "Additional Information Concerning Tax-es.")

 If the Tax-Exempt Money Fund should hold certain "private activity bonds" is-sued after August 7, 1986, the portion of dividends paid by the Fund which is attributable to interest on such bonds must be included in a shareholder's Fed-eral alternative minimum taxable income, as an item of tax preference, for the purpose of determining liability (if any) for the 26% to 28% alternative mini-mum tax for individuals and the 20% alternative minimum tax and the environmen-tal tax applicable to corporations. Corporate shareholders must also take all exempt-interest dividends into account in determining certain adjustments for Federal alternative minimum and environmental tax purposes. The environmental tax applicable to corporations is imposed at the rate of .12% on the excess of the corporation's modified Federal alternative minimum taxable income over $2 million. Shareholders receiving Social Security benefits should note that all exempt-interest dividends will be taken into account in determining the tax-ability of such benefits.

 Dividends payable by the Tax-Exempt Money Fund which are derived from taxable income or from long-term or short-term capital gains will be subject to Federal income tax, whether such dividends are paid in the form of cash or additional Shares.

 If a shareholder holds Shares of the Tax-Exempt Money Fund for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend.

STATE AND LOCAL

 The Treasury Money Fund is structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from taxation at the state and local level. Most states--by statute, judicial decision or administrative action--have taken the position that dividends of a regulated investment company such as the Treasury Money Fund that are attrib-utable to interest on obligations of the U.S. Treasury and certain U.S. Gov-ernment agencies and instrumentalities (including those authorized for pur-chase by the Fund) are the functional equivalent of interest from such obliga-tions and are, therefore, exempt from state and local income taxes. As a re-sult, substantially all dividends paid by the Treasury Money Fund to share-holders residing in those states will be exempt or excluded from state income tax.

 Nevertheless in some jurisdictions, exempt-interest dividends and other dis-tributions paid by the Tax-Exempt Money Fund may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions is derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

MISCELLANEOUS

 The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised annually as to the Federal income tax con-sequences of distributions made each year.

                            MANAGEMENT OF THE FUNDS

 The business and affairs of the Funds are managed under the direction of the Companies' Boards of Directors. The Statement of Additional Information con-tains the names of and general background information concerning the Compa-nies' directors.

INVESTMENT ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Funds. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state bank and trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corpo-ration, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S. Trust Connecticut had approximately $53 billion in aggregate assets under man-agement. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal offices at 225 High Ridge Road, East Building, Stamford, Connecticut 06905.

 The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains records relating to such purchases and sales. For the services pro-vided and expenses assumed pursuant to its Investment Advisory Agreements, the Investment

Adviser is entitled to a fee, computed daily and paid monthly, at the annual rate of .25% of the average daily net assets of each of the Money, Government Money and Tax-Exempt Money Funds. For the services provided and expenses as-sumed with respect to the Treasury Money Fund, the Investment Adviser is enti-tled to a fee, computed daily and paid monthly, at the annual rate of .30% of the Fund's average daily net assets.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Invest-ment Advisory Agreements currently in effect for the Funds. For the fiscal year ended March 31, 1997, U.S. Trust New York received an advisory fee at the effective annual rates of .19%, .21%, .28% and .20% of the average daily net assets of the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively. For the same period, U.S. Trust New York waived advisory fees at the effective annual rates of .06%, .04%, .02% and .05% of the average daily net assets of the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

  From time to time, the Investment Adviser may voluntarily waive all or a portion of the advisory fees payable to it by a Fund, which waiver may be ter-minated at any time. See "Management of the Funds--Shareholder Organizations" for additional information on fee waivers.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Funds' administrators (the "Administrators") and provide them with general administrative and operational assistance. The Administrators also serve as administrators of the other portfolios of the Companies and of all the portfo-lios of Excelsior Institutional Trust, which are also advised by the Invest-ment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of the Companies and Excelsior Institu-tional Trust (except the international portfolios of Excelsior Fund and Excel-sior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the Companies and Excelsior Institutional Trust (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

       COMBINED AGGREGATE AVERAGE DAILY  NET ASSETS OF  BOTH
     COMPANIES AND EXCELSIOR INSTITUTIONAL TRUST (EXCLUDING THE
             INTERNATIONAL PORTFOLIOS OF EXCELSIOR FUND
                 AND EXCELSIOR INSTITUTIONAL TRUST)                  ANNUAL FEE
     ----------------------------------------------------------      ----------
first $200 million..................................................   .200%
next $200 million...................................................   .175%
over $400 million...................................................   .150%

 Administration fees payable to the Administrators by each portfolio of the Companies and of Excelsior Institutional Trust are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Funds--Shareholder Organizations" for ad-ditional information on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Funds. For the fiscal year ended March 31, 1997, the Admin-istrators received an aggregate administration fee at the effective annual rate of .154% of the average daily net assets of each of the Funds.

SHAREHOLDER ORGANIZATIONS

 As described above under "Purchase of Shares," each Company has agreements with certain Shareholder Organizations--firms that provide services, which may include acting as record shareholder, to their Customers who beneficially own Shares. As a consideration for these services, a Fund will pay the Shareholder Organization an administrative service fee up to the annual rate of .40% of the average daily net asset value of its Shares held by the Shareholder Organization's Customers. Such services, which are de-scribed more fully in the Statement of Additional Information under "Manage-ment of the Funds--Shareholder Organizations," may include assisting in processing purchase, exchange and redemption requests; transmitting and re-ceiving funds in connection with Customer orders to purchase, exchange or re-deem Shares; and providing periodic statements. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's investment. Until further notice, the Invest-ment Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an aggregate amount equal to administrative service fees payable by that Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks gen-erally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State secu-rities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to regis-ter as dealers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per Share or result in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

 Excelsior Fund (formerly UST Master Funds, Inc.) was organized as a Maryland corporation on August 2, 1984. Currently, Excelsior Fund has authorized capi-tal of 35 billion shares of Common Stock, $.001 par value per share, classi-fied into 40 series of shares representing interests in 20 investment portfo-lios. Excelsior Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares of Excelsior Fund into one or more classes or series. Shares of Class A, Class B and Class G represent interests in the Money Fund, Government Money Fund and Treasury Money Fund Funds, respectively.

 Excelsior Tax-Exempt Fund (formerly UST Master Tax-Exempt Funds, Inc.) was organized as a Maryland corporation on August 8, 1984. Currently, Excelsior Tax-Exempt Fund has authorized capital of 14 billion shares of Common Stock, $.001 par value per share, classified into 6 classes of shares representing 6 investment portfolios currently being offered. Excelsior Tax-Exempt Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares of Excelsior Tax-Exempt Fund into one or more classes or series. Shares of Class A Common Stock represent interests in the Tax-Exempt Money Fund's Shares.

 Each Share represents an equal proportionate interest in the particular Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of the particular Company's Board of Directors.

 Shareholders are entitled to one vote for each full share held, and frac-tional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

 As of July 14, 1997, U.S. Trust and its affiliates held of record substan-tially all of the Companies' outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

                         CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Communi-cations to the custodian should be directed to Chase, Mutual Funds Service Di-vision, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

 U.S. Trust New York serves as the Funds' transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency ar-rangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and registrar services to the Funds.

                               YIELD INFORMATION

 From time to time, in advertisements or in reports to shareholders, the yields of the Funds may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry pub-lications that monitor the performance of mutual funds. For example, the yields of the Funds may be compared to the applicable averages compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market funds. The yields of the taxable Funds may also be compared to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

 Yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the Funds' yields.

 Each Fund may advertise its Shares' seven-day yield which refers to the in-come generated over a particular seven-day period identified in the advertise-ment by an investment in the Fund. This income is annualized, i.e., the income during a particular week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The Funds may also ad-vertise the "effective yields" of Shares which are calculated similarly but, when annualized, income is assumed to be reinvested, thereby making the effec-tive yields slightly higher because of the compounding effect of the assumed reinvestment.

 In addition, the Tax-Exempt Money Fund may from time to time advertise the "tax-equivalent yields" of Shares to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. This yield is computed by increasing the yields of the Fund's Shares (calculated as above) by the amount necessary to reflect the payment of Fed-eral income taxes at a stated tax rate.

 Yields will fluctuate and any quotation of yield should not be considered as representative of a Fund's future performance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which of-ten provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is gen-erally a function of the kind and quality of the instruments held in a portfo-lio, portfolio maturity, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to accounts of Customers that have invested in Shares will not be included in calculations of yield.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent auditors.

 The staff of the SEC has expressed the view that the use of this combined Prospectus for the Funds may subject the Funds to liability for losses arising out of any statement or omission regarding a particular Fund. The Companies do not believe, however, that such risk is significant under the circumstances.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of a Company or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental in-vestment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of such Company or such Fund, or (b) 67% or more of the shares of such Company or such Fund present at a meeting if more than 50% of the outstand- ing shares of such Company or such Fund are represented at the meeting in person or by proxy.

 Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s) and mail to:    FOR OVERNIGHT DELIVERY: send to:

  Excelsior Funds                    Excelsior Funds
  c/o Chase Global Funds Services    c/o Chase Global Funds Services
    Company                            Company
  P.O. Box 2798                      73 Tremont Street
  Boston, MA 02208-2798              Boston, MA 02108-3913

  Please enclose with the Application(s) your check made payable to the "Ex-celsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

  [LOGO] EXCELSIOR         CHASE GLOBAL FUNDS SERVICES COMPANY      NEW
     FUNDS INC.            CLIENT SERVICES                          ACCOUNT
TAX-EMEMPT FUNDS, INC      P.O. Box 2798                            APPLICATION
                           Boston, MA 02208-2798
                           (800) 446-1012
  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION
  -----------------------------------------------------------------------------
    [_] Individual  [_] Joint Tenants  [_] Trust  [_] Gift/Transfer to Minor
    [_] Other ___________________________

    Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.

    ------------------------------   -----------------------------
    Name(s) (please print)           Social Security # or Taxpayer
                                     Identification #

                                     (   )
    ------------------------------   -----------------------------
    Name                             Telephone #

    ------------------------------
    Address
                                     [_] U.S. Citizen
                                     [_] Other (specify)
    ------------------------------                      ----------
    City/State/Zip Code

  -----------------------------------------------------------------------------
    FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")
  -----------------------------------------------------------------------------

                                INITIAL INVESTMENT                             INITIAL INVESTMENT
     [_] Money Fund             $ ____________ 803  [_] Government Money Fund  $ ____________  804
     [_] Tax-Exempt Money Fund  $ ____________ 806  [_] Treasury Money Fund    $ ____________  811
                                                    [_] Other______________    $ ____________
                                                    TOTAL INITIAL INVESTMENT: $ __________________

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the
    by wire, you must      amount of $ _____ payable to "Excelsior
    obtain a Bank Wire     Funds."
    Control Number. To     B. BY WIRE: A bank wire in the amount
    do so, please call     of $  has been sent to the Fund from
    (800) 446-1012 and
    ask for the Wire          ------------------  ---------------
    Desk.                        Name of Bank      Wire Control
                                                      Number

    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:

    [_] All dividends are to be     [_] reinvested   [_] paid in cash
    [_] All capital gains are to be [_] reinvested   [_] paid in cash

  -----------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
  -----------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND            AUTHORITY TO TRANSMIT
    REDEMPTION                        REDEMPTION PROCEEDS TO PRE-
                                      DESIGNATED ACCOUNT.
    [_] I/We appoint CGFSC as         I/We hereby authorize CGFSC to
    my/our agent to act upon          act upon instructions received
    instructions received by          by telephone to withdraw $500
    telephone in order to effect      or more from my/our account in
    the telephone exchange and        the Excelsior Funds and to
    redemption privileges. I/We       wire the amount withdrawn to
    hereby ratify any                 the following commercial bank
    instructions given pursuant       account. I/We understand that
    to this authorization and         CGFSC charges an $8.00 fee for
    agree that Excelsior Fund,        each wire redemption, which
    Excelsior Tax-Exempt Fund,        will be deducted from the
    Excelsior Institutional           proceeds of the redemption.
    Trust, CGFSC and their
    directors, trustees, officers     Title on Bank Account*_________
    and employees will not be
    liable for any loss,              Name of Bank __________________
    liability, cost or expense
    for acting upon instructions      Bank A.B.A. Number ____________
    believed to be genuine and
    in accordance with the            Account Number ________________
    procedures described in the
    then current Prospectus. To       Bank Address __________________
    the extent that Excelsior
    Fund, Excelsior Tax-Exempt        City/State/Zip Code ___________
    Fund and Excelsior                (attach voided check here)
    Institutional Trust fail to
    use reasonable procedures as      A corporation, trust or
    a basis for their belief,         partnership must also submit a
    they or their service             "Corporate Resolution" (or
    contractors may be liable         "Certificate of Partnership")
    for instructions that prove       indicating the names and
    to be fraudulent or               titles of officers authorized
    unauthorized.                     to act on its behalf.
                                      * TITLE ON BANK AND FUND
    I/We further acknowledge          ACCOUNT MUST BE IDENTICAL.
    that it is my/our
    responsibility to read the
    Prospectus of any Fund into
    which I/we exchange.

    [_] I/We do not wish to have
    the ability to exercise
    telephone redemption and
    exchange privileges. I/We
    further understand that all
    exchange and redemption
    requests must be in writing.

    SPECIAL PURCHASE AND
    REDEMPTION PLANS
    I/We have completed and
    attached the Supplemental
    Application for:

    [_] Automatic Investment Plan
    [_] Systematic Withdrawal Plan

--------------------------------------------------------------------------------
  CHECK WRITING PRIVILEGE
--------------------------------------------------------------------------------
  [_] I/We wish to take advantage of the check writing privilege and have signed and attached the Check Writing Signature
      Card to this application.
  [_] I/We do not wish to take advantage of the check writing privilege at this time, but I/we may elect to do so at a later date.

  SIGNATURE CARD SIGNATURE REQUIREMENTS. If the shares are registered in the name of:

  . AN INDIVIDUAL, the individual must sign the Card.

  . JOINT ACCOUNT, both individuals must sign the Card.

  . INSTITUTIONAL ACCOUNT, an officer must sign the Card indicating corporate, trust or partnership office or title.

  . TRUST ACCOUNT, trustee or other fiduciary must sign the Card indicating capacity.

  . CUSTODIAN FOR MINOR, custodian must sign the Card.
--------------------------------------------------------------------------------
  AGREEMENTS AND SIGNATURES
--------------------------------------------------------------------------------

  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ON THIS FORM IS/ARE THE CORRECT TAXPAYER IDENTIFICATION NUMBER(S) AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING, OR THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] IF NO TAXPAYER IDENTIFICATION NUMBER ("TIN") OR SSN HAS BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN, AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE THIS NUMBER TO CGFSC WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION, OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN OR TIN, I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE THIS NUMBER ON FORM W-9. YOU MAY REQUEST THE FORM BY CALLING CGFSC AT THE NUMBER LISTED ABOVE).

  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund shares are not deposits or obligations of, or guaranteed or endorsed by, U.S. Trust, its parent or affiliates and Fund Shares are not federally insured by, guaranteed by or obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency; that while the Funds seek to maintain their net asset value per share at $1.00 for purposes of purchases and redemptions, there can be no assurance that they will be able to do so on a continuous basis; and investment in the Funds involves investment risk, including the possible loss of the principal amount invested.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO
  ANY PROVISIONS OF THIS FORM OTHER THAN THE CERTIFICATIONS
  REQUIRED TO AVOID BACKUP WITHHOLDING.

  X ___________________________ Date __________________________
  Owner Signature

  X ___________________________ Date __________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above
  (including legal title if signing for a corporation, trust custodial account, etc.)

--------------------------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
--------------------------------------------------------------------------------
  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.

  ----------------------------- -------------------------------
  Investment Dealer's Name      Source of Business Code

  ----------------------------- -------------------------------
  Main Office Address           Branch Number

  ----------------------------- -------------------------------
  Representative's Number       Representative's Name

  ----------------------------- -------------------------------
  Branch Address                Telephone

  ----------------------------- -------------------------------
  Investment Dealer's           Title
  Authorized Signature

 [LOGO] EXCELSIOR  CHASE GLOBAL FUNDS SERVICES COMPANY   SUPPLEMENTAL
    FUNDS INC.     CLIENT SERVICES                       APPLICATION
    TAX-EXEMPT     P.O. Box 2798                         SPECIAL INVESTMENT AND
    FUNDS, INC.    Boston, MA 02208-2798                 WITHDRAWAL OPTIONS
                   (800) 446-1012
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
  -----------------------------------------------------------------------------
    Fund Name __________________  Account Number _________________
    Owner Name _________________  Social Security or Taxpayer ID
    Street Address _____________  Number _________________________
    Resident                      City, State, Zip Code __________
    of  [_] U.S.  [_] Other ____  [_] Check here if this is a change of address
  -----------------------------------------------------------------------------
    DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
  -----------------------------------------------------------------------------
    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
               All dividends are to be     [_] reinvested  [_] paid in cash
               All capital gains are to be [_] reinvested  [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                  Name of Your Bank ______________
    Name _______________________  Bank Account Number ____________
    Address ____________________  Address of Bank ________________
    City, State, Zip Code ________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:

    From: ______________________  Account No. ____________________
               (Fund)
    To: ________________________  Account No. ____________________
               (Fund)
  -----------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN [_] YES [_] NO
  -----------------------------------------------------------------------------
    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable net asset value determined on that day.

    [_] Monthly on the 1st day
    [_] Monthly on the 15th day
    [_] Monthly on both the 1st and 15th days

    Amount of each debit (minimum $50 per Fund) $ ________________________

    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.
-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
  -----------------------------------------------------------------------------
    EXCELSIOR FUNDS
    CLIENT SERVICES                            AUTOMATIC INVESTMENT PLAN
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    BANK AUTHORIZATION
  -----------------------------------------------------------------------------

    -------------------- ----------------------------------------
    Bank Name            Bank Address             Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ----------------------------  --------------------------------
    Account Holder's Name         Joint Account Holder's Name

    X ________________  ________  X __________________ ___________
        Signature       Date           Signature       Date

--------------------------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN [_] YES [_] NO NOT AVAILABLE FOR IRA'S
--------------------------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR
  MORE.
  I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day
  [_] Quarterly on the 24th day of January, April, July and October
  [_] Other ____________________

  (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum) $ _______________________

  Please make check payable to: (To be completed only if redemption proceeds to be paid to other than account holder of record or mailed to address other than address of record)

  Recipient ________________________________

  Street Address ___________________________

  City, State, Zip Code ____________________

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

--------------------------------------------------------------------------------
  AGREEMENT AND SIGNATURES
--------------------------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date ______________________

  X                               X
  ------------------------------- -----------------------------

  Signature                       Signature
  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee*
  (if applicable)                 (if applicable)

  X                               X
  ------------------------------- -----------------------------
  Signature                       Signature

  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee*
  (if applicable)                 (if applicable)


  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.

--------------------------------------------------------------------------------

                       Attach Copy of Voided Check Here

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
EXPENSE SUMMARY............................................................   2
FINANCIAL HIGHLIGHTS.......................................................   3
INVESTMENT OBJECTIVES AND POLICIES.........................................   7
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION.....................   8
INVESTMENT LIMITATIONS.....................................................  12
PRICING OF SHARES..........................................................  13
HOW TO PURCHASE AND REDEEM SHARES..........................................  14
INVESTOR PROGRAMS..........................................................  18
DIVIDENDS AND DISTRIBUTIONS................................................  21
TAXES......................................................................  22
MANAGEMENT OF THE FUNDS....................................................  23
DESCRIPTION OF CAPITAL STOCK...............................................  25
CUSTODIAN AND TRANSFER AGENT...............................................  26
YIELD INFORMATION..........................................................  26
MISCELLANEOUS..............................................................  27
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  28

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REP-RESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANIES OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANIES OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTMMP897

                                    [LOGO]
                                  FUNDS INC.
                            TAX-EXEMPT FUNDS, INC


                                   MONEY FUND
                             GOVERNMENT MONEY FUND
                              TREASURY MONEY FUND
                             TAX-EXEMPT MONEY FUND


                                   Prospectus
                                 August 1, 1997

GINTEL                                               [LOGO] EXCELSIOR
                                                         FUNDS INC.
                                                     TAX-EXEMPT FUNDS, INC.

                                              AVAILABLE THROUGH THE GINTEL GROUP

--------------------------------------------------------------------------------
Money Fund                       For purchase or account information, call
Government Money Fund            (800) 344-3092. For current prices and yield
Treasury Money Fund              information, call (800) 759-4171. (From
Tax-Exempt Money Fund            overseas, call (617) 482-9300.)


--------------------------------------------------------------------------------
This Prospectus describes the Money Fund, Government Money Fund and Treasury Money Fund, three separate diversified portfolios offered to investors by Ex-celsior Funds, Inc. ("Excelsior Fund"), and the Tax-Exempt Money Fund, a diver-sified portfolio offered by Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund"). Excelsior Fund and Excelsior Tax-Exempt Fund (collectively, the "Companies") are open-end, management investment companies. Each portfolio (in-dividually, a "Fund" and collectively, the "Funds") has its own investment ob-jective and policies as follows:

 MONEY FUND'S investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will gen-erally invest in money market instruments, including bank obligations, commer-cial paper and U.S. Government obligations.

 GOVERNMENT MONEY FUND'S investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will generally invest in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations.

 TREASURY MONEY FUND'S investment objective is to seek current income with li-quidity and stability of principal. The Fund invests primarily in direct short-term obligations of the U.S. Treasury and certain agencies or instrumentalities of the U.S. Government with a view toward providing interest income that is generally considered exempt from state and local income taxes. Under normal market conditions, at least 65% of the Fund's total assets will be invested in direct U.S. Treasury obligations. The Fund will not enter into repurchase agreements.

 TAX-EXEMPT MONEY FUND'S investment objective is to seek a moderate level of current interest income exempt from Federal income taxes consistent with sta-bility of principal. The Tax-Exempt Money Fund will invest substantially all of its assets in high-quality short-term Municipal Securities (as defined below).

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1997 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to the address shown above or by calling (800) 446-1012. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in its entirety into this Prospectus. The Securities and Exchange Commission maintains a World Wide Web site (http://www.sec.gov.) that contains the Statement of Additional Information and other information regarding the Companies.

SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY OR OBLIGATIONS OF OR OTHERWISE SUP-PORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. THE FUNDS SEEK TO MAINTAIN THEIR NET ASSET VALUE PER SHARE AT $1.00 FOR PURPOSES OF PURCHASES AND REDEMPTIONS, ALTHOUGH THERE CAN BE NO ASSURANCE THAT THEY WILL DO SO ON A CON-TINUOUS BASIS. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                 August 1, 1997

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
EXPENSE SUMMARY............................................................   2
FINANCIAL HIGHLIGHTS.......................................................   3
INVESTMENT OBJECTIVES AND POLICIES.........................................   7
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION.....................   8
INVESTMENT LIMITATIONS.....................................................  12
PRICING OF SHARES..........................................................  13
HOW TO PURCHASE AND REDEEM SHARES..........................................  14
INVESTOR PROGRAMS..........................................................  18
DIVIDENDS AND DISTRIBUTIONS................................................  21
TAXES......................................................................  22
MANAGEMENT OF THE FUNDS....................................................  23
DESCRIPTION OF CAPITAL STOCK...............................................  25
CUSTODIAN AND TRANSFER AGENT...............................................  26
YIELD INFORMATION..........................................................  26
MISCELLANEOUS..............................................................  27
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  28

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REP-RESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANIES OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANIES OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTMMP897


Gintel

MONEY FUND

GOVERNMENT MONEY FUND

EXCELSIOR FUNDS, INC.
AVAILABLE THROUGH THE GINTEL GROUP


PROSPECTUS

AUGUST 1, 1997

TREASURY MONEY FUND

TAX-EXEMPT MONEY FUND

EXCELSIOR FUNDS, INC.
EXCELSIOR TAX-EXEMPT FUNDS, INC.
AVAILABLE THROUGH EDGEWOOD SERVICES, INC.

GINTEL & CO.
6 GREENWICH OFFICE PARK
GREENWICH, CT 06831

TOLL FREE
(800) 344-3092

CHECK WRITING SIGNATURE CARD                              EXCELSIOR FUNDS, INC.
                                           MONEY FUND AND GOVERNMENT MONEY FUND

By signing on the reverse, I/we hereby appoint as agent The Chase Manhattan Bank ("Chase") and, as such agent, Chase is hereby authorized and directed, upon presentment of check(s), to request the redemption of shares of the applicable Fund registered in my/our name(s) in the amount of such check(s) drawn on my/our Fund account. I/We further authorize Chase Global Funds Services Company ("CGFSC"), the sub-transfer agent, to accept and execute instructions relating to this check writing privilege. I/We agree that Chase and CGFSC, acting as agents on my/our behalf in connection with the foregoing check writing privileges, shall be liable only for their own willful misfeasance, bad faith or gross negligence.

I/We acknowledge that this check writing arrangement is subject to the applicable terms and restrictions, including charges, set forth in the current Prospectus for each Fund with respect to which I/we have arranged to redeem Fund shares by check writing. I/We understand and agree to be bound and subject to Chase's rules, regulations and associated laws governing check collection, as amended from time to time.

Stop payment instructions must be given to CGFSC by calling toll-free (800) 446-1012.

To take advantage of the check writing privilege, please complete the Signature Card on the reverse. Each person signing below guarantees the genuineness of the other's signature. You will receive a supply of checks approximately 3 weeks after this application is processed.

Account Number ______________________    FUND
                                         ----
______________ _______________  _____
Last Name      First            M.I.     [_] Money Fund

Last Name      First            M.I.     [_] Government
                                             Money Fund

By signing this Signature Card, the undersigned agree(s) that check writing privileges will be subject to the instructions and rules of Excelsior Fund, Excelsior Tax-Exempt Fund and Chase, as now in effect and as amended from time to time, as they pertain to the use of redemption checks.
(Please use black ink)

                        [_] Check here if both signatures required on checks.
______________          [_] Check here if only one signature required on checks.
Signature

______________          If neither box is checked, all checks will require both
Joint Signature         signatures.

                                                           EXCELSIOR FUNDS, INC.

CHECK WRITING SIGNATURE CARD                              EXCELSIOR FUNDS, INC.
                                               EXCELSIOR TAX-EXEMPT FUNDS, INC.

By signing on the reverse, I/we hereby appoint as agent The Chase Manhattan Bank ("Chase") and, as such agent, Chase is hereby authorized and directed, upon presentment of check(s), to request the redemption of shares of the applicable Fund registered in my/our name(s) in the amount of such check(s) drawn on my/our Fund account. I/We further authorize Chase Global Funds Services Company ("CGFSC"), the sub-transfer agent, to accept and execute instructions relating to this check writing privilege. I/We agree that Chase and CGFSC, acting as agents on my/our behalf in connection with the foregoing check writing privileges, shall be liable only for their own willful misfeasance, bad faith or gross negligence.

I/We acknowledge that this check writing arrangement is subject to the applicable terms and restrictions, including charges, set forth in the current Prospectus for each Fund with respect to which I/we have arranged to redeem Fund shares by check writing. I/We understand and agree to be bound and subject to Chase's rules, regulations and associated laws governing check collection, as amended from time to time.

Stop payment instructions must be given to CGFSC by calling toll-free (800) 446-1012.

To take advantage of the check writing privilege, please complete the Signature Card on the reverse. Each person signing below guarantees the genuineness of the other's signature. You will receive a supply of checks approximately 3 weeks after this application is processed.

Account Number ______________________   FUND
                                        ----
_________________ ______________ ____   [_] Money Fund  [_] Tax-Exempt Money
Last Name         First          M.I.                       Fund

_________________ ______________ ____   [_] Government  [_] Treasury
Last Name         First          M.I.       Money Fund      Money Fund


By signing this Signature Card, the undersigned agree(s) that check writing privileges will be subject to the instructions and rules of Excelsior Fund, Excelsior Tax-Exempt Fund and Chase, as now in effect and as amended from time to time, as they pertain to the use of redemption checks.

(Please use black ink)                  [_] Check here if both signatures
                                            required on checks.
                                        [_] Check here if only one signature
                                            required on checks.
_____________________________________   If neither box is checked, all checks
Signature                               will require both signatures.

_____________________________________
Joint Signature
                                                EXCELSIOR FUNDS, INC.
                                                EXCELSIOR TAX-EXEMPT FUNDS, INC.

                                                                  [LOGO]
                                                                 EXCELSIOR
                                                                 FUNDS INC.

Excelsior Fixed-Income Funds

--------------------------------------------------------------------------------
73 Tremont Street                 For initial purchase information, current
Boston, Massachusetts 02108-3913  prices, yield and performance information and existing account information, call (800)
                                  446-1012. (From overseas, call (617) 557-
                                  8280.)
--------------------------------------------------------------------------------
This Prospectus describes three separate portfolios offered to investors by Ex-celsior Funds, Inc. ("Excelsior Fund"), an open-end management investment com-pany. Each portfolio (individually, a "Fund" and collectively, the "Funds") has its own investment objective and policies as follows:

 SHORT-TERM GOVERNMENT SECURITIES FUND'S investment objective is to seek a high level of current income consistent with stability of principal by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations. As a result, the interest income on such investments generally should be exempt from state and local personal income taxes in most states. The Fund will generally have a dollar-weighted average portfolio maturity of one to three years.

 INTERMEDIATE-TERM MANAGED INCOME FUND'S investment objective is to seek as high a level of current interest income consistent with relative stability of principal by investing principally in investment grade or better debt obliga-tions and money market instruments. The Fund will ordinarily have a dollar-weighted average portfolio maturity of three to ten years.

 MANAGED INCOME FUND'S investment objective is to seek higher current income consistent with what is believed to be prudent risk of capital. Subject to this investment objective, the Fund's investment adviser will consider the total rate of return on portfolio securities in managing the Fund. Under normal mar-ket or economic conditions, the Fund will invest a majority of its assets in investment grade debt obligations and money market instruments.

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1997 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to Excelsior Fund at its address shown above or by calling
(800) 446-1012. The Statement of Additional Information, as it may be supple-mented from time to time, is incorporated by reference in its entirety into this Prospectus. The Securities and Exchange Commission maintains a World Wide Web site (http://www.sec.gov) that contains the Statement of Additional Infor-mation and other information regarding Excelsior Fund.

SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT AND AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 August 1, 1997

                              PROSPECTUS SUMMARY

  EXCELSIOR FUNDS, INC. is an investment company offering various investment portfolios with differing objectives and policies. Founded in 1984, Excelsior Fund currently offers 20 Funds with combined assets of approximately $3 bil-lion. See "Description of Capital Stock."

  INVESTMENT ADVISER: United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, "U.S. Trust" or the "Investment Advis-er"), serve as the Funds' investment adviser. U.S. Trust offers a variety of specialized financial and fiduciary services to high-net worth individuals, institutions and corporations. Excelsior Fund offers investors access to U.S. Trust's services. See "Management of the Funds--Investment Adviser."

  INVESTMENT OBJECTIVES AND POLICIES: Generally, the Short-Term Government Se-curities Fund is a diversified investment portfolio which invests principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and the Intermediate-Term Managed Income and Managed Income Funds are diversified investment portfolios which invest principally in in-vestment grade or better debt obligations. The Funds' investment objectives and policies are summarized on the cover and explained in greater detail later in this Prospectus. See "Investment Objectives and Policies," "Portfolio In-struments and Other Investment Information" and "Investment Limitations."

  HOW TO INVEST: The Funds' Shares are offered at their net asset value. Ex-celsior Fund does not impose a sales load on purchases of Shares. See "How to Purchase and Redeem Shares."

  The minimum initial investment is $500 per Fund, and the minimum subsequent investment is $50 per Fund. The easiest way to invest is to complete the ac-count application which accompanies this Prospectus and to send it with a check to the address noted on the application. Investors may also invest by wire and through investment dealers or institutional investors with appropri-ate sales agreements with Excelsior Fund. See "How to Purchase and Redeem Shares."

  HOW TO REDEEM: Redemptions may be requested directly from Excelsior Fund by mail, wire or telephone. Investors investing through another institution should request redemptions through their Shareholder Organization. See "How to Purchase and Redeem Shares."

  INVESTMENT RISKS AND CHARACTERISTICS: Generally, each Fund is affected di-rectly by credit markets and fluctuations in interest rates. Although each Fund generally seeks to invest for the long term, each Fund may engage in short-term trading of portfolio securities. A high rate of portfolio turnover may involve correspondingly greater transaction costs which must be borne di-rectly by a Fund and ultimately by its shareholders. Investments in non-in-vestment grade obligations may subject the Intermediate-Term Managed Income and Managed Income Funds to increased risk of loss upon default. Such securi-ties are generally unsecured, are often subordinated debt and are often issued by entities with high levels of indebtedness and that are more sensitive to adverse economic conditions. Investments in the obligations of foreign issuers may subject the Intermediate-Term Managed Income and Managed Income Funds to additional investment risks, including fluctuations in foreign exchange rates, future political and economic developments and the possible imposition of ex-change controls or other foreign governmental laws or restrictions. See "In-vestment Policies Common to Intermediate-Term Managed Income and Managed In-come Funds--Risk Factors." Investment in the Funds should not be considered a complete investment program.

                                EXPENSE SUMMARY

                                            SHORT-TERM    INTERMEDIATE- MANAGED
                                            GOVERNMENT    TERM MANAGED  INCOME
                                          SECURITIES FUND  INCOME FUND   FUND
                                          --------------- ------------- -------
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Load ....................      None           None       None
Sales Load on Reinvested Dividends.......      None           None       None
Deferred Sales Load......................      None           None       None
Redemption Fee...........................      None           None       None
Exchange Fees............................      None           None       None
ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)/1/.....      .21%           .30%       .61%
12b-1 Fees...............................      None           None       None
Other Operating Expenses
  Administrative Servicing Fee/1/........      .08%           .05%       .04%
  Other Expenses.........................      .32%           .28%       .25%
                                               ----           ----       ----
Total Operating Expenses (after fee
 waivers)/1/.............................      .61%           .63%       .90%
                                               ====           ====       ====

-------
1. The Investment Adviser and administrators may from time to time voluntarily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or administrators intend to voluntarily waive fees in an amount equal to the Administrative Servicing Fee; and to further waive fees and reimburse expenses to the ex-tent necessary for the Short-Term Government Securities and Intermediate-Term Managed Income Funds to maintain annual expense ratios of not more than .62% and .72%, respectively. Without such fee waivers, "Advisory Fees" would be .30%, .35% and .75%, and "Total Operating Expenses" would be .70%, .68% and 1.04% for the Short-Term Government Securities, Intermediate-Term Managed Income and Managed Income Funds, respectively.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption of your investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Short-Term Government Securities Fund...........  $ 6     $20     $34     $ 76
Intermediate-Term Managed Income Fund...........    6      20      35       79
Managed Income Fund.............................    9      29      50      111

  The foregoing expense summary and example are intended to assist the in-vestor in understanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth ad-visory and other expenses payable with respect to Shares of the Funds for the fiscal year ended March 31, 1997. For more complete descriptions of the Funds' operating expenses, see "Management of the Funds" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout each period and other performance information derived from the financial state-ments included in Excelsior Fund's Annual Report to Shareholders for the year ended March 31, 1997 (the "Financial Statements"). The information contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Fund's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also contained in the Annual Report to Shareholders, which may be obtained from Excelsior Fund without charge by call-ing the number on the front cover of this Prospectus.

                     SHORT-TERM GOVERNMENT SECURITIES FUND

                                  YEAR ENDED MARCH 31,
                               ------------------------------    PERIOD ENDED
                                1997    1996    1995    1994   MARCH 31, 1993/1/
                               ------  ------  ------  ------  -----------------
Net Asset Value, Beginning of
 Period......................  $ 6.98  $ 6.89  $ 6.93  $ 7.06       $ 7.00
                               ------  ------  ------  ------       ------
Income From Investment Opera-
 tions
  Net Investment Income......    0.38    0.40    0.33    0.24         0.06
  Net Gains or (Losses) on
   Securities (both realized
   and unrealized)...........   (0.06)   0.09   (0.04)  (0.09)        0.06
                               ------  ------  ------  ------       ------
  Total From Investment Oper-
   ations....................    0.32    0.49    0.29    0.15         0.12
                               ------  ------  ------  ------       ------
Less Distributions
  Dividends From Net Invest-
   ment Income...............   (0.37)  (0.40)  (0.33)  (0.24)       (0.06)
  Dividends From Net Realized
   Gain on Investments.......    0.00    0.00    0.00   (0.02)        0.00
  Distributions in Excess of
   Net Realized Gain on In-
   vestments.................    0.00    0.00    0.00   (0.02)        0.00
                               ------  ------  ------  ------       ------
  Total Distributions........   (0.37)  (0.40)  (0.33)  (0.28)       (0.06)
                               ------  ------  ------  ------       ------
Net Asset Value, End of Peri-
 od..........................  $ 6.93  $ 6.98  $ 6.89  $ 6.93       $ 7.06
                               ======  ======  ======  ======       ======
Total Return/2/..............   4.77%   7.27%   4.30%   2.12%        1.70%
Ratios/Supplemental Data
  Net Assets, End of Period
   (in millions).............  $30.80  $25.07  $25.22  $25.23       $13.37
  Ratio of Net Operating Ex-
   penses to Average Net As-
   sets......................   0.61%   0.61%   0.61%   0.62%        0.62%/3/
  Ratio of Gross Operating
   Expenses to Average Net
   Assets/4/.................   0.70%   0.80%   0.67%   0.65%        0.82%/3/
  Ratio of Net Income to Av-
   erage Net Assets..........   5.42%   5.72%   4.80%   3.42%        3.62%/3/
  Portfolio Turnover Rate....   82.0%   77.0%  198.0%  267.0%        93.0%/3/

-------
NOTES:
1.Inception date of the Fund was December 31, 1992.
2.Total return data does not reflect the sales load payable on purchases of
   Shares prior to February 14, 1997.
3.Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                     INTERMEDIATE-TERM MANAGED INCOME FUND

                                  YEAR ENDED MARCH 31,
                               ------------------------------
                                                                 PERIOD ENDED
                                1997    1996    1995    1994   MARCH 31, 1993/1/
                               ------  ------  ------  ------  -----------------
Net Asset Value, Beginning of
 Period......................  $ 7.06  $ 6.75  $ 6.83  $ 7.19       $ 7.00
                               ------  ------  ------  ------       ------
Income From Investment
 Operations
  Net Investment Income......    0.41    0.43    0.39    0.31         0.08
  Net Gains or (Losses) on
   Securities (both realized
   and unrealized)...........   (0.19)   0.31   (0.07)  (0.27)        0.19
                               ------  ------  ------  ------       ------
  Total From Investment
   Operations................    0.22    0.74    0.32    0.04         0.27
                               ------  ------  ------  ------       ------
Less Distributions
  Dividends From Net
   Investment Income.........   (0.41)  (0.43)  (0.39)  (0.31)       (0.08)
  Dividends From Net Realized
   Gain on Investments.......    0.00    0.00    0.00    0.00         0.00
  Distributions in Excess of
   Net Realized Gain
   on Investments............    0.00    0.00   (0.01)  (0.09)        0.00
                               ------  ------  ------  ------       ------
  Total Distributions........   (0.41)  (0.43)  (0.40)  (0.40)       (0.08)
                               ------  ------  ------  ------       ------
Net Asset Value, End of
 Period......................  $ 6.87  $ 7.06  $ 6.75  $ 6.83       $ 7.19
                               ======  ======  ======  ======       ======
Total Return/2/..............   3.25%  11.13%   4.95%   0.45%        3.86%
Ratios/Supplemental Data
  Net Assets, End of Period
   (in millions).............  $78.44  $68.64  $47.93  $42.56       $19.48
  Ratio of Net Operating
   Expenses to Average
   Net Assets................   0.63%   0.64%   0.66%   0.69%        0.72%/3/
  Ratio of Gross Operating
   Expenses to Average
   Net Assets/4/.............   0.68%   0.68%   0.68%   0.69%        0.98%/3/
  Ratio of Net Income to
   Average Net Assets........   5.91%   6.06%   5.91%   4.31%        4.69%/3/
  Portfolio Turnover Rate....  129.0%  129.0%  682.0%  385.0%       66.00%/3/

-------
NOTES:
1.Inception date of the Fund was December 31, 1992.
2.Total return data does not reflect the sales load payable on purchases of
   Shares prior to February 14, 1997.
3.Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                              MANAGED INCOME FUND

                                                    YEAR ENDED MARCH 31,
                          ----------------------------------------------------------------------------------
                           1997     1996    1995    1994     1993     1992    1991    1990    1989     1988
                          -------  ------  ------  -------  -------  ------  ------  ------  -------  ------
Net Asset Value,
 Beginning of period....  $  8.84  $ 8.39  $ 8.57  $  9.64  $  9.15  $ 9.12  $ 8.77  $ 8.51  $  8.61  $ 9.01
                          -------  ------  ------  -------  -------  ------  ------  ------  -------  ------
Income From Investment
 Operations
 Net Investment Income..     0.51    0.55    0.51     0.47     0.58    0.65    0.67    0.69     0.66    0.67
 Net Gains or (Losses)
  on Securities (both
  realized and
  unrealized)...........    (0.24)   0.44   (0.18)   (0.26)    0.79    0.27    0.44    0.32    (0.06)  (0.08)
                          -------  ------  ------  -------  -------  ------  ------  ------  -------  ------
 Total From Investment
  Operations............     0.27    0.99    0.33     0.21     1.37    0.92    1.11    1.01     0.60    0.59
                          -------  ------  ------  -------  -------  ------  ------  ------  -------  ------
Less Distributions
 Dividends From Net
  Investment Income.....    (0.51)  (0.54)  (0.51)   (0.47)   (0.58)  (0.65)  (0.67)  (0.69)   (0.66)  (0.67)
 Dividends From Net
  Realized Gain on
  Investments...........     0.00    0.00    0.00    (0.31)   (0.30)  (0.24)  (0.09)  (0.06)   (0.04)  (0.32)
 Distributions in Excess
  of Net Realized Gain
  on Investments........     0.00    0.00    0.00    (0.50)    0.00    0.00    0.00    0.00     0.00    0.00
                          -------  ------  ------  -------  -------  ------  ------  ------  -------  ------
 Total Distributions....    (0.51)  (0.54)  (0.51)  (1.28)    (0.88)  (0.89)  (0.76)  (0.75)   (0.70)  (0.99)
                          -------  ------  ------  -------  -------  ------  ------  ------  -------  ------
Net Asset Value, End of
 Period.................  $  8.60  $ 8.84  $ 8.39  $  8.57  $  9.64  $ 9.15  $ 9.12  $ 8.77  $  8.51  $ 8.61
                          =======  ======  ======  =======  =======  ======  ======  ======  =======  ======
Total Return/1/.........    3.17%  11.86%   4.06%    1.73%   15.74%  10.36%  13.37%  12.03%    7.18%   7.20%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $185.90  $88.90  $86.02  $110.90  $110.62  $96.32  $52.74  $38.75  $ 19.53  $12.67
 Ratio of Net Operating
  Expenses to Average
  Net Assets............    0.90%   0.96%   1.00%    0.90%    0.89%   1.05%   1.11%   1.13%    1.07%   0.86%
 Ratio of Gross
  Operating Expenses to
  Average
  Net Assets/2/.........    1.04%   1.12%   1.12%    1.06%    1.04%   1.05%   1.11%   1.14%    1.24%   1.32%
 Ratio of Net Income to
  Average Net Assets....    5.90%   6.09%   6.09%    4.89%    6.19%   6.97%   7.57%   7.73%    7.69%   7.76%
 Portfolio Turnover
  Rate..................   238.0%  165.0%  492.0%   459.0%   455.0%  369.0%  342.0%  350.0%  1226.0%  576.0%

-------
NOTES:
1. Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
2. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                       INVESTMENT OBJECTIVES AND POLICIES

 The Investment Adviser will use its best efforts to achieve the investment ob-jective of each Fund, although their achievement cannot be assured. The invest-ment objective of each Fund may not be changed without a vote of the holders of a majority of the particular Fund's outstanding Shares (as defined under "Mis-cellaneous"). Except as noted below and in "Investment Limitations," the in-vestment policies of each Fund may be changed without the vote of the holders of a majority of the outstanding Shares of such Fund.

SHORT-TERM GOVERNMENT SECURITIES FUND

 The Short-Term Government Securities Fund's investment objective is to seek a high level of current income consistent with stability of principal by invest-ing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations. Under normal circumstances, at least 65% of the Fund's total as-sets will be invested in such securities. As a result, the interest income on such investments generally should be exempt from state and local personal in-come taxes in most states. In all states this tax exemption is passed through to the Fund's shareholders. The Fund will generally have a dollar-weighted av-erage portfolio maturity of one to three years. Changes in interest rates will affect the value of the portfolio investments held by the Short-Term Government Securities Fund. As a result, investment in the Short-Term Government Securi-ties Fund should not be considered a complete investment program. Additional information about the Fund's policies and portfolio instruments is set forth below under "Portfolio Instruments and Other Investment Information."

INTERMEDIATE-TERM MANAGED INCOME FUND

 The Intermediate-Term Managed Income Fund's investment objective is to seek as high a level of current interest income as is consistent with relative stabil-ity of principal. The Fund will have a dollar-weighted average portfolio matu-rity of three to ten years.

MANAGED INCOME FUND

 The Managed Income Fund's investment objective is to seek high current income consistent with what is believed to be prudent risk of capital. Subject to this investment objective, the Investment Adviser will consider the market value ap-preciation of portfolio securities in managing the Fund. The Managed Income Fund's dollar-weighted average portfolio maturity will vary from time to time in light of current market and economic conditions, the comparative yields on instruments with different maturities and other factors.

INVESTMENT POLICIES COMMON TO INTERMEDIATE-TERM MANAGED INCOME AND MANAGED INCOME FUNDS

 The Intermediate-Term Managed Income and Managed Income Funds may invest in the following types of securities: corporate debt obligations such as bonds, debentures, obligations convertible into common stocks and money market instru-ments; preferred stocks; and obligations issued or guaranteed by the U.S. Gov-ernment and its agencies or instrumentalities. The Intermediate-Term Managed Income and Managed Income Funds are also permitted to enter into repurchase agreements. The Intermediate-Term Managed Income and Managed Income Funds may, from time to time, invest in debt obligations exempt from Federal income tax issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their authorities, agencies, instrumental-ities and political subdivisions ("Municipal Bonds"). The purchase of Municipal Bonds may be advantageous when, as a result of prevailing economic, regulatory or other circumstances, the performance of such securities, on a pre-tax basis, is comparable to that of corporate or U.S. Government debt obligations.

 Under normal market conditions, at least 75% of the Intermediate-Term Managed Income and Managed Income Fund's total assets will be invested in investment-grade debt obligations rated within the three highest ratings of Standard & Poor's Ratings Group ("S&P") or Moody's Investor Service, Inc. ("Moody's") (or in unrated obligations considered to be of comparable credit quality by the In-vestment Ad-viser) and in U.S. Government obligations and money market instruments of the types listed below under "Money Market Instruments." When, in the opinion of the Investment Adviser, a defensive investment posture is warranted, the Funds may invest temporarily and without limitation in high quality, short-term money market instruments.

 Unrated securities will be considered of investment grade if deemed by the Investment Adviser to be comparable in quality to instruments so rated, or if other outstanding obligations of the issuers of such securities are rated "Baa/BBB" or better. It should be noted that obligations rated in the lowest of the top four ratings ("Baa" by Moody's or "BBB" by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated bonds.

 The Intermediate-Term Managed Income and Managed Income Funds may invest up to 25% of their respective total assets in: preferred stocks; dollar-denomi-nated debt obligations of foreign issuers, including foreign corporations and foreign governments; and dollar-denominated debt obligations of U.S. companies issued outside the United States (see additional limitation on investments in obligations of foreign branches of U.S. banks and U.S. branches of foreign banks under "Money Market Instruments" below). The Intermediate-Term Managed Income and Managed Income Funds may also enter into foreign currency exchange transactions for hedging purposes. The Intermediate-Term Managed Income and Managed Income Funds may invest up to 10% and 25% of their respective total assets in obligations rated below the four highest ratings of S&P or Moody's (commonly called "junk bonds") with no minimum rating required. The Intermedi-ate-Term Managed Income and Managed Income Funds will not invest in common stocks, and any common stocks received through conversion of convertible debt obligations will be sold in an orderly manner as soon as possible. Changes in interest rates will affect the value of the portfolio investments held by the Intermediate-Term Managed Income and Managed Income Funds.

RISK FACTORS

 Investments in the obligations of foreign issuers may subject the Intermedi-ate-Term Managed Income and Managed Income Funds to additional investment risks including fluctuations in foreign exchange rates, future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, con-fiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. There may be less publicly available information about a foreign company than about a U.S. com-pany, and foreign companies may not be subject to accounting, auditing and fi-nancial reporting standards and requirements comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. Transaction costs on foreign securities markets are generally higher than in the United States. There is generally less government supervision and regulation of foreign ex-changes, brokers and issuers than there is in the United States. The Interme-diate-Term Managed Income and Managed Income Funds might have greater diffi-culty taking appropriate legal action in a foreign court. Interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions al-lowed to investors under the Federal income tax provisions, they may reduce the net return to the shareholders.

 The Intermediate-Term Managed Income and Managed Income Funds' investments in obligations rated below the four highest ratings of S&P and Moody's have dif-ferent risks than investments in securities that are rated "investment grade." Risk of loss upon default by the borrower is significantly greater because lower-rated securities are generally unsecured and are often subordinated to other creditors of the issuer, and because the issuers frequently have high levels of indebtedness and are more sensitive to adverse eco-nomic conditions, such as recessions, individual corporate developments and in-creasing interest rates than are investment grade issuers. As a result, the market price of such securities, and the net asset value of the Funds' Shares, may be particularly volatile.

 Additional risks associated with lower-rated fixed-income securities are (a) the relative youth and growth of the market for such securities, (b) the rela-tively low trading market liquidity for the securities, (c) the impact that legislation may have on the high-yield bond market (and, in turn, on the Funds' net asset value and investment practices), (d) the operation of mandatory sink-ing fund or call/redemption provisions during periods of declining interest rates whereby the Funds may be required to reinvest premature redemption pro-ceeds in lower yielding portfolio securities, and (e) the creditworthiness of the issuers of such securities. During an economic downturn or substantial pe-riod of rising interest rates, highly-leveraged issuers may experience finan-cial stress which would adversely affect their ability to service their princi-pal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated bonds generally and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. If the issuer of a lower-rated security held by the Intermediate-Term Managed Income and Managed Income Funds defaulted, the Fund could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities held by the Fund, especially in a thinly traded market. Final-ly, the Funds' trading in fixed-income securities to achieve capital apprecia-tion entails risks that capital losses rather than gains will result. As a re-sult, investment in the Intermediate-Term Managed Income and Managed Income Funds should not be considered a complete investment program.

 Debt obligations rated "BB," "B" or "CCC" by S&P are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "CCC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse condi-tions. The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating. The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or im-plied "CCC-" debt rating, and may be used to cover a situation where a bank-ruptcy petition has been filed, but debt service payments are continued. The rating "CI" is reserved for income bonds on which no interest is being paid. Debt obligations rated "D" are in default, and payments of interest and/or re-payment of principal is in arrears. The ratings from "AA" through "CCC" are sometimes modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Moody's has a similar classifica-tion scheme for non-investment grade debt obligations. Debt obligations rated "Ba," "B," "Caa," "Ca" and "C" provide questionable protection of interest and principal. The rating "Ba" indicates that a debt obligation has some specula-tive characteristics. The rating "B" indicates a general lack of characteris-tics of desirable investment. Debt obligations rated "Caa" are of poor quality, while debt obligations rated "Ca" are considered highly speculative. "C" repre-sents the lowest rated class of debt obligations. Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" reflects a mid-range rank-ing; and the modifier "3" indicates that the security ranks at the lower end of its generic rating category.

             PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION

MONEY MARKET INSTRUMENTS

 Money market instruments that may be purchased by the Intermediate-Term Man-aged Income and Man-aged Income Funds in accordance with their investment objectives and policies stated above include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

 Bank obligations include bankers' acceptances, negotiable certificates of de-posit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation. Bank obligations acquired by a Fund may also include U.S. dollar-denominated obli-gations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in bank obligations of foreign branches of do-mestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of the Managed Income Fund's to-tal assets will be invested in obligations of any one foreign or domestic branch and no more than 20% of the Fund's total assets at the time of purchase will be invested in the aggregate in such obligations. Investments in time de-posits are limited to no more than 5% of the value of a Fund's total assets at time of purchase.

 Investments by the Funds in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, each Fund may acquire unrated commercial paper that is determined by the In-vestment Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the particular Fund.

 Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by a Fund, a Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument. Any security which cannot be disposed of within seven days without taking a reduced price will be considered an illiquid security subject to the 10% limitation dis-cussed below under "Illiquid Securities."

GOVERNMENT OBLIGATIONS

 Government obligations acquired by the Funds include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Such investments may include obligations issued by the Farm Credit System Financial Assistance Corporation, the Federal Financing Bank, the General Services Ad-ministration, Federal Home Loan Banks, the Tennessee Valley Authority and the Student Loan Marketing Association. Obligations of certain agencies and in-strumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary author-ity of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Govern-ment-sponsored instrumentalities if it is not obligated to do so by law. Obli-gations of such instrumentalities will be purchased only when the Investment Adviser believes that the credit risk with respect to the instrumentality is minimal. The Statement of Additional Information contains further information on the various types of U.S. Government obligations.

 Securities issued or guaranteed by the U.S. Government have historically in-volved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of a Fund.

REPURCHASE AGREEMENTS

 As stated above, each Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Each Fund will enter into repurchase agree-ments only with financial institutions such as banks or broker/dealers which are deemed to be creditworthy by the Investment Adviser under guidelines ap-proved by Excelsior Fund's Board of Directors. No Fund will enter into repur-chase agreements with the Investment Adviser or its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities subject to the 10% limit described below under "Illiquid Securities."

 The seller under a repurchase agreement will be required to maintain the value of the obligations subject to the agreement at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Income on the repur-chase agreements will be taxable.

INVESTMENT COMPANY SECURITIES

 The Funds may also invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment com-pany, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indi-rectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by the Funds within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act") which include, subject to certain exceptions, a prohi-bition against a Fund investing more than 10% of the value of its total assets in such securities.

WHEN-ISSUED AND FORWARD TRANSACTIONS AND STAND-BY COMMITMENTS

 Each of the Funds may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular se-curities with payment and delivery taking place in the future, beyond the nor-mal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. It is expected that forward commitments and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market con-ditions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and forward commit-ments for speculative purposes, but only in furtherance of their investment ob-jectives.

 In addition, the Intermediate-Term Managed Income and Managed Income Funds may acquire "stand-by commitments" with respect to Municipal Bonds held by them. Under a "stand-by commitment," a dealer agrees to purchase at a Fund's option specified Municipal Bonds at a specified price. The Intermediate-Term Managed Income and Managed Income Funds will acquire "stand-by commitments" solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. "Stand-by commitments" acquired by a Fund would be valued at zero in determining the Fund's net asset value.

TYPES OF MUNICIPAL BONDS

 The two principal classifications of Municipal Bonds which may be held by the Intermediate-Term Managed Income and Managed Income Funds are "general ob-ligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific rev-enue source such as the user of the facility being financed. Private activity bonds held by the Funds are in most cases revenue securities and are not pay-able from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity revenue bonds is usually directly related to the credit standing of the corporate user of the facility involved.

 The Intermediate-Term Managed Income and Managed Income Funds' portfolios may also include "moral obligation" securities, which are normally issued by spe-cial-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Intermediate-Term Managed Income and Managed Income Funds. The Invest-ment Adviser will consider investments in Municipal Bonds for the Intermediate-Term Managed Income and Managed Income Funds when the Investment Adviser be-lieves that the total return on such securities is attractive relative to that of taxable securities.

FUTURES CONTRACTS

 The Funds may enter into interest rate futures contracts as a hedge against changes in market conditions. An interest rate futures contract represents a firm commitment by which two parties agree to take or make delivery of fixed-income securities on the last trading date of the contract and the price at which the futures contract is originally struck.

 The Funds will not engage in transactions in futures contracts for specula-tion, but only as a hedge against changes in market values of securities which they hold or intend to purchase where the transactions are intended to reduce risks inherent in the management of the Funds. Each Fund may engage in futures contracts only to the extent permitted by the Commodity Futures Trading Commis-sion ("CFTC") and the Securities and Exchange Commission ("SEC"). As of the date of this Prospectus, each Fund intends to limit its hedging transactions in futures contracts so that, immediately after any such transaction, the aggre-gate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts.

 When investing in futures contracts, the Funds must satisfy certain asset seg-regation requirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such con-tract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation re-quirements are not applicable when a Fund "covers" a futures position generally by entering into an offsetting position.

 Transactions by a Fund in futures contracts may subject the Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Investment Adviser to anticipate correctly movements in the direction of the market. There may be an imperfect correlation, or no correlation at all, be-tween movements in the price of the futures contracts and movements in the price of the instruments being hedged. In addition, investments in futures may subject a Fund to losses due to unanticipated market movements which are poten-tially unlimited. Further, there is no assurance that a liquid market will ex-ist for any particular futures contract at any particular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements.

SECURITIES LENDING

 To increase return on its portfolio securities, each Fund may lend its port-folio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumental-ities, or an irrevocable letter of credit issued by a bank which meets the in-vestment standards of a Fund, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund ex-ceeds 30% of the value of its total assets. There may be risks of delay in re-ceiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Invest-ment Adviser to be of good standing and when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

BORROWING AND REVERSE REPURCHASE AGREEMENTS

 Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than an-ticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and bro-ker-dealers and to repurchase them at a mutually agreed date and price (a "re-verse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agree-ment, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

ILLIQUID SECURITIES

 No Fund will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Each Fund may purchase securities which are not registered under the Securities Act of 1933, as amended (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that secu-rity. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER

 Although each Fund generally seeks to invest for the long term, each Fund may sell a portfolio investment immediately after its acquisition if the Invest-ment Adviser believes that such a disposition is consistent with a Fund's in-vestment objective. Portfolio investments may be sold for a variety of rea-sons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold the investments. A high rate of portfolio turnover may involve correspondingly greater transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. Portfolio turnover will not be a limiting factor in making portfolio deci-sions. Each Fund's portfolio turnover rate is not expected to exceed 400%. High portfolio turnover may result in the realization of substantial net capi-tal gains. To the extent that net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for Federal income tax purposes. (See "Financial Highlights" and "Taxes--Feder-al.")

                             INVESTMENT LIMITATIONS

 The investment limitations enumerated below are matters of fundamental policy and may not be changed without the vote of the holders of a majority of a Fund's outstanding Shares (as defined under "Miscellaneous").

 A Fund may not:

  1. Purchase securities of any one issuer, other than U.S. Government obliga-tions, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

  2. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing, provided that each Fund may enter into futures con-tracts and futures options. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) A Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

  3. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) with respect to the Managed Income Fund, there is no limitation with respect to securities issued or guaranteed by the U.S. Government or domestic bank obligations, (b) with respect to the Short-Term Government Securities and Intermediate-Term Managed Income Funds, there is no limitation with respect to securities issued or guaranteed by the U.S. Government and (c) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy; and

  4. Make loans, except that (i) the Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) each Fund may lend portfolio securities in an amount not exceeding 30% of its total assets.

 In addition, the Managed Income Fund may not:

  5. Knowingly invest more than 10% of the value of its total assets in illiq-uid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available; and

  6. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks if immediately after such purchase (i) more than 5% of the value of its total assets would be invested in obliga-tions of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks.

                                     * * *

 In addition to the investment limitations described above, as a matter of fun-damental policy for each Fund, which may not be changed without the vote of the holders of a majority of the Fund's outstanding shares, a Fund may not invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

 In Investment Limitation No. 1 above: (a) a security is considered to be is-sued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user;
(b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) secu-rities issued or guaranteed by the United States Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations.

 The Short-Term Government Securities and Intermediate-Term Managed Income Funds may not knowingly invest more than 10% of the value of their respective net assets in illiquid securities, including repurchase agreements with remain-ing maturities in excess of seven days, restricted securities and other securi-ties for which market quotations are not readily available. This investment policy may be changed by Excelsior Fund's Board of Directors without share-holder approval.

 The Managed Income Fund will not invest more than 25% of the value of its to-tal assets in domestic bank obligations.

 With respect to all investment policies, if a percentage limitation is satis-fied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation.

                               PRICING OF SHARES

 The net asset value of each Fund's Shares is determined and priced for pur-chases and redemptions at the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for each Fund's Shares are determined on each day the Ex-change and the Investment Adviser are open for trading ("Business Day"). Cur-rently, the holidays which Excelsior Fund observes are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets allocable to a Fund, less the liabilities charged to the Fund, by the number of its outstanding Shares.

 Assets in the Funds which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no trans-actions are valued at the average of the most recent bid and asked prices. A futures contract is valued at the last sales price quoted on the principal ex-change or board of trade on which such contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and other as-sets are valued at fair value pursuant to guidelines adopted by the Board of Directors. Absent unusual circumstances, portfolio securities maturing in 60 days or less are normally valued at amortized cost. The net asset value of Shares in the Funds will fluctuate as the market value of their portfolio secu-rities changes in response to changing market rates of interest and other fac-tors.

 Portfolio securities held by the Intermediate-Term Managed Income and Managed Income Funds which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an event subsequent to the time when value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Investments in foreign debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Board of Di-rectors. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by the Funds may be traded on foreign exchanges or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the Shares may be significantly affected on days when investors can neither purchase nor redeem a Fund's Shares.

 The Funds' administrators have undertaken to price the securities in the Funds' portfolios and may use one or more pricing services to value certain portfolio securities in the Funds where the prices provided are believed to reflect the fair market value of such securities. The methods used by the pricing services and the valuations so established will be reviewed by the ad-ministrators under the general supervision of the Board of Directors.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares in each Fund are continuously offered for sale by Excelsior Fund's sponsor and distributor, Edgewood Services, Inc. (the "Distributor"), a whol-ly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal business address is Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational sup-port. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and en-gineering computer software programs that emphasize the attributes of the Funds. Such payments will be predicated upon the amount of Shares the finan-cial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

PURCHASE OF SHARES

 Shares in each Fund are sold at their net asset value per Share next computed after a purchase order is received in good order by the sub-transfer agent or another entity on behalf of Excelsior Fund. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into agreements with Excelsior Fund. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, pay-ment for such orders to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Cus-tomer purchases and redemptions will be sent by CGFSC to the particular Share-holder Organization. As an alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and re-demption orders with the Funds, CGFSC will send confirmations of such transac-tions and periodic account statements directly to the shareholders of record. Shares in the Funds bear the expense of fees payable to Shareholder Organiza-tions for such services. See "Management of the Funds--Shareholder Organiza-tions."


 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified finan-cial planner may incur transaction charges in connection with such purchases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly from the Distributor in accordance with proce-dures described below under "Purchase Procedures."

PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at
(800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Appli-cation accompanying this Prospectus and forward it to CGFSC. Redemptions by In-vestors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

Other Purchase Information

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or ini- tial aggregate investment by a Shareholder Organi-zation investing on behalf of its Customers is $500 per Fund. The minimum sub-sequent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for auto-matic investment and other cash management services provided. Excelsior Fund reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with procedures gov-erning their accounts at the Shareholder Organizations. It is the responsibil-ity of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemp-tion payments to Shareholder Organizations or Institutional Investors is im-posed by Excelsior Fund, although Shareholder Organizations may charge a Cus-tomer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Or-ganizations. An investor redeeming Shares through a registered investment ad-viser or certified financial planner may incur transaction charges in connec-tion with such redemptions. Such investors should contact their registered in-vestment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

Redemption by Mail

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature

Guarantee Guidelines and information on STAMP can be obtained from CGFSC at
(800) 446-1012 or at the address given above. CGFSC may require additional supporting documents for redemptions made by corporations, executors, adminis-trators, trustees and guardians. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares redeemed will ordinarily be made by mail within five Busi-ness Days after receipt by CGFSC of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

Redemption by Wire or Telephone

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Direct Invest-ors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written instructions subsequently received by CGFSC.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Excelsior Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaranteed (see "Re-demption by Mail" above, for details regarding signature guarantees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to refuse a wire or telephone re-demption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Excelsior Fund, CGFSC or the Distributor. EXCELSIOR FUND, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELE-PHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE IN-STRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Fund and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been col-lected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate ac-cess to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not col-lected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

Other Redemption Information

 Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance in his or her account at the institution with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

GENERAL

 Purchase and redemption orders for Shares which are received in good order prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received in good order after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Excelsior Fund, ex-change Shares in any Fund having a value of at least $500 for shares of any other portfolio offered by Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund"), or for Trust Shares of Excelsior Institutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

 Excelsior Fund currently offers 12 additional portfolios as follows:

  Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in high-quality money market instruments maturing within 13 months;

  Government Money Fund, a money market fund seeking as high a level of cur-rent income as is consistent with liquidity and stability of principal through investments in obligations issued or guaranteed by the U.S. Govern-ment, its agencies and instrumentalities and repurchase agreements collater-alized by such obligations;

  Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instru-mentalities of the U.S. Government;

  Blended Equity Fund, a fund seeking long-term capital appreciation through investments in a diversified portfolio of primarily equity securities;

  Income and Growth Fund, a fund seeking to provide moderate current income and to achieve capital appreciation as a secondary objective by investing in common stock, preferred stock and securities convertible into common stock;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefitting from the availability, development and delivery of secure hydrocarbon and other energy sources (if revised in-vestment policies are approved at a Special Meeting of Shareholders called for August 18, 1997, this fund will be renamed the "Energy and Natural Re-sources Fund" and will seek long-term capital appreciation by investing pri-marily in companies that are in the energy and other natural resources groups of industries and, to a more limited extent, in gold and other precious metal bullion and coins);

  Value and Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeploy-ment of assets and operations in order to become more competitive or profit-able;

  Small Cap Fund, a fund seeking long-term capital appreciation by investing primarily in companies with capitalization of $1 billion or less;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Latin America Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in all countries in Central and South America;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean; and

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Europe.

 Excelsior Tax-Exempt Fund currently offers 6 portfolios as follows:

  Tax-Exempt Money Fund, a diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal income taxes through investing primarily in high-quality municipal obligations maturing within 13 months;

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Long-Term Tax-Exempt Fund, a diversified fund seeking to maximize current interest income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 10 to 30 years;

  New York Intermediate-Term Tax-Exempt Fund, a non-diversified fund designed to provide New York investors with a high level of current interest income exempt from Federal and, to the extent possible, New York state and New York City income taxes; this fund invests primarily in New York municipal obliga-tions and has a dollar-weighted average portfolio maturity of 3 to 10 years; and

  California Tax-Exempt Income Fund, a non-diversified fund designed to pro-vide California investors with as high a level of current interest income ex-empt from Federal and, to the extent possible, California state personal in-come taxes as is consistent with relative stability of principal; this fund invests primarily in California municipal obligations and has a dollar-weighted average portfolio maturity of 3 to 10 years.

 Excelsior Institutional Trust currently offers Trust Shares in the following investment portfolios:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return by investing in a diversified portfolio of equity securities whose growth pros-pects, in the opinion of its investment adviser, appear to exceed that of the overall market; and

  Value Equity Fund, a fund seeking long-term capital appreciation by invest-ing in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace.

 An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares be-ing redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the ex-change request in good order.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call at (617) 557-8280). Investors exercising the ex-change privilege with the other portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional

Trust should request and review the prospectuses of such funds. Such prospec-tuses may be obtained by calling the telephone numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. Excelsior Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request.

 For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Be-fore making an exchange, an investor should consult a tax or other financial adviser to determine tax consequences.

 Exchanges by Telephone. For shareholders who have previously selected the telephone exchange option, an exchange order may be placed by calling (800) 446-1012 (from overseas, please call (617) 557-8280). By establishing the tel-ephone exchange option, a shareholder authorizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. EXCELSIOR FUND, EXCEL-SIOR TAX-EXEMPT FUND, EXCELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TEL-EPHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSID-ERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFOR-MATION AS TO ACCOUNT REGISTRATION.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Appli-cation contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280).

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their institutions.

RETIREMENT PLANS

 Shares are available for purchase by Investors in connection with the follow-ing tax-deferred prototype retirement plans offered by United States Trust Company of New York:

  IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

  Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

  Keogh Plans for self-employed individuals.

 Investors investing in the Funds pursuant to Profit Sharing and Money-Pur-chase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other mat-ters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the Investor. The minimum ini-tial investment for an Automatic Investment Program account is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an Investor's checking, bank money market or NOW account designated by the Investor. At the Investor's op-tion, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per Share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower Share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, how-ever, that Shares bought using Dollar Cost Averaging are purchased without re-gard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

 To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Busi-ness Days following receipt. Excelsior Fund may modify or terminate this priv-ilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the Dollar Cost Averaging method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

 Each Fund's net income for dividend purposes consists of (i) all accrued in-come, whether taxable or tax-exempt, plus discount earned on the Fund's as-sets, less (ii) amortization of premium on such assets, accrued expenses di-rectly attributable to the Fund, and the general expenses or the expenses com-mon to more than one Fund (e.g., legal, administrative, accounting, and Direc-tors' fees) prorated to each Fund on the basis of its relative net assets.

 The net investment income of the Funds is declared daily as a dividend to the persons who are shareholders of the respective Funds at the opening of busi-ness on the day of declaration. All such dividends are paid within ten days after the end of each month or within seven days after the redemption of all of a shareholder's Shares of a Fund. Net realized capital gains are distrib-uted at least annually.

 All dividends and distributions paid on Shares held of record by the Invest-ment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organi-zations will receive dividends and distributions in additional Shares of the Fund on which the dividend or distribution is paid (as determined on the pay-able date), unless they have requested in writing (received by CGFSC at Excel-sior Fund's address prior to the payment date) to receive dividends and dis-tributions in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 Each of the Funds qualified for its last taxable year as a "regulated invest-ment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

 Qualification as a regulated investment company requires, among other things, that a Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any), net of certain deductions for each taxable year. In general, a Fund's investment company taxable income will be its taxable income (includ-ing interest) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capi-tal loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to a Fund's shareholders who are not currently ex-empt from Federal income taxes, whether such income is received in cash or re-invested in additional Shares. (Federal income taxes for distributions to IRAs and qualified pension plans are deferred under the Code.) The dividends re-ceived deduction for corporations will apply to such distributions to the ex-tent of the total qualifying dividends received by a Fund from domestic corpo-rations for the taxable year. It is anticipated that only a small part (if any) of the dividends paid by a Fund will be eligible for the dividends re-ceived deduction.

 Distribution by a Fund of the excess of its net long- term capital gain over its net short-term capital loss is taxable to shareholders as long-term capi-tal gain, regardless of how long the shareholder has held the Shares and whether such gains are received in cash or reinvested in additional Shares. Such distributions are not eligible for the dividends received deduction.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 An investor considering buying Shares of a Fund on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

 A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a shareholder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be treated as a long-term capital loss to the extent of the capital gain dividend. Generally, a shareholder may include sales charges in-curred upon the purchase of Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of such Shares for Shares of another Fund within 90 days of the purchase and was able to re-duce the sales charges previously applicable to the new Shares (by virtue of the exchange privilege), the amount equal to reduction may not be included in the tax basis of the shareholder's exchanged Shares for the purpose of deter-mining gain or loss, but may be included (subject to the limitation) in the tax basis of the new Shares.

 The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised at least annually as to the Federal income tax consequences of distributions made each year.

STATE AND LOCAL

 Purchasers are advised to consult their tax advisers concerning the applica-tion of state and local taxes, which may have different consequences from those of the Federal income tax law described above.

                            MANAGEMENT OF THE FUNDS

 The business and affairs of the Funds are managed under the direction of Ex-celsior Fund's Board of Directors. The Statement of Additional Information contains the names of and general background information concerning Excelsior Fund's directors.

INVESTMENT ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Funds. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state bank and trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corpo-ration, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S. Trust Connecticut had approximately $53 billion in aggregate assets under man-agement. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal offices at 225 High Ridge Road, East Building, Stamford, Connecticut 06905.

 The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of each Fund's portfolio securities, and maintains records relating to such purchases and sales.

 The Short-Term Government Securities Fund's portfolio manager, G. Michael O'Neil, III, is the person primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. O'Neil, a Senior Vice President and Manager of Money Market Investments at U.S. Trust, has been with U.S. Trust since 1989 and has been the Fund's portfolio manager since December 1996.

 The Intermediate-Term Managed Income and Managed Income Funds' portfolio man-ager, Alexander R. Powers, is the person primarily responsible for the day-to-day management of the Funds' investment portfolios. Mr. Powers, a Senior Vice President and Manager of Taxable Fixed Income Investments, has been with U.S. Trust since 1996 and has managed the Funds since August 1997. Prior to joining U.S. Trust, Mr. Powers was a Manager of Fixed Income Investments with Chase Asset Management.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreements, the Investment Adviser is entitled to be paid a fee, com-puted daily and paid monthly, at the annual rates of .30% of the average daily net assets of the Short-Term Government Securities Fund, .35% of the average daily net assets of the Intermediate-Term Managed Income Fund, and .75% of the average daily net assets of the Managed Income Fund.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Invest-ment Advisory Agreements currently in effect for the Funds. For the fiscal year ended March 31, 1997, U.S. Trust New York received advisory fees at the effective annual rates of .21%, .30% and .61% of the average daily net assets of the Short-Term Government Securities, Intermediate-Term Managed Income and Managed Income Funds, respectively. For that same period, U.S. Trust New York waived advisory fees at the effective annual rates of .09%, .05% and .14% of the average daily net assets of the Short-Term Government Securities, Interme-diate-Term Managed Income and Managed Income Funds, respectively.

 From time to time, the Investment Adviser may voluntarily waive all or a por-tion of the advisory fees payable to it by a Fund, which waiver may be termi-nated at any time. See "Management of the Funds--Shareholder Organizations" for additional information on fee waivers.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Funds' administrators (the "Administrators") and provide them with general administrative and operational assistance. The Administrators also serve as administrators of the other portfolios of Excelsior Fund and of all the port-folios of Excelsior Tax-Exempt Fund and Excelsior Institutional Trust, which are also advised by the Investment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (except the international portfolios of Excelsior Fund and Excelsior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

                  COMBINED AGGREGATE AVERAGE DAILY
         NET ASSETS OF EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT
               FUND AND EXCELSIOR INSTITUTIONAL TRUST
             (EXCLUDING THE INTERNATIONAL PORTFOLIOS OF
                         EXCELSIOR FUND AND
                   EXCELSIOR INSTITUTIONAL TRUST)                     ANNUAL FEE
         --------------------------------------------------           ----------
first $200 million...................................................   .200%
next $200 million....................................................   .175%
over $400 million....................................................   .150%

 Administration fees payable to the Administrators by each portfolio of Excel-sior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust are al-located in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Funds--Share-holder Organizations" for additional information on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Funds. For the fiscal year ended March 31, 1997, CGFSC, Fed-erated Administrative Services and U.S. Trust New York received an aggregate administration fee at the effective annual rates of .154%, .152% and .153% of the average daily net assets of the Short-Term Government Securities, Interme-diate-Term Managed Income and Managed Income Funds, respectively, and waived administration fees at the effective annual rates of .002% and .001% of the average daily net assets of the Intermediate-Term Managed Income and Managed Income Funds, respectively.


SHAREHOLDER ORGANIZATIONS

 As described above under "Purchase of Shares," Excelsior Fund has agreements with certain Shareholder Organizations--firms that provide services, which may include acting as record shareholder, to their Customers who beneficially own Shares. As a consideration for these services, a Fund will pay the Shareholder Organization an administrative service fee up to the annual rate of .40% of the average daily net asset value of its Shares held by the Shareholder Orga-nization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Funds--Share-holder Organizations," may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic statements. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's in-vestment. Until further notice, the Investment Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an aggregate amount equal to administrative service fees payable by that Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks gen-erally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State secu-rities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to regis-ter as dealers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per Share or result in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

 Excelsior Funds, Inc. (formerly UST Master Funds, Inc.) was organized as a Maryland corporation on August 2, 1984. Currently, Excelsior Fund has autho-rized capital of 35 billion shares of Common Stock, $.001 par value per share, classified into 40 series of shares representing interests in 20 investment portfolios. Excelsior Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares of Excelsior Fund into one or more classes or series. Shares of Class D, Class S and Class T Common Stock repre-sent interests in the Managed Income, Short-Term Government Securities and In-termediate-Term Managed Income Funds, respectively.

 Each Share represents an equal proportionate interest in the particular Fund with other shares of the Fund, and is entitled to such dividends and distribu-tions out of the income earned on the assets belonging to such Fund as are de-clared in the discretion of Excelsior Fund's Board of Directors.

 Shareholders are entitled to one vote for each full Share held, and frac-tional votes for fractional Shares held, and will vote in the aggregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

 As of July 14, 1997, U.S. Trust and its affiliates held of record substan-tially all of Excelsior Fund's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares..

                         CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Communi-cations to the custodian should be directed to Chase, Mutual Funds Service Di-vision, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

 U.S. Trust New York serves as the Funds' transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency ar-rangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and registrar services to the Funds.

                       PERFORMANCE AND YIELD INFORMATION

 From time to time, in advertisements or in reports to shareholders, the per-formance and yields of the Funds may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds.

 Performance and yield data as reported in national financial publications, including but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional na-ture, may also be used in comparing the performance and yields of the Funds.

 Each Fund may advertise its effective yield which is calculated by dividing its average daily net investment income per Share during a 30-day (or one month) base period identified in the advertisement by its net asset value per Share on the last day of the period, and annualizing the result on a semian-nual basis.

 From time to time, each Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure reflects the average percentage change in the value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-year period and may be given for other periods as well (such as from the com-mencement of a Fund's operations, or on a year-by-year basis). Each Fund may also use aggregate total return figures for various periods, representing the cumulative change in the value of an investment in the Fund for the specific period. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares.

 Performance and yields will fluctuate and any quotation of performance and yield should not be considered as representative of a Fund's future perfor-mance. Since yields fluctuate, yield data cannot necessarily be used to com-pare an investment in the Funds with bank deposits, savings accounts and simi-lar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that the per-formance and yield are generally functions of the kind and quality of the in-struments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by the Shareholder Organizations with re-spect to accounts of Customers that have invested in Shares will not be in-cluded in calculations of yield and performance.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent auditors.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Fund or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Fund or such Fund, or (b) 67% or more of the shares of Excelsior Fund or such Fund present at a meeting if more than 50% of the outstanding shares of Excelsior Fund or such Fund are represented at the meeting in person or by proxy.

 Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s)           FOR OVERNIGHT DELIVERY: send to:
    and mail to:

  Excelsior Funds                       Excelsior Funds
  c/o Chase Global Funds Services       c/o Chase Global Funds Services
    Company                               Company
  P.O. Box 2798                         73 Tremont Street
  Boston, MA 02208-2798                 Boston, MA 02108-3913

  Please enclose with the Application(s) your check made payable to the "Ex-celsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*

  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

                           CHASE GLOBAL FUNDS SERVICES COMPANY
      [LOGO]               CLIENT SERVICES                           NEW
     EXCELSIOR             P.O. Box 2798                             ACCOUNT
     FUNDS, INC.           Boston, MA 02208-2798                     APPLICATION
                           (800) 446-1012
  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION
  -----------------------------------------------------------------------------

    [_] Individual  [_] Joint Tenants  [_] Trust  [_] Gift/Transfer to Minor

    [_] Other _______________________________

    Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.


    ------------------------------        -----------------------------
    Name(s) (please print)                Social Security # or Taxpayer
                                          Identification #
    ------------------------------
    Name                                  (   )
                                          -----------------------------
    ------------------------------        Telephone #
    Address

    ------------------------------        [_] U.S. Citizen
    City/State/Zip Code                   [_] Other (specify) ________________

  -----------------------------------------------------------------------------
    FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")
  -----------------------------------------------------------------------------

                                  INITIAL INVESTMENT                                     INITIAL INVESTMENT
     [_] Short-Term Government                         [_] Intermediate-Term Managed
         Securities Fund          $ ____________ 823       Income Fund                   $ ____________  824
     [_] Managed Income Fund      $ ____________ 805   [_] Other _________________       $ ____________

                                                       TOTAL INITIAL INVESTMENT:         $ ____________

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the amount of
    by wire, you must      $ _____ payable to "Excelsior Funds."
    obtain a Bank Wire     B. BY WIRE: A bank wire in the amount of $______
    Control Number. To     has been sent to the Fund from _________________
    do so, please call     _____________________            Name of Bank
    (800) 446-1012 and     Wire Control Number
    ask for the Wire
    Desk.

    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional
    shares unless appropriate boxes below are checked:
    All dividends are to be        [_] reinvested     [_] paid in cash
    All capital gains are to be    [_] reinvested     [_] paid in cash

  -----------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
  -----------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND REDEMPTION
    [_] I/We appoint CGFSC as my/our agent to act upon instructions received by telephone in order to effect the telephone exchange and redemption privileges. I/We hereby ratify any instructions given pursuant to this authorization and agree that Excelsior Fund, Excelsior Tax-Exempt Fund, Excelsior Institutional Trust, CGFSC and their directors, trustees, officers and employees will not be liable for any loss, liability, cost or expense for acting upon instructions believed to be genuine and in accordance with the procedures described in the then current Prospectus. To the extent that Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust fail to use reasonable procedures as a basis for their belief, they or their service contractors may be liable for instructions that prove to be fraudulent or unauthorized.

    I/We further acknowledge that it is my/our responsibility to read the Prospectus of any Fund into which I/we exchange. [_] I/We do not wish to have the ability to exercise telephone redemption and exchange privileges. I/We further understand that all exchange and redemption requests must be in writing.

    SPECIAL PURCHASE AND REDEMPTION PLANS
    I/We have completed and attached the Supplemental Application for:

    [_] Automatic Investment Plan
    [_] Systematic Withdrawal Plan

    AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO PRE-DESIGNATED ACCOUNT.
    I/We hereby authorize CGFSC to act upon instructions received by telephone to withdraw $500 or more from my/our account in the Excelsior Funds and to wire the amount withdrawn to the following commercial bank account. I/We understand that CGFSC charges an $8.00 fee for each wire redemption, which will be deducted from the proceeds of the redemption.

    Title on Bank Account*____________________________________________________

    Name of Bank _____________________________________________________________

    Bank A.B.A. Number ___________________  Account Number ___________________

    Bank Address _____________________________________________________________

    City/State/Zip Code ______________________________________________________
    (attach voided check here)

    A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certificate of Partnership") indicating the names and titles of officers authorized to act on its behalf.
    * TITLE ON BANK AND FUND ACCOUNT MUST BE IDENTICAL.

--------------------------------------------------------------------------------
  AGREEMENTS AND SIGNATURES
--------------------------------------------------------------------------------

  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ON THIS FORM IS/ARE THE CORRECT TAXPAYER IDENTIFICATION NUMBER(S) AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING, OR THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] IF NO TAXPAYER IDENTIFICATION NUMBER ("TIN") OR SSN HAS BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN, AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE THIS NUMBER TO CGFSC WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION, OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN OR TIN, I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE THIS NUMBER ON FORM W-9. YOU MAY REQUEST THE FORM BY CALLING CGFSC AT THE NUMBER LISTED ABOVE).

  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, U.S. Trust, its parent and affiliates and the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Funds involves investment risks, including possible loss of principal amount invested.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISIONS OF THIS FROM OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

  X __________________________________    Date _______________________________
  Owner Signature

  X __________________________________    Date _______________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above (including legal title if signing for a corporation, trust custodial account, etc.).

--------------------------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
--------------------------------------------------------------------------------

  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.

  ------------------------------------  --------------------------------------
  Investment Dealer's Name              Source of Business Code

  ------------------------------------  --------------------------------------
  Main Office Address                   Branch Number

  ------------------------------------  --------------------------------------
  Representative's Number               Representative's Name

  ------------------------------------  --------------------------------------
  Branch Address                        Telephone

  ------------------------------------  --------------------------------------
  Investment Dealer's Authorized        Title
  Signature

                  CHASE GLOBAL FUNDS SERVICES COMPANY
   [LOGO]         CLIENT SERVICES                       SUPPLEMENTAL
  EXCELSIOR       P.O. Box 2798                         APPLICATION
  FUNDS INC.      Boston, MA 02208-2798                 SPECIAL INVESTMENT AND
                     (800) 446-1012                     WITHDRAWAL OPTIONS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
--------------------------------------------------------------------------------

    Fund Name ________________________  Account Number _____________________
                                        Social Security or Taxpayer ID
    Owner Name _______________________  Number _____________________________
    Street Address ___________________  City, State, Zip Code ______________
    Resident of [_] U.S. [_] Other ___  [_] Check here if this is a change of address

--------------------------------------------------------------------------------
    DISTRIBUTION OPTIONS  (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
--------------------------------------------------------------------------------

    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
         All dividends are to be      [_] reinvested     [_] paid in cash
         All capital gains are to be  [_] reinvested     [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                      Name of Your Bank ____________________
    Name _______________________      Bank Account Number __________________
    Address ____________________      Address of Bank ______________________
    City, State, Zip Code __________________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:

    From: ______________________      Account No. __________________________
               (Fund)
    To: ________________________      Account No. __________________________
               (Fund)

-------------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN    [_] YES   [_] NO
-------------------------------------------------------------------------------

    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable net asset value determined on that day.

    [_] Monthly on the 1st day    [_] Monthly on the 15th day
    [_] Monthly on both the 1st and 15th days

    Amount of each debit (minimum $50 per Fund) $ ________________________

    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.
-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
--------------------------------------------------------------------------------
    EXCELSIOR FUNDS
    CLIENT SERVICES                                    AUTOMATIC INVESTMENT PLAN
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    BANK AUTHORIZATION
--------------------------------------------------------------------------------

    __________________   ______________________   ____________________________
    Bank Name            Bank Address             Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ----------------------------------  --------------------------------------
    Account Holder's Name               Joint Account Holder's Name

    X ___________________  ___________  X ____________________  ______________
          Signature        Date                Signature        Date

--------------------------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN  [_] YES  [_] NO    NOT AVAILABLE FOR IRA'S
--------------------------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR MORE.
  I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day   [_] Quarterly on the 24th day of January, April,
  July and October      [_] Other___________________________

 (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum)  $ ___________________________________

  Please make check payable to: Recipient ________________________________ (To be completed only if redemption proceeds to be paid Street Address ___________________________ to other than account holder of
  record or mailed to address       City, State, Zip Code ____________________
  other than address of record)

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

--------------------------------------------------------------------------------
  AGREEMENT AND SIGNATURES
--------------------------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date ______________________

  X                                      X
  ----------------------------------     ------------------------------------
  Signature                              Signature

  ----------------------------------     ------------------------------------
  Signature Guarantee* (if applicable)   Signature Guarantee* (if applicable)

  X                                      X
  ---------------------------------      ------------------------------------
  Signature                              Signature

  -------------------------------        ------------------------------------
  Signature Guarantee* (if applicable)   Signature Guarantee* (if applicable)


  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.

--------------------------------------------------------------------------------

Attach Copy of Voided Check Here

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PROSPECTUS SUMMARY.........................................................   2
EXPENSE SUMMARY............................................................   3
FINANCIAL HIGHLIGHTS.......................................................   4
INVESTMENT OBJECTIVES AND POLICIES.........................................   7
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION.....................   9
INVESTMENT LIMITATIONS.....................................................  14
PRICING OF SHARES..........................................................  15
HOW TO PURCHASE AND REDEEM SHARES..........................................  16
INVESTOR PROGRAMS..........................................................  20
DIVIDENDS AND DISTRIBUTIONS................................................  23
TAXES......................................................................  23
MANAGEMENT OF THE FUNDS....................................................  25
DESCRIPTION OF CAPITAL STOCK...............................................  27
CUSTODIAN AND TRANSFER AGENT...............................................  27
PERFORMANCE AND YIELD INFORMATION..........................................  28
MISCELLANEOUS..............................................................  28
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  29

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REP-RESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EXCELSIOR FUND OR BY ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY EXCELSIOR FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTFXIP897

                                    [LOGO]
                                   EXCELSIOR
                                   FUNDS INC.

                     SHORT-TERM GOVERNMENT SECURITIES FUND

                     INTERMEDIATE-TERM MANAGED INCOME FUND

                              MANAGED INCOME FUND


                                   Prospectus
                                 August 1, 1997

                                                             [LOGO]
                                                            EXCELSIOR
Excelsior Equity Funds                                      FUNDS INC.

--------------------------------------------------------------------------------
73 Tremont Street                  For initial purchase information, current
Boston, MA 02108-3913              prices, performance information and existing
                                   account information, call (800) 446-1012.
                                   (From overseas, call (617) 557-8280.)
--------------------------------------------------------------------------------
This Prospectus describes four separate portfolios offered to investors by Ex-celsior Funds, Inc. ("Excelsior Fund"), an open-end, management investment com-pany. Each portfolio (individually, a "Fund" and collectively, the "Funds") has its own investment objective and policies as follows:

 BLENDED EQUITY FUND seeks long-term capital appreciation by investing in com-panies believed by the Investment Adviser to represent good long-term values not currently recognized in the market prices of their securities.

 INCOME AND GROWTH FUND seeks moderate current income with capital appreciation as a secondary goal by investing in common stock, preferred stock and securi-ties convertible into common stock.

 VALUE AND RESTRUCTURING FUND seeks long-term capital appreciation by investing in companies which the Investment Adviser believes will benefit from their re-structuring or redeployment of assets and operations in order to become more competitive or profitable.

 SMALL CAP FUND seeks long-term capital appreciation by investing primarily in companies with capitalization of $1 billion or less.

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1997 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to Excelsior Fund at its address shown above or by calling
(800) 446-1012. The Statement of Additional Information, as it may be supple-mented from time to time, is incorporated by reference in its entirety into this Prospectus. The Securities and Exchange Commission maintains a World Wide Web site (http://www.sec.gov) that contains the Statement of Additional Infor-mation and other information regarding Excelsior Fund.

SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 August 1, 1997

                              PROSPECTUS SUMMARY

  EXCELSIOR FUNDS, INC. is an investment company offering various investment portfolios with differing objectives and policies. Founded in 1984, Excelsior Fund currently offers 20 Funds with combined assets of approximately $3 bil-lion. See "Description of Capital Stock."

  INVESTMENT ADVISER: United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, "U.S. Trust" or the "Investment Advis-er") serve as the Funds' investment adviser. U.S. Trust offers a variety of specialized financial and fiduciary services to high-net worth individuals, institutions and corporations. Excelsior Fund offers investors access to U.S. Trust's services. See "Management of the Funds--Investment Adviser."

  INVESTMENT OBJECTIVES AND POLICIES: Generally, each Fund is a diversified investment portfolio which invests in equity securities. The Income and Growth Fund also may invest significantly in bonds. The Funds' investment objectives and policies are summarized on the cover and explained in greater detail later in this Prospectus. See "Investment Objectives and Policies," "Portfolio In-struments and Other Investment Information" and "Investment Limitations."

  HOW TO INVEST: The Funds' Shares are offered at their net asset value. Ex-celsior Fund does not impose a sales load on purchases of Shares. See "How to Purchase and Redeem Shares."

  The minimum to start an account is $500 per Fund, with a minimum of $50 per Fund for subsequent investments. The easiest way to invest is to complete the account application which accompanies this Prospectus and to send it with a check to the address noted on the application. Investors may also invest by wire and through investment dealers or institutional investors with appropri-ate sales agreements with Excelsior Fund. See "How to Purchase and Redeem Shares."

  HOW TO REDEEM: Redemptions may be requested directly from Excelsior Fund by mail, wire or telephone. Investors investing through another institution should request redemptions through their Shareholder Organization. See "How to Purchase and Redeem Shares."

  INVESTMENT RISKS AND CHARACTERISTICS: Generally, each Fund is subject to market and industry risk. Market risk is the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally de-clining prices. These cycles will affect the values of each Fund. Because the Funds may invest in securities of foreign issuers, they are subject to the risks of fluctuations of the value of foreign currency relative to the U.S. dollar and other risks associated with such investments. Because the Income and Growth Fund also invests in bonds and other fixed-income securities, it will also be affected directly by fluctuations in interest rates and the credit markets. Investments in non-investment grade obligations may subject the Income and Growth Fund to increased risk of loss upon default. Such secu-rities are generally unsecured, are often subordinated debt and are often is-sued by entities with high levels of indebtedness and that are more sensitive to adverse economic conditions. Although each Fund generally seeks to invest for the long term, each Fund may engage in short-term trading of portfolio se-curities. A high rate of portfolio turnover may involve correspondingly greater transaction costs which must be borne directly by a Fund and ulti-mately by its shareholders. Investment in the Funds should not be considered a complete investment program. See "Investment Objectives and Policies."

                                EXPENSE SUMMARY

                                     BLENDED              VALUE  AND
                                     EQUITY  INCOME AND  RESTRUCTURING SMALL CAP
                                      FUND   GROWTH FUND     FUND        FUND
                                     ------- ----------- ------------- ---------
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Load...............    None      None        None        None
Sales Load on Reinvested Dividends.    None      None        None        None
Deferred Sales Load................    None      None        None        None
Redemption Fees....................    None      None        None        None
Exchange Fees......................    None      None        None        None
ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET
 ASSETS)
Advisory Fees (after fee waiv-
 ers)/1/...........................    .70%      .67%        .56%        .52%
12b-1 Fees.........................    None      None        None        None
Other Operating Expenses
 Administrative Servicing Fee/1/...    .05%      .08%        .04%        .08%
 Other Expenses....................    .26%      .28%        .31%        .34%
                                      -----     -----        ----        ----
Total Operating Expenses (after fee
 waivers)/1/ ......................   1.01%     1.03%        .91%        .94%
                                      =====     =====        ====        ====

-------
1. The Investment Adviser and administrators may, from time to time, voluntar-ily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or administrators intend to voluntarily waive fees in an amount equal to the Administrative Servicing Fee; and to further waive fees and reimburse expenses to the ex-tent necessary for Shares of each of the Value and Restructuring and Small Cap Funds to maintain an annual expense ratio of not more than .99%. Without such fee waivers, "Advisory Fees" would be .75%, .75%, .60% and .60%, and "Total Operating Expenses" would be 1.06%, 1.11%, .95% and 1.02% for the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual returns and (2) redemption of your investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Blended Equity Fund.............................  $10     $32     $56     $124
Income and Growth Fund..........................   11      33      57      126
Value and Restructuring Fund....................    9      29      50      112
Small Cap Fund..................................   10      30      52      115

  The foregoing expense summary and example are intended to assist investors in understanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth advisory and other expenses payable with respect to Shares of the Funds for the fiscal year ended March 31, 1997. For more complete descriptions of the Funds' operating expenses, see "Management of the Funds" and "Description of Capital Stock" in this Prospectus and the financial statements and notes incorporated by refer-ence in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout each period and other performance information derived from the financial statements included in Excelsior Fund's Annual Report to Shareholders for the year ended March 31, 1997 (the "Financial Statements"). The information contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Fund's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also contained in the Annual Report to Shareholders, which may be obtained from Excelsior Fund without charge by calling the number on the front cover of this Prospectus.

                              BLENDED EQUITY FUND
                          (FORMERLY, THE EQUITY FUND)

                                                      YEAR ENDED MARCH 31,
                          -------------------------------------------------------------------------------------
                           1997     1996     1995     1994     1993     1992    1991    1990    1989     1988
                          -------  -------  -------  -------  -------  ------  ------  ------  ------  --------
Net Asset Value,
 Beginning of Period....  $ 24.43  $ 21.40  $ 19.17  $ 18.77  $ 16.28  $14.13  $13.87  $13.22  $11.32  $  13.56
                          -------  -------  -------  -------  -------  ------  ------  ------  ------  --------
Income From Investment
 Operations
 Net Investment Income..     0.18     0.12     0.07     0.05     0.08    0.13    0.28    0.34    0.19      0.15
 Net Gains or (Losses)
  on Securities
  (both realized and
  unrealized)...........     2.50     5.21     2.67     1.16     3.01    2.23    0.39    1.26    1.88     (1.63)
                          -------  -------  -------  -------  -------  ------  ------  ------  ------  --------
 Total From Investment
  Operations............     2.68     5.33     2.74     1.21     3.09    2.36    0.67    1.60    2.07     (1.48)
                          -------  -------  -------  -------  -------  ------  ------  ------  ------  --------
Less Distributions
 Dividends From Net
  Investment Income.....    (0.14)   (0.11)   (0.04)   (0.08)   (0.09)  (0.21)  (0.23)  (0.34)  (0.17)    (0.14)
 Dividends in Excess of
  Net Investment Income.     0.00     0.00     0.00     0.00     0.00    0.00    0.00    0.00    0.00      0.00
 Distributions From Net
  Realized Gain on
  Investments and
  Options...............    (1.16)   (2.19)   (0.47)   (0.39)   (0.51)   0.00   (0.18)  (0.61)   0.00     (0.62)
 Distributions in Excess
  of Net Realized Gain
  on Investments and
  Options...............     0.00     0.00     0.00    (0.34)    0.00    0.00    0.00    0.00    0.00      0.00
                          -------  -------  -------  -------  -------  ------  ------  ------  ------  --------
 Total Distributions....    (1.30)   (2.30)   (0.51)   (0.81)   (0.60)  (0.21)  (0.41)  (0.95)  (0.17)    (0.76)
                          -------  -------  -------  -------  -------  ------  ------  ------  ------  --------
Net Asset Value, End of
 Period.................  $ 25.81  $ 24.43  $ 21.40  $ 19.17  $ 18.77  $16.28  $14.13  $13.87  $13.22  $  11.32
                          =======  =======  =======  =======  =======  ======  ======  ======  ======  ========
Total Return/1/ ........   11.09%   26.45%   14.65%    6.54%   19.26%  16.87%   5.11%  11.98%  18.52%  (11.24)%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $306.99  $188.57  $137.42  $122.26  $106.14  $71.62  $29.87  $25.98  $17.61  $  13.58
 Ratio of Net Operating
  Expenses to Average
  Net Assets............    1.01%    1.05%    1.05%    1.14%    1.08%   1.15%   1.23%   1.22%   1.16%     1.16%
 Ratio of Gross
  Operating Expenses to
  Average
  Net Assets/2/ ........    1.06%    1.12%    1.08%    1.14%    1.08%   1.15%   1.23%   1.22%   1.16%     1.16%
 Ratio of Net Investment
  Income to Average
  Net Assets............    0.71%    0.55%    0.36%    0.25%    0.51%   0.87%   2.21%   2.45%   1.62%     1.26%
 Portfolio Turnover
  Rate..................    39.0%    27.0%    23.0%    17.0%    24.0%   20.0%   41.0%   53.0%   46.0%     67.0%
 Average Commission Rate
  Paid/3/...............  $0.0663      N/A      N/A      N/A      N/A     N/A     N/A     N/A     N/A       N/A

-------
NOTES:
1. Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
2. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
3. Only required for fiscal years beginning on or after September 1, 1995.

                             INCOME AND GROWTH FUND

                                                      YEAR ENDED MARCH 31,
                          ----------------------------------------------------------------------------------
                           1997     1996     1995    1994    1993    1992    1991     1990    1989    1988
                          -------  -------  ------  ------  ------  ------  -------  ------  ------  -------
Net Asset Value,
 Beginning of Period....  $ 14.45  $ 11.82  $11.94  $11.45  $ 9.10  $ 8.36  $  8.84  $ 9.09  $ 8.12  $  8.95
                          -------  -------  ------  ------  ------  ------  -------  ------  ------  -------
Income From Investment
 Operations
 Net Investment Income..     0.33     0.39    0.38    0.31    0.27    0.30     0.29    0.40    0.28     0.44
 Net Gains or (Losses)
  on Securities
  (both realized and
  unrealized)...........     1.45     2.61    0.26    0.46    2.43    0.72    (0.43)   0.19    1.15    (0.93)
                          -------  -------  ------  ------  ------  ------  -------  ------  ------  -------
 Total From Investment
  Operations............     1.78     3.00    0.64    0.77    2.70    1.02    (0.14)   0.59    1.43    (0.49)
                          -------  -------  ------  ------  ------  ------  -------  ------  ------  -------
Less Distributions
 Dividends From Net
  Investment Income.....    (0.35)   (0.31)  (0.35)  (0.27)  (0.35)  (0.28)   (0.34)  (0.39)  (0.46)   (0.21)
 Dividends in Excess of
  Net Investment Income.     0.00     0.00    0.00    0.00    0.00    0.00     0.00    0.00    0.00     0.00
 Distributions From Net
  Realized Gain on
  Investments and
  Options...............    (0.63)   (0.06)  (0.41)  (0.01)   0.00    0.00     0.00   (0.45)   0.00    (0.13)
 Distributions in Excess
  of Net Realized Gain
  on Investments and
  Options...............     0.00     0.00    0.00    0.00    0.00    0.00     0.00    0.00    0.00     0.00
                          -------  -------  ------  ------  ------  ------  -------  ------  ------  -------
 Total Distributions....    (0.98)   (0.37)  (0.76)  (0.28)  (0.35)  (0.28)   (0.34)  (0.84)  (0.46)   (0.34)
                          -------  -------  ------  ------  ------  ------  -------  ------  ------  -------
Net Asset Value, End of
 Period.................  $ 15.25  $ 14.45  $11.82  $11.94  $11.45  $ 9.10  $  8.36  $ 8.84  $ 9.09  $  8.12
                          =======  =======  ======  ======  ======  ======  =======  ======  ======  =======
Total Return/1/.........   12.61%   25.83%   5.74%   6.69%  30.45%  12.42%  (1.30%)   6.14%  18.36%  (5.43%)
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $132.77  $127.50  $99.93  $96.68  $51.30  $23.25  $ 19.59  $23.66  $14.62  $  6.66
 Ratio of Net Operating
  Expenses to Average
  Net Assets............    1.03%    1.05%   1.06%   1.17%   1.15%   1.23%    1.28%   1.24%   1.22%    1.27%
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/2/.    1.11%    1.11%   1.09%   1.17%   1.15%   1.23%    1.28%   1.24%   1.22%    1.27%
 Ratio of Net Investment
  Income to Average Net
  Assets................    2.17%    2.95%   3.31%   2.77%   2.76%   3.52%    3.64%   4.47%   4.09%    6.20%
 Portfolio Turnover
  Rate..................    25.0%    22.0%   36.0%   28.0%   28.0%   81.0%   148.0%   29.0%   24.0%    27.0%
 Average Commission Rate
  Paid/3/...............  $0.0777      N/A     N/A     N/A     N/A     N/A      N/A     N/A     N/A      N/A

-------
NOTES:
1. Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
2. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
3. Only required for fiscal years beginning on or after September 1, 1995.

                          VALUE AND RESTRUCTURING FUND

           (FORMERLY, THE BUSINESS AND INDUSTRIAL RESTRUCTURING FUND)

                                 YEAR ENDED MARCH 31,
                             -------------------------------    PERIOD ENDED
                              1997     1996    1995    1994   MARCH 31, 1993/1/
                             -------  ------  ------  ------  -----------------
Net Asset Value, Beginning
 of Period.................. $ 14.03  $10.55  $ 9.64  $ 7.71       $  7.00
                             -------  ------  ------  ------       -------
Income From Investment
 Operations
  Net Investment Income.....    0.13    0.10    0.07    0.06          0.02
  Net Gains or (Losses) on
   Securities (both realized
   and unrealized)..........    2.36    3.71    1.02    1.96          0.69
                             -------  ------  ------  ------       -------
  Total From Investment
   Operations...............    2.49    3.81    1.09    2.02          0.71
                             -------  ------  ------  ------       -------
Less Distributions
  Dividends From Net
   Investment Income........   (0.12)  (0.09)  (0.06)  (0.07)         0.00
  Dividends in Excess of Net
   Investment Income........    0.00    0.00    0.00    0.00          0.00
  Distributions From Net
   Realized Gain on
   Investments and Options..   (0.47)  (0.24)  (0.12)  (0.02)         0.00
  Distributions in Excess of
   Net Realized Gain on
   Investments and Options..    0.00    0.00    0.00    0.00          0.00
                             -------  ------  ------  ------       -------
  Total Distributions.......   (0.59)  (0.33)  (0.18)  (0.09)         0.00
                             -------  ------  ------  ------       -------
Net Asset Value, End of
 Period..................... $ 15.93  $14.03  $10.55  $ 9.64       $  7.71
                             =======  ======  ======  ======       =======
Total Return/2/.............  18.09%  36.48%  11.49%  26.40%         10.14%
Ratios/Supplemental Data
  Net Assets, End of Period
   (in millions)............ $124.01  $74.05  $30.18  $14.44       $  1.94
  Ratio of Net Operating
   Expenses to Average
   Net Assets...............   0.91%   0.91%   0.98%   0.99%          0.99%/3/
  Ratio of Gross Operating
   Expenses to Average
   Net Assets/4/............   0.95%   0.95%   1.08%   1.73%          5.85%3
  Ratio of Net Investment
   Income to Average
   Net Assets...............   0.90%   0.88%   0.83%   0.77%          2.48%/3/
  Portfolio Turnover Rate...   62.0%   56.0%   82.0%   75.0%          9.0%/3/
  Average Commission Rate
   Paid/5/.................. $0.0755     N/A     N/A     N/A           N/A

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.
2. Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
5. Only required for fiscal years beginning on or after September 1, 1995.

                                 SMALL CAP FUND

                     (FORMERLY, THE EARLY LIFE CYCLE FUND)

                                YEAR ENDED MARCH 31,
                          -----------------------------------    PERIOD ENDED
                            1997     1996     1995     1994    MARCH 31, 1993/1/
                          --------  -------  -------  -------  -----------------
Net Asset Value,
 Beginning of Period....  $  10.78  $  9.77  $  8.66  $  7.40        $7.00
                          --------  -------  -------  -------        -----
Income From Investment
 Operations
  Net Investment Income
   (Loss)...............     (0.03)   (0.02)   (0.02)   (0.01)        0.00
  Net Gains or (Losses)
   on Securities (both
   realized and
   unrealized)..........     (1.43)    1.72     1.31     1.36         0.40
                          --------  -------  -------  -------        -----
  Total From Investment
   Operations...........     (1.46)    1.70     1.29     1.35         0.40
                          --------  -------  -------  -------        -----
Less Distributions
  Dividends From Net
   Investment Income....      0.00     0.00     0.00     0.00         0.00
  Dividends in Excess of
   Net Investment
   Income...............      0.00     0.00     0.00     0.00         0.00
  Distributions From Net
   Realized Gain on
   Investments and
   Options..............     (0.10)   (0.69)   (0.18)   (0.09)        0.00
  Distributions in
   Excess of Net
   Realized Gain on
   Investments and
   Options..............     (0.39)    0.00     0.00     0.00         0.00
                          --------  -------  -------  -------        -----
  Total Distributions...     (0.49)   (0.69)   (0.18)   (0.09)        0.00
                          --------  -------  -------  -------        -----
Net Asset Value, End of
 Period.................  $   8.83  $ 10.78  $  9.77  $  8.66        $7.40
                          ========  =======  =======  =======        =====
Total Return/2/.........  (14.33)%   18.29%   15.16%   18.27%        5.71%
Ratios/Supplemental Data
  Net Assets, End of
   Period (in millions).  $  53.26  $ 78.06  $ 47.78  $ 24.95        $5.51
  Ratio of Net Operating
   Expenses to Average
   Net Assets...........     0.94%    0.90%    0.96%    0.95%        0.99%/3/
  Ratio of Gross
   Operating Expenses to
   Average Net
   Assets/4/............     1.02%    0.98%    1.04%    1.15%        2.70%/3/
  Ratio of Net
   Investment
   Income/(Loss) to
   Average Net Assets...   (0.26)%  (0.17)%  (0.23)%  (0.25)%        0.12%/3/
  Portfolio Turnover
   Rate.................     55.0%    38.0%    42.0%    20.0%         4.0%/3/
  Average Commission
   Rate Paid/5/.........  $ 0.0433      N/A      N/A      N/A          N/A

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.
2. Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
5. Only required for fiscal years beginning on or after September 1, 1995.

               U.S. TRUST'S INVESTMENT PHILOSOPHY AND STRATEGIES

 U.S. Trust offers a variety of specialized fiduciary and financial services to high-net worth individuals, institutions and corporations. As one of the largest institutions of its type, U.S. Trust prides itself in offering an at-tentive and high level of service to each of its clients. The Excelsior Funds offer individual investors access to U.S. Trust's services.

 Philosophy. In managing investments for the Funds, U.S. Trust follows a long-term investment philosophy which generally does not change with the short-term variability of financial markets or fundamental conditions. U.S. Trust's ap-proach begins with the conviction that all worthwhile investments are grounded in value. The Investment Adviser believes that an investor can identify funda-mental values that eventually should be reflected in market prices. U.S. Trust believes that over time, a disciplined search for fundamental value will achieve better results than attempting to take advantage of short-term price movements.

 Implementation of this long-term value philosophy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such values may be found in a company's future earnings potential or in its existing resources and assets. Accordingly, U.S. Trust in managing investments for the Funds is constantly engaged in assessing, comparing and judging the worth of companies, particularly in comparison to the price the markets place on such companies' shares.

 Strategies. In order to translate its investment philosophy into more spe-cific guidance for selection of investments, the Investment Adviser uses three specific strategies. These strategies, while identified separately, may over-lap so that more than one may be applied in an investment decision.

 U.S. Trust's "PROBLEM/OPPORTUNITY STRATEGY" seeks to identify industries and companies with the capabilities to provide solutions to or benefit from com-plex problems such as the changing demographics and aging of the U.S. popula-tion or the need to enhance industrial productivity. U.S. Trust's second strategy is a "TRANSACTION VALUE" comparison of a company's real underlying asset value with the market price of its shares and with the sale prices for similar assets changing ownership in public market transactions. Differences between a company's real asset value and the price of its shares often are corrected over time by restructuring of the assets or by market recognition of their value. U.S. Trust's third strategy involves identifying "EARLY LIFE CY-CLE" companies whose products are in their earlier stages of development or that seek to exploit new markets. Frequently such companies are smaller compa-nies, but early life cycle companies may also include larger established com-panies with new products or markets for existing products. The Investment Ad-viser believes that over time the value of such companies should be recognized in the market.

 Themes. To complete U.S. Trust's investment philosophy in managing the Funds, the three portfolio strategies discussed above are applied in concert with other "longer-term investment themes" to identify investment opportunities. The Investment Adviser believes these longer-term themes represent strong and inexorable trends. The Investment Adviser also believes that understanding the instigation, catalysts and effects of these longer-term trends should help to identify companies that are beneficiaries of these trends.

                      INVESTMENT OBJECTIVES AND POLICIES

 The Investment Adviser will use its best efforts to achieve the investment objective of each Fund, although their achievement cannot be assured. The in-vestment objective of each Fund is "fundamental," meaning that it may not be changed without a vote of the holders of a majority of the particular Fund's outstanding Shares (as defined under "Miscellaneous"). Except as noted below in "Investment Limitations," the investment policies of each Fund may be changed without a vote of the holders of a majority of the outstanding Shares of such Fund.

BLENDED EQUITY FUND

 The Blended Equity Fund's investment objective is to seek long-term capital appreciation. The Blended Equity Fund invests in companies which the Investment Adviser believes have value currently not recognized in the market prices of the companies' securities. The Investment Adviser uses the investment philoso-phy, strategies and themes discussed above to identify such investment values and to diversify the Fund's investments over a variety of industries and types of companies. See "Investment Policies Common to the Blended Equity, Value and Restructuring and Small Cap Funds" for a discussion of various investment poli-cies applicable to the Blended Equity Fund.

VALUE AND RESTRUCTURING FUND

 The Value and Restructuring Fund seeks long-term capital appreciation by in-vesting in companies which the Investment Adviser believes will benefit from their restructuring or redeployment of assets and operations in order to become more competitive or profitable. Such companies may include those involved in prospective mergers, consolidations, liquidations, spin-offs, financial restructurings and reorganizations. The business activities of such companies are not limited in any way. Under normal conditions, at least 65% of the Fund's total assets will be invested in companies of the type described in this para-graph. The Investment Adviser's focus is to find companies whose restructuring activities offer significant value and investment potential. For the past sev-eral years, leveraged buy-outs and mergers have been prominent trends. Current-ly, a great deal of value is being created as companies deleverage, recapital-ize, and rationalize their operations in order to increase profitability. There is risk in these types of investments. For example, should a company be unsuc-cessful in reducing its debt, it may be forced into default on its debt, in-creasing its debt or bankruptcy.

SMALL CAP FUND

 The Small Cap Fund seeks long-term capital appreciation by investing primarily in smaller companies which are in the earlier stages of their development, yet which have demonstrated or are expected to achieve substantial long-term earn-ings growth. In selecting companies for investment, the Investment Adviser looks for innovative companies whose potential has not yet been fully recog-nized by the securities markets. Under normal conditions, at least 65% of the Fund's total assets will be invested in companies with capitalization of $1 billion or less. The risk and venture oriented nature of such companies natu-rally entails greater risk for investors when contrasted with investing in more established companies. The Fund may also invest in larger or more mature compa-nies engaged in new and higher growth potential operations. These companies may also be positioned for accelerating earnings because of rejuvenated management, new products, new markets for existing products or structural changes in the economy.

INVESTMENT POLICIES COMMON TO THE BLENDED EQUITY, VALUE AND RESTRUCTURING AND SMALL CAP FUNDS

 Under normal market and economic conditions, each of the Blended Equity, Value and Restructuring and Small Cap Funds will invest at least 65% of its total as-sets in common stock, preferred stock and securities convertible into common stock. Normally, up to 35% of each such Fund's total assets may be invested in other securities and instruments including, e.g., other investment-grade debt securities, warrants, options, and futures instruments as described in more de-tail below. During temporary defensive periods or when the Investment Adviser believes that suitable stocks or convertible securities are unavailable, each Fund may hold cash or invest some or all of its assets in U.S. Government secu-rities, high-quality money market instruments and repurchase agreements collat-eralized by the foregoing obligations.

 In managing the Blended Equity, Value and Restructuring and Small Cap Funds, the Investment Adviser seeks to purchase securities having value currently not recognized in the market price of a security, consistent with the strategies discussed above.

 Portfolio holdings will include common stocks of companies having capitaliza-tions of varying amounts, and all Funds will invest in the securities of high growth, small companies where the Investment Adviser expects earnings and the price of the securities to grow at an above-average rate. As discussed above, the Small Cap Fund emphasizes such companies. Certain securities owned by the Blended Equity, Value and Restructuring and Small Cap Funds may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, there may be a greater fluctuation in the value of a Fund's Shares, and a Fund may be required, in order to meet redemp-tions or for other reasons, to sell these securities at a discount from market prices, to sell during periods when such disposition is not desirable, or to make many small sales over a period of time.

 The Blended Equity, Value and Restructuring and Small Cap Funds may invest in the securities of foreign issuers. The Funds may invest indirectly in the secu-rities of foreign issuers through sponsored and unsponsored American Depository Receipts ("ADRs"). ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign is-suers. Investments in unsponsored ADRs involve additional risk because finan-cial information based on generally accepted accounting principles ("GAAP") may not be available for the foreign issuers of the underlying securities. ADRs may not necessarily be denominated in the same currency as the underlying securi-ties into which they may be converted. The Blended Equity, Value and Restruc-turing and Small Cap Funds may also enter into foreign currency exchange trans-actions for hedging purposes.

INCOME AND GROWTH FUND

 The Income and Growth Fund has two investment objectives. Its primary invest-ment objective is to seek to provide moderate current income and then, as a secondary objective, to achieve capital appreciation from its investments. In attempting to achieve these two objectives, the Income and Growth Fund invests, during normal market and economic conditions, a substantial portion of its as-sets in common stock, preferred stock and securities convertible into common stock. The Fund's investments in equity securities will be income-oriented, and it is expected that a portion of its assets will be invested on a regular basis in debt obligations.

 The Fund may invest in the securities of foreign issuers. The Fund may also invest indirectly in the securities of foreign issuers through sponsored and unsponsored ADRs. For information on ADRs, see "Investment Policies Common to the Blended Equity, Value and Restructuring and Small Cap Funds." The Fund may also enter into foreign currency exchange transactions for hedging purposes.

 In managing the equity portion of the Income and Growth Fund, the Investment Adviser will generally select securities that are expected to pay dividends and other distributions which will result in moderate current income when added to the income from the Fund's non-equity investments. As a general matter, the In-vestment Adviser will use the three strategies described above in "U.S. Trust's Investment Philosophy and Strategies"--problem/opportunity, transaction value, and early life cycle. In applying these strategies, however, the Investment Ad-viser will place greater emphasis on the current and anticipated income of par-ticular securities and lesser emphasis on the potential for capital apprecia-tion. As a result, the Income and Growth Fund can be expected to have a rela-tively smaller proportion of its assets invested in common shares of early life cycle companies than the Blended Equity, Value and Restructuring and Small Cap Funds. The Investment Adviser may also purchase equity securities for the In-come and Growth Fund from time to time without regard to the strategies out-lined above if it determines that the purchase is in furtherance of the Fund's investment objectives.

 Debt obligations may be acquired by the Income and Growth Fund to produce in-come and (under certain conditions) capital appreciation, and may include both convertible and non-convertible corporate and government bonds, debentures, money market instruments, repurchase agreements collateralized by U.S. Govern-ment obligations, and other types of instruments listed in the next paragraph. Except as stated below, investments in debt obligations will be limited to those that are considered to be investment grade-i.e., debt obligations clas-sified within the four highest ratings of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or, if unrated, which are determined by the Investment Adviser to be of comparable quality. However, the Investment Adviser may at any time acquire other, non-investment grade ob-ligations when it believes that their investment characteristics make them de-sirable acquisitions for the Income and Growth Fund in light of its investment objectives and current portfolio mix, so long as, under normal market and eco-nomic conditions, no more than 5% of the Fund's total assets are invested in non-investment grade debt obligations. Notwithstanding the foregoing, the Fund may invest up to 35% of its total assets in non-investment grade convertible debt obligations. Non-investment grade obligations (those that are rated "Ba" or lower by Moody's and, at the same time, "BB" or lower by S&P or unrated ob-ligations), commonly referred to as "junk bonds", have speculative character-istics. Risks associated with lower-rated debt securities are (a) the relative youth and growth of the market for such securities, (b) the sensitivity of such securities to interest rate and economic changes, (c) the lower degree of protection of principal and interest payments, (d) the relatively low trading market liquidity for the securities, (e) the impact that legislation may have on the high yield bond market (and, in turn, on the Fund's net asset value and investment practices), and (f) the creditworthiness of the issuers of such se-curities. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely effect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financ-ing. An economic downturn could also disrupt the market for lower-rated bonds and adversely effect the value of outstanding bonds and the ability of the is-suers to repay principal and interest. If the issuer of a debt obligation held by the Fund defaulted, the Fund could incur additional expenses to seek recov-ery. Adverse publicity and investor perceptions, whether or not based on fun-damental analysis, may also decrease the values and liquidity of lower-rated securities held by the Fund, especially in a thinly traded market.

 Debt obligations rated "BB," "B" or "CCC" by S&P are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "CCC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "CC" is typically applied to debt subordinated to se-nior debt that is assigned an actual or implied "CCC" rating. The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating, and may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are con-tinued. The rating "CI" is reserved for income bonds on which no interest is being paid. Debt obligations rated "D" are in default, and payments of inter-est and/or repayment of principal is in arrears. The ratings from "AA" through "CCC" are sometimes modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Moody's has a similar classification scheme for non-investment grade debt obligations. Debt obliga-tions rated "Ba," "B," "Caa," "Ca" and "C" provide questionable protection of interest and principal. The rating "Ba" indicates that a debt obligation has some speculative characteristics. The rating "B" indicates a general lack of characteristics of desirable investment. Debt obligations rated "Caa" are of poor quality, while debt obli-gations rated "Ca" are considered highly speculative. "C" represents the low-est rated class of debt obligations. Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating sys-tem. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" reflects a mid-range ranking; and the modi-fier "3" indicates that the security ranks at the lower end of its generic rating category.

 In addition, the Income and Growth Fund may invest up to 10% of its total as-sets in other types of instruments, including warrants, options and other rights to purchase securities; liquidating trust receipts; limited partnership interests; certificates of beneficial ownership; creditor claims; and loan participations. Such instruments may represent ownership or creditor interests in a wide range of assets or businesses, and may be acquired by the Income and Growth Fund for either income purposes (as would normally be the case with in-struments such as liquidating trust receipts) or capital appreciation (as would be the case with warrants and options). In certain instances, there may be no established market for such instruments. The Income and Growth Fund will, however, at no time invest more than 10% of the value of its net assets in securities that are illiquid or for which market quotations are not readily available. Further, certain of these instruments may have speculative charac-teristics. For example, certain instruments may be issued by companies that are insolvent or have otherwise defaulted on their debt obligations. Such com-panies may be involved in bankruptcy reorganization proceedings. Warrants and options acquired by the Income and Growth Fund are subject to the possible loss of the entire premium paid by the Fund if the market price of the under-lying security falls below the exercise price. The Investment Adviser will purchase such obligations only when it determines that the potential return justifies the attendant risks. The investment features of the foregoing in-struments and investment risks involving their acquisition are described fur-ther in the Statement of Additional Information. Additionally, some of the instruments described above may not be "securities" or may not produce quali-fying income for purposes of the provisions of the Internal Revenue Code of 1986, as amended, applicable to investment companies. See "Taxes--Federal" be-low for a discussion of such provisions.

RISK FACTORS

 Each Fund is subject to market risk and interest rate risk. Market risk is the possibility that stock prices will decline over short or even extended pe-riods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the values of each Fund. In addition, the prices of bonds and other debt instru-ments generally fluctuate inversely with interest rate changes. Factors af-fecting debt securities will affect all of the Funds' debt holdings.

 Smaller capitalized companies may have limited product lines, markets, or fi-nancial resources, or may be dependent upon a small management group, and their securities may be subject to more abrupt or erratic market movements than larger capitalized or more established companies, both because their se-curities typically are traded in lower volume and because the issuers typi-cally are subject to a greater degree to changes in their earnings and prospects.

 All Funds may invest in the securities of foreign issuers. Investments in foreign securities involve certain risks not ordinarily associated with in-vestments in domestic securities. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restric-tions. In addition, with respect to certain countries there is the possibility of expropriation of assets, confiscatory taxation, political or social insta-bility or diplomatic developments which could adversely affect investments in those countries. There may be less publicly available information about a for-eign company than about a U.S. company, and foreign companies may not be sub-ject to accounting, auditing and financial reporting standards and require-ments comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based compa-nies. Transaction costs on foreign securities markets are generally higher than in the United States. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than there is in the United States and a Fund might have greater difficulty taking appropriate le-gal action in a foreign court. Dividends and interest payable on a Fund's for-eign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under the Federal income tax provisions, they may reduce the net return to the shareholders.

 Because of the risks associated with common stock investments, the Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term stock market movements. The Funds should not be considered a complete investment program. In view of the specialized nature of their investment activities, investment in the Blended Equity, Value and Restructuring and Small Cap Funds' Shares may be suitable only for those investors who can invest without concern for current income and are financially able to assume risk in search of long-term capital gains.

 Securities of companies discussed in this section may be more volatile than the overall market.

                        PORTFOLIO INSTRUMENTS AND OTHER
                            INVESTMENT INFORMATION

MONEY MARKET INSTRUMENTS

 All Funds may invest in "money market instruments," which include, among other things, bank obligations, commercial paper and corporate bonds with re-maining maturities of 13 months or less.

 Bank obligations include bankers' acceptances, negotiable certificates of de-posit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and ob-ligations of domestic branches of foreign banks. Investments in bank obliga-tions of foreign branches of domestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of a Fund's total assets may be invested in any one branch, and no more than 20% of a particular Fund's total assets at the time of purchase may be invested in the aggregate in such obligations (see investment limitation No. 5 below under "Investment Limitations"). Investments in time deposits are limited to no more than 5% of the value of a Fund's total assets at the time of purchase.

 Investments by the Funds in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, each Fund may acquire unrated commercial paper that is determined by the In-vestment Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the particular Fund.

 Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by a Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument. Any security which cannot be disposed of within seven days without taking a reduced price will be consid-ered an illiquid security subject to the 10% limitation discussed below under "Investment Limitations."

GOVERNMENT OBLIGATIONS

 All Funds may invest in U.S. Government obligations, including U.S. Treasury Bills and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the Federal Na-tional Mortgage Association, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks and the Mari-time Administration.

REPURCHASE AGREEMENTS

 In order to effectively manage their cash holdings, the Funds may enter into repurchase agreements. Each Fund will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Invest-ment Adviser, pursuant to guidelines established by Excelsior Fund's Board of Directors. No Fund will enter into repurchase agreements with the Investment Adviser or any of its affiliates. Repurchase agreements with remaining maturi-ties in excess of seven days will be considered illiquid securities and will be subject to the 10% limit described below under "Illiquid Securities."

 The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, how-ever, expose a Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

SECURITIES LENDING

 To increase return on its portfolio securities, each Fund may lend its portfo-lio securities to broker/ dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may in-clude cash, securities of the U.S. Government, its agencies or instrumentali-ties, or an irrevocable letter of credit issued by a bank, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all out-standing loans of a Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the bor-rower of the securities fail financially. However, loans are made only to bor-rowers deemed by the Investment Adviser to be of good standing and when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

OPTIONS

 To further increase return on their portfolio securities in accordance with their respective investment objectives and policies, the Funds may enter into option transactions as described below.

 The Income and Growth, Value and Restructuring and Small Cap Funds may pur-chase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation in an amount not exceeding 5% of a Fund's net assets, as described further in the Statement of Additional Information. Such options may relate to particular securities or to various stock or bond indices. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the options.

 In addition, each Fund may engage in writing covered call options (options on securities owned by the particular Fund) and enter into closing purchase trans-actions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the securities subject to options written by each Fund may not exceed 25% of the value of its net assets. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires or is exer-cised or the Fund effects a closing purchase transaction by purchasing an op-tion of the same series. The use of covered call options is not a primary in-vestment technique of the Funds and such options will normally be written on underlying securities as to which the Investment Adviser does not anticipate significant short-term capital appreciation. Additional information on option practices, including particular risks thereof, is provided in the Funds' Statement of Additional Information.

FUTURES CONTRACTS

 The Blended Equity, Value and Restructuring and Small Cap Funds may also en-ter into interest rate futures contracts, other types of financial futures contracts and related futures options, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets.

 The Blended Equity, Value and Restructuring and Small Cap Funds will not en-gage in futures transactions for speculation, but only as a hedge against changes in market values of securities which a Fund holds or intends to pur-chase. The Funds will engage in futures transactions only to the extent per-mitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission ("SEC"). When investing in futures contracts, the Funds must satisfy certain asset segregation requirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segre-gated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" an options or futures position generally by entering into an offset-ting position. Each Fund will limit its hedging transactions in futures con-tracts and related options so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options posi-tions, does not exceed 5% of the Fund's total assets, after taking into ac-count any unrealized profits and unrealized losses on the Fund's open con-tracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contract is "in-the-money" if the then-current purchase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option. In addition, the use of futures contracts is further restricted to the extent that no more than 10% of a Fund's total assets may be hedged.

 Transactions in futures as a hedging device may subject a Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Investment Adviser to correctly anticipate movements in the direction of the market. There may be an imperfect correlation, or no correlation at all, be-tween movements in the price of the futures contracts (or options) and move-ments in the price of the instruments being hedged. In addition, investments in futures may subject a Fund to losses due to unanticipated market movements which are potentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract (or option) at any particular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price move-ments.

INVESTMENT COMPANY SECURITIES

 In connection with the management of its daily cash positions, each Fund may invest in securities issued by other investment companies which invest in high-quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The In-come and Growth Fund may also purchase securities of unit investment trusts registered with the SEC as investment companies. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own oper-ations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other ex-penses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be du-plicative. Such securities will be acquired by each Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act") which include, subject to certain exceptions, a prohibition against a Fund in-vesting more than 10% of the value of its total assets in such securities.

WHEN-ISSUED AND FORWARD TRANSACTIONS

 Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal set-tlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. It is expected that "forward commitments" and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market condi-tions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and "forward commit-ments" for speculative purposes, but only in furtherance of their investment objectives.

BORROWING AND REVERSE REPURCHASE AGREEMENTS

  Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than an-ticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and bro-ker-dealers and to repurchase them at a mutually agreed date and price (a "re-verse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agree-ment, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse re-purchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

ILLIQUID SECURITIES

 No Fund will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Each Fund may purchase securities which are not registered under the Securities Act of 1933, as amended (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that secu-rity. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER

 Each Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser believes that such a disposition is consistent with the investment objective of the particular Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such in-vestments. A high rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for Federal income tax purposes. (See "Financial Highlights" and "Taxes--Federal.")

                             INVESTMENT LIMITATIONS

 The investment limitations enumerated below are matters of fundamental policy and may not be changed with respect to a Fund without the vote of the holders of a majority of a Fund's outstanding Shares (as defined under "Miscellane-ous").

 A Fund may not:

  1. Purchase securities of any one issuer, other than U.S. Government obliga-tions, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

  2. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to fa-cilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) A Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. Optioned stock held in escrow is not deemed to be a pledge;

  3. Make loans, except that (i) each Fund may purchase or hold debt securi-ties in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) each Fund may lend portfolio securities in an amount not exceeding 30% of its total assets, and (iii) the Income and Growth Fund may purchase or hold creditor claims, loan participations and other instruments in accordance with its investment objectives and policies; and

  4. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) with respect to the Blended Equity and In-come and Growth Funds, there is no limitation with respect to securities is-sued or guaranteed by the U.S. Government or domestic bank obligations, (b) with respect to the Value and Restructuring and Small Cap Funds, there is no limitation with respect to securities issued or guaranteed by the U.S. Gov-ernment, and (c) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.

 Each of the Blended Equity and Income and Growth Funds may not:

  5. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks, if immediately after such purchase
 (i) more than 5% of the value of its total assets would be invested in obli-gations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or
 (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks; and

  6. Knowingly invest more than 10% of the value of its total assets in illiq-uid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available.

                                     * * *

 In addition to the investment limitations described above, no Fund may invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

 The Value and Restructuring and Small Cap Funds may not invest in obligations of foreign branches of financial institutions or in domestic branches of for-eign banks if immediately after such purchase (i) more than 5% of the value of their respective total assets would be invested in obligations of any one for-eign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of their respective total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks. The Value and Restructuring and Small Cap Funds may not knowingly invest more than 10% of the value of their respective net assets in illiquid securi-ties, including repurchase agreements with remaining maturities in excess of seven days, restricted securities and other securities for which market quota-tions are not readily available. These investment policies may be changed by Excelsior Fund's Board of Directors without shareholder approval.

 The Blended Equity and Income and Growth Funds will not invest more than 25% of the value of their respective total assets in domestic bank obligations.

 With respect to all investment policies, if a percentage limitation is satis-fied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not con-stitute a violation of such limitation.

                               PRICING OF SHARES

 The net asset value of each Fund is determined and the Shares of each Fund are priced at the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pric-ing for each Fund are determined on each day the Exchange and the Investment Adviser are open for trading ("Business Day"). Currently, the holidays which the Funds observe are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. A Fund's net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets allocable to the Fund, less the liabilities allocable to the Fund, by the number of its outstanding Shares.

 Assets in the Funds which are traded on a recognized domestic stock exchange are valued at the last sale price on the securities exchange on which such se-curities are primarily traded or at the last sale price on the national securi-ties market. Securities traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices. An option or futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and other assets are valued at fair value, pursuant to guidelines adopted by Excelsior Fund's Board of Directors.

 Portfolio securities which are primarily traded on foreign securities ex-changes are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an event subsequent to the time where value was so estab-lished is likely to have changed such value, then the fair value of those se-curities will be determined by consideration of other factors under the direc-tion of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Investments in debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Board of Directors. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by the Funds may be traded on foreign ex-changes or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the Shares may be significantly affected on days when investors can neither purchase nor redeem a Fund's Shares. Excelsior Fund's administrators have undertaken to price the securities in the Funds' portfolios, and may use one or more independent pricing services in connection with this service.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares in each Fund are continuously offered for sale by Excelsior Fund's sponsor and distributor, Edgewood Services, Inc. (the "Distributor"), a whol-ly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal business address is Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational sup-port. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and en-gineering computer software programs that emphasize the attributes of the Funds. Such payments will be predicated upon the amount of Shares the finan-cial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

PURCHASE OF SHARES

 Shares in each Fund are sold at their net asset value per Share next computed after a purchase order is received in good order by the sub-transfer agent or another entity on behalf of Excelsior Fund. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions

("Shareholder Organizations") that have entered into agreements with Excelsior Fund. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account state-ments provided by it to its Customers. If it does so, it is the Shareholder Or-ganization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organiza-tion and the Distributor. Confirmations of all such Customer purchases and re-demptions will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to establish its Custom-ers' accounts of record with CGFSC. In this event, even if the Shareholder Or-ganization continues to place its Customers' purchase and redemption orders with the Funds, CGFSC will send confirmations of such transactions and periodic account statements directly to the shareholders of record. Shares in the Funds bear the expense of fees payable to Shareholder Organizations for such servic-es. See "Management of the Funds--Shareholder Organizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such pur-chases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. In-vestors may also purchase Shares directly from the Distributor in accordance with procedures described below under "Purchase Procedures."

PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at
(800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Appli-cation accompanying this Prospectus and forward it to CGFSC. Redemptions by In-vestors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

OTHER PURCHASE INFORMATION

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500 per Fund. The minimum subse-quent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for auto-matic investment and other cash management services provided. Excelsior Fund reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their invest-ments in the Funds in accordance with procedures gov-erning their accounts at the Shareholder Organizations. It is the responsibil-ity of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemp-tion payments to Shareholder Organizations or Institutional Investors is im-posed by Excelsior Fund, although Shareholder Organizations may charge a Cus-tomer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Or-ganizations. An investor redeeming Shares through a registered investment ad-viser or certified financial planner may incur transaction charges in connec-tion with such redemptions. Such investors should contact their registered in-vestment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

REDEMPTION BY MAIL

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Signature Guarantee Guide-lines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the address given above. CGFSC may require additional supporting documents for redemptions made by cor-porations, executors, administrators, trustees and guardians. A redemption re-quest will not be deemed to be properly received until CGFSC receives all re-quired documents in proper form. Payment for Shares redeemed will ordinarily be made by mail within five Business Days after receipt by CGFSC of the re-demption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from over-seas, call (617) 557-8280).

REDEMPTION BY WIRE OR TELEPHONE

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Direct Invest-ors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written instructions subsequently received by CGFSC.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Excelsior Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaranteed (see "Re-demption by Mail" above, for details regarding signature guarantees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to re- fuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Ex-celsior Fund, CGFSC or the Distributor. EXCELSIOR FUND, CGFSC, AND THE DIS-TRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACT-ING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Fund and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been col-lected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate ac-cess to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not col-lected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

OTHER REDEMPTION INFORMATION

 Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance in his or her account at the institution with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

GENERAL

 Purchase and redemption orders for Shares which are received in good order prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received in good order after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Excelsior Fund, ex-change Shares in a Fund having a value of at least $500 for shares of any other portfolio offered by Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Ex-celsior Tax-Exempt Fund") or for Trust Shares of Excelsior Institutional Trust, provided that such other shares may legally be sold in the state of the Invest-or's residence.

 Excelsior Fund currently offers 11 additional portfolios as follows:

  Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in high-quality money market investments maturing within 13 months;

  Government Money Fund, a money market fund seeking as high a level of cur-rent income as is consistent with liquidity and stability of principal through investments in obligations issued or guaranteed by the U.S. Govern-ment, its agencies or instrumentalities and repurchase agreements collateral-ized by such obligations;

  Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instru-mentalities of the U.S. Government;

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income primarily through investments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefitting from the availability, development and delivery of secure hydrocarbon and other energy sources (if revised in-vestment policies are approved at a Special Meeting of Shareholders called for August 18, 1997, this fund will be renamed the "Energy and Natural Re-sources Fund" and will seek long-term capital appreciation by investing pri-marily in companies that are in the energy and other natural resources groups of in-dustries and, to a more limited extent, in gold and other precious metal bul-lion and coins);

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Latin America Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in all countries in Central and South America;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean; and

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Europe.

 Excelsior Tax-Exempt Fund currently offers 6 portfolios as follows:

  Tax-Exempt Money Fund, a diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal income taxes through investing primarily in high-quality municipal obligations maturing within 13 months;

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Long-Term Tax-Exempt Fund, a diversified fund seeking to maximize current interest income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average maturity of 10 to 30 years;

  New York Intermediate-Term Tax-Exempt Fund, a non- diversified fund designed to provide New York in vestors with a high level of current interest income exempt from Federal and, to the extent possible, New York state and New York City income taxes; this fund invests primarily in New York municipal obliga-tions and has a dollar-weighted average portfolio maturity of 3 to 10 years; and

  California Tax-Exempt Income Fund, a non-diversified fund designed to pro-vide California investors with as high a level of current interest income ex-empt from Federal and, to the extent possible, California state personal in-come taxes as is consistent with relative stability of principal; this fund invests primarily in California municipal obligations and has a dollar-weighted average portfolio maturity of 3 to 10 years.

 Excelsior Institutional Trust currently offers Trust Shares in the following investment portfolios:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market; and

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace.

 An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares be-ing redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the ex-change request in good order.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the exchange privilege with the other portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust should request and review the prospec-tuses of such funds. Such prospectuses may be obtained by calling the numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. Excelsior Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request.

 For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Be-fore making an exchange, an investor should consult a tax or other financial adviser to determine tax consequences.

 Exchanges by Telephone. For shareholders who have previously selected the telephone exchange option, an exchange order may be placed by calling (800) 446-1012 (from overseas, please call (617) 557-8280). By establishing the telephone exchange option, a shareholder authorizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND, EXCELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELEPHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Appli-cation contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280.)

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their Shareholder Organizations.

RETIREMENT PLANS

 Shares are available for purchase by Investors in connection with the follow-ing tax-deferred prototype retirement plans offered by United States Trust Company of New York:

  IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

  Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

  Keogh Plans for self-employed individuals.

 Investors investing in the Funds pursuant to Profit Sharing and Money-Pur-chase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other matters related to these plans can be ob-tained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Custom-ers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the In-vestor. The minimum initial investment for an Automatic Investment Program ac-count is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an In-vestor's checking, bank money market or NOW account designated by the Invest-or. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per Share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower Share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, how-ever, that Shares bought using Dollar Cost Averaging are purchased without re-gard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

 To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Busi-ness Days following receipt. Excelsior Fund may modify or terminate this priv-ilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the Dollar Cost Averaging method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

 Dividends from the net investment income of the Funds are declared and paid quarterly. For dividend purposes, a Fund's investment income is reduced by ac-crued expenses directly attributable to that Fund and the general expenses of Excelsior Fund prorated to that Fund on the basis of its relative net assets. Net realized capital gains are distributed at least annually. Dividends and distributions will reduce the net asset value of each of the Funds by the amount of the dividend or distribution. All dividends and distributions paid on Shares held of record by the Investment Adviser and its affiliates or cor-respondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organizations will receive dividends and dis-tributions in additional Shares of the Fund on which the dividend or distribu-tion is paid (as determined on the payable date), unless they have requested in writing (received by CGFSC at Excelsior Fund's address prior to the payment date) to receive dividends and distributions in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 Each of the Funds qualified for its last taxable year as a "regulated invest-ment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

 Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income for each taxable year. In general, a Fund's investment company taxable income will be its in-come (including dividends and interest), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to Fund shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to IRAs and qualified pension plans are deferred under the Code.) The dividends received deduction for corporations will apply to such ordinary income distributions to the extent of the total qualifying dividends received by a Fund from domestic corporations for the taxable year.

 Distribution by a Fund of the excess of its net long- term capital gain over its net short-term capital loss is taxable to shareholders as long-term capi-tal gain, regardless of how long the shareholders have held their Shares and whether such gains are received in cash or reinvested in additional Shares. Such distributions are not eligible for the dividends received deduction.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 An investor considering buying Shares of a Fund on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

 A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a shareholder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be treated as a long-term capital loss to the extent of the capital gain dividend. Generally, a shareholder may include sales charges in-curred upon the purchase of Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of such Shares for Shares of another Fund within 90 days of the purchase and was able to re-duce the sales charges previously applicable to the new Shares (by virtue of the exchange privilege), the amount equal to such reduction may not be in-cluded in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss, but may be included (subject to the same limita-tion) in the tax basis of the new Shares.

 Qualification as a regulated investment company under the Code also requires that each Fund satisfy certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or for-eign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regula-tion exclude from qualifying income foreign currency gains which are not di-rectly related to a Fund's principal business of investing in stock or securi-ties, or options and futures with respect to stock or securities. Any income derived by a Fund from a partnership or trust is treated for this purpose as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust. Some of the investments that the Income and Growth Fund may make (such as liquidating trust receipts and credi-tor claims) may not be securities or may not produce qualifying income. There-fore, it may be necessary for the Investment Adviser to restrict the invest-ments of that Fund to ensure that non-qualifying income does not exceed 10% of that Fund's total gross income for a taxable year.

 The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised annually as to the Federal income tax con-sequences of distributions made each year.

STATE AND LOCAL

 Purchasers are advised to consult their tax advisers concerning the applica-tion of state and local taxes, which may have different consequences from those of the Federal income tax law described above.

                            MANAGEMENT OF THE FUNDS

 The business and affairs of the Funds are managed under the direction of Ex-celsior Fund's Board of Directors. The Statement of Additional Information contains the names of and general background information concerning Excelsior Fund's directors.

INVESTMENT ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Funds. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state bank and trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corpo-ration, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S. Trust Connecticut had approximately $53 billion in aggregate assets under man-agement. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

 The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains records relating to such purchases and sales.

 The Blended Equity Fund's portfolio co-managers, David A. Tillson, Bruce Tavel and Leigh H. Weiss, are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Tillson, a Man-aging Director and Senior Portfolio Manager of the Personal Investment Divi-sion of U.S. Trust, has been with U.S. Trust since 1993, and has managed the Fund since December 1994. Prior to joining U.S. Trust, Mr. Tillson was the founder and President of TDA Capital Management Company, and a Senior Vice President of Matrix Asset Advisors until 1993. He was also a Vice President and Senior Portfolio Manager with V C S & O Asset Management until 1990. Mr. Tavel, a Senior Vice President and head of U.S. Trust's Structured Investments Division, has been with U.S. Trust since 1980 and has managed the Fund since August 1997. Mr. Weiss, a Senior Vice President and Senior Portfolio Manager, has been with U.S. Trust since 1993 and has managed the Fund since August 1997. Prior to joining U.S. Trust, Mr. Weiss was a portfolio manager with Goldman, Sachs & Co.

 The Income and Growth Fund's portfolio manager, Richard L. Bayles, is the person primarily responsible for the day-to-day management of the investment portfolio. Mr. Bayles, a Managing Director and Senior Portfolio Manager of the Personal Investment Division of U.S. Trust, has been with U.S. Trust since 1990 and has managed the Fund since 1990. Prior to his reassociation with U.S. Trust, Mr. Bayles was a Managing Director at John W. Bristol and Company, an investment advisory firm, from 1987 to 1990.

 The Value and Restructuring Fund's portfolio manager, David J. Williams, is the person primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Williams, a Managing Director and Senior Portfolio Manager of the Personal Investment Division of U.S. Trust, has been with U.S. Trust since 1987 and has managed the Fund since its inception.

 The Small Cap Fund's portfolio co-managers are Jay B. Springer and Diana L. Chaney. Mr. Springer, a Managing Director and Senior Portfolio Manager of the Personal Investment Division of U.S. Trust, has been with U.S. Trust since June 1983 and has managed the Fund since January 1997. Ms. Chaney, a Vice President of the Personal Investment Division of U.S. Trust, has been with U.S. Trust since May 1995 and has managed the Fund since January 1997. Ms. Chaney was previously with Smith Barney Investment Advisers where she was Di-rector of Money Management from 1987 to 1995.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreements, the Investment Adviser is entitled to be paid a fee, com-puted daily and paid monthly, at the annual rates of: .75% of the average daily net assets of the Blended Equity and Income and Growth Funds; and .60% of the average daily net assets of the Value and Restructuring and Small Cap Funds.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Invest-ment Advisory Agreements currently in effect for the Funds. For the fiscal year ended March 31, 1997, U.S. Trust New York received an advisory fee at the effective annual rates of .70%, .67%, .56%, and .52% of the average daily net assets of the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, U.S Trust New York waived advisory fees at the effective annual rates of .05%, .08%, .04%, and .08% of the average daily net assets of the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

 From time to time, the Investment Adviser may voluntarily waive all or a por-tion of the advisory fees payable to it by a Fund, which waiver may be termi-nated at any time. See "Management of the Funds--Shareholder Organizations" for additional information on fee waivers.

 In executing portfolio transactions for the Funds, the Investment Adviser may use affiliated brokers in accordance with the requirements of the 1940 Act. The Investment Adviser may also take into account the sale of Excelsior Fund's shares in allocating brokerage transactions.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Funds' administrators (the "Administrators") and provide them with general administrative and operational assistance. The Admin-istrators also serve as administrators of the other portfolios of Excelsior Fund and of all the portfolios of Excelsior Tax-Exempt Fund and Excelsior In-stitutional Trust, which are also advised by the Investment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior In-stitutional Trust (except the international portfolios of Excelsior Fund and Excelsior Institutional Trust), the Administrators are entitled jointly to an-nual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

              COMBINED AGGREGATE AVERAGE DAILY NET ASSETS
      OF EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND EXCELSIOR
           INSTITUTIONAL TRUST (EXCLUDING THE INTERNATIONAL             ANNUAL
    PORTFOLIOS OF EXCELSIOR FUND AND EXCELSIOR INSTITUTIONAL TRUST)      FEE
    ---------------------------------------------------------------     ------
first $200 million..................................................... .200%
next $200 million...................................................... .175%
over $400 million...................................................... .150%

 Administration fees payable to the Administrators by each portfolio of Excel-sior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust are al-located in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Funds--Share-holder Organizations" for additional information on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Funds. For the fiscal year ended March 31, 1997, CGFSC, Fed-erated Administrative Services and U.S. Trust New York received an aggregate administration fee at the effective annual rates of .153%, .153%, .154% and
 .154% of the average daily net assets of the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively, and waived administration fees at the effective annual rates of .001% and .001% of the average daily net assets of the Blended Equity and Income and Growth Funds, respectively.

SHAREHOLDER ORGANIZATIONS

 As described above under "Purchase of Shares," Excelsior Fund has agreements with certain Shareholder Organizations--firms that provide services, which may include acting as record shareholder, to their Customers who beneficially own Shares. As a consideration for these services, a Fund will pay the Shareholder Organization an administrative service fee up to the annual rate of .40% of the average daily net asset value of its Shares held by the Shareholder Orga-nization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Funds--Share-holder Organizations," may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic statements. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's in-vestment. Until further notice, the Investment Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an aggregate amount equal to administrative service fees payable by that Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as

Shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as invest-ment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State securities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to register as dealers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per Share or result in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

 Excelsior Funds, Inc. (formerly UST Master Funds, Inc.) was organized as a Maryland corporation on August 2, 1984. Currently, Excelsior Fund has autho-rized capital of 35 billion shares of Common Stock, $.001 par value per share, classified into 40 series of shares representing interests in 20 investment portfolios. This Prospectus describes the Blended Equity, Income and Growth, Small Cap and Value and Restructuring Funds.

 Each Share in a Fund represents an equal proportionate interest in the par-ticular Fund with other shares of the same class, and is entitled to such div-idends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of Excelsior Fund's Board of Di-rectors. Excelsior Fund's Charter authorizes the Board of Directors to clas-sify or reclassify any class of shares into one or more additional classes or series.

 Excelsior Fund's shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and will vote in the ag-gregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

 As of July 14, 1997, U.S. Trust and its affiliates held of record substan-tially all of Excelsior Fund's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

                         CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Communi-cations to the custodian should be directed to Chase, Mutual Funds Service Di-vision, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

 U.S. Trust New York serves as the Funds' transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency ar-rangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and registrar services to the Funds.

                            PERFORMANCE INFORMATION

 From time to time, in advertisements or in reports to shareholders, the per-formance of the Funds may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publica-tions that monitor the performance of mutual funds. For example, the perfor-mance of a Fund may be compared to data prepared by Lipper Analytical Servic-es, Inc., a widely recognized independent service which monitors the perfor-mance of mutual funds. The performance of the Blended Equity, Value and Re-structuring and Small Cap Funds may be also compared to the Standard & Poor's 500 Stock Index ("S&P 500"), an unmanaged index of common stocks of 500 compa-nies, most of which are listed on the Exchange, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the Exchange.

 Performance data as reported in national financial publications, including but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of the Funds.

 From time to time, each Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure reflects the average percentage change in the value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-year period, and may be given for other periods as well (such as from the com-mencement of a Fund's operations, or on a year-by-year basis). Each Fund may also use aggregate total return figures for various periods, representing the cumulative change in the value of an investment in the Fund for the specific period. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares.

 Performance will fluctuate and any quotation of performance should not be considered as representative of a Fund's future performance. Shareholders should remember that performance is generally a function of the kind and qual-ity of the instruments held in a portfolio, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to ac-counts of Customers that have invested in Shares will not be included in cal-culations of performance.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent auditors.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Fund or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Fund or such Fund, or (b) 67% or more of the shares of Excelsior Fund or such Fund present at a meeting if more than 50% of the outstanding shares of Excelsior Fund or such Fund are represented at the meeting in person or by proxy.

 Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s) and mail to:   FOR OVERNIGHT DELIVERY: send to:

  Excelsior Funds                             Excelsior Funds
  c/o Chase Global Funds Services             c/o Chase Global Funds Services
     Company                                     Company
  P.O. Box 2798                               Sub-Transfer Agent
  Boston, MA 02208-2798                       Boston, MA 02108-3913

  Please enclose with the Application(s) your check made payable to the "Ex-celsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

     [LOGO]                CHASE GLOBAL FUNDS SERVICES COMPANY    NEW
    EXCELSIOR              CLIENT SERVICES                        ACCOUNT
    FUNDS INC.             P.O. Box 2798                          APPLICATION
                           Boston, MA 02208-2798
                           (800) 446-1012
  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION
  -----------------------------------------------------------------------------
    [_] Individual  [_] Joint Tenants  [_] Trust  [_] Gift/Transfer to Minor
    [_] Other

    Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.

    ------------------------------   -----------------------------
    Name(s) (please print)           Social Security # or Taxpayer
                                     Identification #
    ------------------------------   (   )
    Name                             -----------------------------
    ------------------------------   Telephone #
    Address
    ------------------------------
    City/State/Zip Code              [_] U.S. Citizen  [_] Other (specify) ____

  -----------------------------------------------------------------------------
    FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")
  -----------------------------------------------------------------------------

    FUND                              INITIAL INVESTMENT      FUND                                      INITIAL INVESTMENT
    [_] Blended Equity Fund           $ ____________ 800      [_] Value & Restructuring Fund            $ ____________  818
    [_] Income and Growth Fund        $ ____________ 801      [_] Small Cap Fund                        $ ____________  812
                                                              [_] Other -----------------------------   $ ____________

                                                              TOTAL INITIAL INVESTMENT:

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the
    by wire, you must      amount of $ ____________ payable to "Excelsior
    obtain a Bank Wire     Funds."
    Control Number. To     B. BY WIRE: A bank wire in the amount
    do so, please call     of $ ________________ has been sent to the Fund
    (800) 446-1012 and     from
    ask for the Wire            ------------------  ---------------------
    Desk.                          Name of Bank      Wire Control Number


    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:

    All dividends are to be      [_] reinvested      [_] paid in cash
    All capital gains are to be  [_] reinvested      [_] paid in cash

  -----------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
  -----------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND             AUTHORITY TO TRANSMIT
    REDEMPTION                         REDEMPTION PROCEEDS TO PRE-
                                       DESIGNATED ACCOUNT.

    [_] I/We appoint CGFSC as          I/We hereby authorize CGFSC to
    my/our agent to act upon           act upon instructions received
    instructions received by           by telephone to withdraw $500
    telephone in order to effect       or more from my/our account in
    the telephone exchange and         the Excelsior Funds and to
    redemption privileges. I/We        wire the amount withdrawn to
    hereby ratify any                  the following commercial bank
    instructions given pursuant        account. I/We understand that
    to this authorization and          CGFSC charges an $8.00 fee for
    agree that Excelsior Fund,         each wire redemption, which
    Excelsior Tax-Exempt Fund,         will be deducted from the
    Excelsior Institutional            proceeds of the redemption.
    Trust, CGFSC and their
    directors, trustees,               Title on Bank Account*_________
    officers and employees will        Name of Bank __________________
    not be liable for any loss,        Bank A.B.A. Number ____________
    liability, cost or expense         Account Number ________________
    for acting upon instructions       Bank Address __________________
    believed to be genuine and         City/State/Zip Code ___________
    in accordance with the             (attach voided check here)
    procedures described in the
    then current Prospectus. To        A corporation, trust or
    the extent that Excelsior          partnership must also submit a
    Fund, Excelsior Tax-Exempt         "Corporate Resolution" (or
    Fund and Excelsior                 "Certificate of Partnership")
    Institutional Trust fail to        indicating the names and
    use reasonable procedures as       titles of officers authorized
    a basis for their belief,          to act on its behalf.
    they or their service              * TITLE ON BANK AND FUND
    contractors may be liable          ACCOUNT MUST BE IDENTICAL.
    for instructions that prove
    to be fraudulent or
    unauthorized.

    I/We further acknowledge
    that it is my/our
    responsibility to read the
    Prospectus of any Fund into
    which I/we exchange.

    [_] I/We do not wish to have
    the ability to exercise
    telephone redemption and
    exchange privileges. I/We
    further understand that all
    exchange and redemption
    requests must be in writing.

    SPECIAL PURCHASE AND
    REDEMPTION PLANS
    I/We have completed and
    attached the Supplemental
    Application for:
    [_] Automatic Investment Plan
    [_] Systematic Withdrawal Plan

-----------------------------------------------------------------
  AGREEMENT AND SIGNATURES
-----------------------------------------------------------------
  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ON THIS FORM IS/ARE THE CORRECT TAXPAYER IDENTIFICATION NUMBER(S) AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING, OR THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] IF NO TAXPAYER IDENTIFICATION NUMBER ("TIN") OR SSN HAS BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN, AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE THIS NUMBER TO CGFSC WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION, OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN OR TIN, I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE THIS NUMBER ON FORM W-9. YOU MAY REQUEST THE FORM BY CALLING CGFSC AT THE NUMBER LISTED ABOVE).

  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, U.S. Trust, its parent and affiliates and the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Funds involves investment risks, including possible loss of principal amount invested.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO
  ANY PROVISIONS OF THIS FORM OTHER THAN THE CERTIFICATIONS
  REQUIRED TO AVOID BACKUP WITHHOLDING.

  X ___________________________ Date __________________________
  Owner Signature

  X ___________________________ Date __________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above
  (including legal title if signing for a corporation, trust custodial account, etc.).

-----------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
-----------------------------------------------------------------

  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.

  ----------------------------- -------------------------------
  Investment Dealer's Name      Source of Business Code

  ----------------------------- -------------------------------
  Main Office Address           Branch Number

  ----------------------------- -------------------------------
  Representative's Number       Representative's Name

  ----------------------------- -------------------------------
  Branch Address                Telephone

  ----------------------------- -------------------------------
  Investment Dealer's           Title
  Authorized Signature

      [LOGO]       CHASE GLOBAL FUNDS SERVICES COMPANY    SUPPLEMENTAL
     EXCELSIOR     CLIENT SERVICES                        APPLICATION
     FUND INC.     P.O. Box 2798                          SPECIAL INVESTMENT AND
                   Boston, MA 02208-2798                  WITHDRAWAL OPTIONS
                   (800) 446-1012

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
  -----------------------------------------------------------------------------

    Fund Name __________________________  Account Number _________________

    Owner Name _________________________  Social Security or Taxpayer ID
                                          Number _________________________
    Street Address _____________________  City, State, Zip Code __________

    Resident of  [_] U.S. [_] Other ____  [_] Check here if this is a change of address

  -----------------------------------------------------------------------------
    DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
  -----------------------------------------------------------------------------

    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:

         All dividends are to be      [_] reinvested  [_] paid in cash
         All capital gains are to be  [_] reinvested  [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                  Name of Your Bank ______________

    Name _______________________  Bank Account Number ____________

    Address ____________________  Address of Bank ________________

    City, State, Zip Code ________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:

    From: ______________________  Account No. ____________________
               (Fund)
    To: ________________________  Account No. ____________________
               (Fund)
  -----------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN  [_]YES  [_]NO
  -----------------------------------------------------------------------------

    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable net asset value determined on that day.

    [_] Monthly on the 1st day     [_] Monthly on the 15th day
    [_] Monthly on both the 1st and 15th days

    Amount of each debit (minimum $50 per Fund) $ ________________________

    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.

  -----------------------------------------------------------------------------
    EXCELSIOR FUNDS
    CLIENT SERVICES                                  AUTOMATIC INVESTMENT PLAN
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    BANK AUTHORIZATION
  -----------------------------------------------------------------------------

    --------------------   ----------------------    -----------------------
    Bank Name              Bank Address              Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ----------------------------  --------------------------------
    Account Holder's Name         Joint Account Holder's Name


    X ________________  ________  X _________________  ___________
        Signature       Date           Signature       Date

--------------------------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN [_]YES [_]NO NOT AVAILABLE FOR IRA'S
--------------------------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR MORE. I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day   [_] Quarterly on the 24th day of
                                January, April, July and October
  [_] Other__________________

  (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum) $______________

  Please make check payable to:         Recipient _____________________________
  (To be completed only if
  redemption proceeds to be paid to Street Address ________________________ other than account holder of record or mailed to address other City, State, Zip Code _________________ than address of record)

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

--------------------------------------------------------------------------------
  AGREEMENT AND SIGNATURES
--------------------------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date ______________________

  X                                        X
  ------------------------------------     ------------------------------------
  Signature                                Signature

  ------------------------------------     ------------------------------------
  Signature Guarantee* (if applicable)     Signature Guarantee* (if applicable)

  X                                        X
  ------------------------------------     ------------------------------------
  Signature                                Signature

  ------------------------------------     ------------------------------------
  Signature Guarantee* (if applicable)     Signature Guarantee* (if applicable)


  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.

--------------------------------------------------------------------------------

Attach Copy of Voided Check Here

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PROSPECTUS SUMMARY.........................................................   2
EXPENSE SUMMARY............................................................   3
FINANCIAL HIGHLIGHTS.......................................................   4
U.S. TRUST'S INVESTMENT PHILOSOPHY AND STRATEGIES..........................   8
INVESTMENT OBJECTIVES AND
 POLICIES..................................................................   8
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION.....................  13
INVESTMENT LIMITATIONS.....................................................  17
PRICING OF SHARES..........................................................  18
HOW TO PURCHASE AND REDEEM SHARES..........................................  19
INVESTOR PROGRAMS..........................................................  23
DIVIDENDS AND DISTRIBUTIONS................................................  26
TAXES......................................................................  27
MANAGEMENT OF THE FUNDS....................................................  28
DESCRIPTION OF CAPITAL STOCK...............................................  31
CUSTODIAN AND TRANSFER AGENT...............................................  31
PERFORMANCE INFORMATION....................................................  31
MISCELLANEOUS..............................................................  32
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  33

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EXCELSIOR FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY EXCELSIOR FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTEQP897

                                    [LOGO]
                                  EXCELSIOR
                                  FUNDS INC.


                              BLENDED EQUITY FUND

                             INCOME AND GROWTH FUND

                          VALUE AND RESTRUCTURING FUND

                                 SMALL CAP FUND


                                   Prospectus
                                 August 1, 1997

                                                               [LOGO]
                                                              EXCELSIOR
                                                              FUNDS INC.
Excelsior Equity Funds

--------------------------------------------------------------------------------
73 Tremont Street                For initial purchase information, current
Boston, MA 02108-3913            prices, performance information and existing
                                 account information, call (800) 446-1012.
                                 (From overseas, call (617) 557-8280.)
--------------------------------------------------------------------------------

This Prospectus describes five separate portfolios offered to investors by Ex-celsior Funds, Inc. ("Excelsior Fund"), an open-end, management investment com-pany. Each portfolio (individually, a "Fund" and collectively, the "Funds") has its own investment objective and policies as follows:

 PRODUCTIVITY ENHANCERS FUND seeks long-term capital appreciation by investing in companies which the Investment Adviser believes will benefit from their roles as innovators, developers and suppliers of goods and services which en-hance service and manufacturing productivity or companies that are most effec-tive at obtaining and applying productivity enhancement developments.

 ENVIRONMENTALLY-RELATED PRODUCTS AND SERVICES FUND seeks long-term capital ap-preciation by investing in companies which the Investment Adviser believes will benefit from their provision of products, technologies and services related to conservation, protection and restoration of the environment.

 AGING OF AMERICA FUND seeks long-term capital appreciation by investing in companies which the Investment Adviser believes will benefit from the changes occurring in the demographic structure of the U.S. population, particularly its growing population of individuals over the age of 40.

 COMMUNICATION AND ENTERTAINMENT FUND seeks long-term capital appreciation by investing in companies which the Investment Adviser believes will benefit from the technological and international transformation of the communications and entertainment industries, particularly the convergence of information, communi-cation and entertainment media.

 GLOBAL COMPETITORS FUND seeks long-term capital appreciation by investing pri-marily in U.S.-based companies which the Investment Adviser believes will bene-fit from their position as effective and strong competitors on a global basis.

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1997 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to Excelsior Fund at its address shown above or by calling
(800) 446-1012. The Statement of Additional Information, as it may be supple-mented from time to time, is incorporated by reference in its entirety into this Prospectus. The Securities and Exchange Commission maintains a World Wide Web site (http://www.sec.gov) that contains the Statement of Additional Infor-mation and other information regarding Excelsior Fund.

SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                 August 1, 1997

                              PROSPECTUS SUMMARY

  EXCELSIOR FUNDS, INC. is an investment company offering various investment portfolios with differing objectives and policies. Founded in 1984, Excelsior Fund currently offers 20 Funds with combined assets of approximately $3 bil-lion. See "Description of Capital Stock."

  INVESTMENT ADVISER: United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, "U.S. Trust" or the "Investment Advis-er") serve as the Funds' investment adviser. U.S. Trust offers a variety of specialized financial and fiduciary services to high-net worth individuals, institutions and corporations. Excelsior Fund offers investors access to U.S. Trust's services. See "Management of the Funds--Investment Adviser."

  INVESTMENT OBJECTIVES AND POLICIES: Generally, each Fund is a diversified investment portfolio which invests in equity securities. The Funds' investment objectives and policies are summarized on the cover and explained in greater detail later in this Prospectus. See "Investment Objectives and Policies," "Portfolio Instruments and Other Investment Information" and "Investment Limi-tations."

  HOW TO INVEST: The Funds' Shares are offered at their net asset value. Ex-celsior Fund does not impose a sales load on purchases of Shares. See "How to Purchase and Redeem Shares."

  The minimum to start an account is $500 per Fund, with a minimum of $50 per Fund for subsequent investments. The easiest way to invest is to complete the account application which accompanies this Prospectus and to send it with a check to the address noted on the application. Investors may also invest by wire and through investment dealers or institutional investors with appropri-ate sales agreements with Excelsior Fund. See "How to Purchase and Redeem Shares."

  HOW TO REDEEM: Redemptions may be requested directly from Excelsior Fund by mail, wire or telephone. Investors investing through another institution should request redemptions through their Shareholder Organization. See "How to Purchase and Redeem Shares."

  INVESTMENT RISKS AND CHARACTERISTICS: Generally, each Fund is subject to market and industry risk. Market risk is the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally de-clining prices. These cycles will affect the values of each Fund. Because the Funds may invest in securities of foreign issuers, they are subject to the risks of fluctuations of the value of foreign currency relative to the U.S. dollar and other risks associated with such investments. Although each Fund generally seeks to invest for the long term, each Fund may engage in short-term trading of portfolio securities. A high rate of portfolio turnover may involve correspondingly greater transaction costs which must be borne directly by a Fund and ultimately by its shareholders. Investment in the Funds should not be considered a complete investment program. See "Investment Objectives and Policies."

                                EXPENSE SUMMARY

                          PRODUCTIVITY ENVIRONMENTALLY-  AGING OF   COMMUNICATION     GLOBAL
                           ENHANCERS   RELATED PRODUCTS  AMERICA  AND ENTERTAINMENT COMPETITORS
                              FUND     AND SERVICES FUND   FUND         FUND           FUND
                          ------------ ----------------- -------- ----------------- -----------
SHAREHOLDER TRANSACTION
 EXPENSES
Front-End Sales Load....      None           None          None         None           None
Sales Load on Reinvested
 Dividends..............      None           None          None         None           None
Deferred Sales Load.....      None           None          None         None           None
Redemption Fees.........      None           None          None         None           None
Exchange Fees...........      None           None          None         None           None
ANNUAL FUND OPERATING
 EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory Fees (after fee
 waivers)/1/............      .50%           .26%          .55%         .55%           .55%
12b-1 Fees..............      None           None          None         None           None
Other Operating Expenses
 Administrative Servic-
  ing Fee/1/............      .05%           .05%          .05%         .05%           .05%
 Other Expenses.........      .43%           .68%          .35%         .39%           .29%
                              ----           ----          ----         ----           ----
Total Operating Expenses
 (after fee waivers)/1/
 .......................      .98%           .99%          .95%         .99%           .89%
                              ====           ====          ====         ====           ====

-------
1. The Investment Adviser and administrators may, from time to time, voluntar-ily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or administra-tors intend to voluntarily waive fees in an amount equal to the Administra-tive Servicing Fee; and to further waive fees and reimburse expenses to the extent necessary for Shares of each of the Productivity Enhancers, Environ-mentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively, to maintain an annual expense ratio of not more than .99%. Without such fee waivers, "Ad-visory Fees" would be .60%, .60%, .60%, .60%, and .60% and "Total Operating Expenses" would be 1.08%, 1.33%, 1.00%, 1.04% and .94% for the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual returns and (2) redemption of your investment at the end of the following periods:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
Productivity Enhancers Fund....................  $10     $31     $54     $120
Environmentally-Related Products and Services
 Fund..........................................   10      32      55      121
Aging of America Fund..........................   10      30      53      117
Communication and Entertainment Fund...........   10      32      55      121
Global Competitors Fund........................    9      28      49      110

  The foregoing expense summary and example are intended to assist investors in understanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth advi-sory and other expenses payable with respect to Shares of the Funds for the fiscal year ended March 31, 1997. For more complete descriptions of the Funds' operating expenses, see "Management of the Funds" and "Description of Capital Stock" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout each period and other performance information derived from the financial statements included in Excelsior Fund's Annual Report to Shareholders for the year ended March 31, 1997 (the "Financial Statements"). The information contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Fund's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also contained in the Annual Report to Shareholders, which may be obtained from Excelsior Fund without charge by calling the number on the front cover of this Prospectus.

                          PRODUCTIVITY ENHANCERS FUND

                                YEAR ENDED MARCH 31,
                            --------------------------------    PERIOD ENDED
                             1997     1996    1995     1994   MARCH 31, 1993/1/
                            -------  ------  -------  ------  -----------------
Net Asset Value, Beginning
 of Period................. $  8.83  $ 8.12  $  7.88  $ 6.94       $  7.00
                            -------  ------  -------  ------       -------
Income From Investment
 Operations
  Net Investment Income
   (Loss)..................   (0.02)   0.02    (0.01)   0.00          0.01
  Net Gains or (Losses) on
   Securities (both
   realized and
   unrealized).............    0.16    2.12     0.35    0.96         (0.07)
                            -------  ------  -------  ------       -------
  Total From Investment
   Operations..............    0.14    2.14     0.34    0.96         (0.06)
                            -------  ------  -------  ------       -------
Less Distributions
  Dividends From Net
   Investment Income.......    0.00   (0.02)    0.00    0.00          0.00
  Dividends in Excess of
   Net Investment Income...    0.00   (0.01)    0.00   (0.02)         0.00
  Distributions From Net
   Realized Gain on
   Investments and Options.   (0.80)  (1.40)   (0.10)   0.00          0.00
  Distributions in Excess
   of Net Realized Gain on
   Investments and Options.    0.00    0.00     0.00    0.00          0.00
                            -------  ------  -------  ------       -------
  Total Distributions......   (0.80)  (1.43)   (0.10)  (0.02)         0.00
                            -------  ------  -------  ------       -------
Net Asset Value, End of
 Period.................... $  8.17  $ 8.83  $  8.12  $ 7.88       $  6.94
                            =======  ======  =======  ======       =======
Total Return/2/............   1.02%  26.97%    4.45%  13.81%       (0.86)%
Ratios/Supplemental Data
  Net Assets, End of Period
   (in millions)........... $ 18.06  $29.07  $ 18.27  $15.70       $  3.37
  Ratio of Net Operating
   Expenses to Average Net
   Assets..................   0.98%   0.98%    0.99%   0.99%         0.99%/3/
  Ratio of Gross Operating
   Expenses to Average Net
   Assets/4/...............   1.08%   1.06%    1.21%   1.49%         4.23%/3/
  Ratio of Net Investment
   Income/(Loss) to Average
   Net Assets.............. (0.16)%   0.20%  (0.10)%   0.01%         1.29%/3/
  Portfolio Turnover Rate..  300.0%  472.0%   276.0%  198.0%        183.0%/3/
  Average Commission Rate
   Paid/5/................. $0.0797     N/A      N/A     N/A           N/A

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.
2. Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
5. Only required for fiscal years beginning on or after September 1, 1995.

               ENVIRONMENTALLY-RELATED PRODUCTS AND SERVICES FUND

                                YEAR ENDED MARCH 31,
                          -----------------------------------    PERIOD ENDED
                           1997     1996     1995      1994    MARCH 31, 1993/1/
                          -------  -------  -------  --------  -----------------
Net Asset Value,
 Beginning of Period....  $  7.73  $  6.21  $  6.24  $   6.95       $  7.00
                          -------  -------  -------  --------       -------
Income From Investment
 Operations
  Net Investment Income
   (Loss)...............     0.01    (0.02)   (0.01)     0.00          0.00
  Net Gains or (Losses)
   on Securities (both
   realized and
   unrealized)..........     1.61     1.54    (0.01)    (0.71)        (0.05)
                          -------  -------  -------  --------       -------
  Total From Investment
   Operations...........     1.62     1.52    (0.02)    (0.71)        (0.05)
                          -------  -------  -------  --------       -------
Less Distributions
  Dividends From Net
   Investment Income....    (0.01)    0.00     0.00      0.00          0.00
  Dividends in Excess of
   Net Investment
   Income...............     0.00     0.00    (0.01)     0.00          0.00
  Distributions From Net
   Realized Gain on
   Investments and
   Options..............     0.00     0.00     0.00      0.00          0.00
  Distributions in
   Excess of Net
   Realized Gain on
   Investments and
   Options..............     0.00     0.00     0.00      0.00          0.00
                          -------  -------  -------  --------       -------
  Total Distributions...    (0.01)    0.00    (0.01)     0.00          0.00
                          -------  -------  -------  --------       -------
Net Asset Value, End of
 Period.................  $  9.34  $  7.73  $  6.21  $   6.24       $  6.95
                          =======  =======  =======  ========       =======
Total Return/2/.........   21.22%   24.48%  (0.27)%  (10.15)%       (0.71)%
Ratios/Supplemental Data
  Net Assets, End of
   Period (in millions).  $  8.87  $  3.95  $  4.36  $   4.53       $  2.45
  Ratio of Net Operating
   Expenses to Average
   Net Assets...........    0.99%    0.99%    0.99%     0.99%         0.99%/3/
  Ratio of Gross
   Operating Expenses to
   Average Net
   Assets/4/............    1.33%    2.46%    2.42%     2.20%         2.83%/3/
  Ratio of Net
   Investment
   Income/(Loss) to
   Average Net Assets...    0.15%  (0.18)%  (0.10)%   (0.07)%         0.32%/3/
  Portfolio Turnover
   Rate.................    73.0%    64.0%    61.0%     28.0%            0%
  Average Commission
   Rate Paid/5/.........  $0.0711      N/A      N/A       N/A           N/A

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.
2. Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
5. Only required for fiscal years beginning on or after September 1, 1995.

                             AGING OF AMERICA FUND

                                YEAR ENDED MARCH 31,
                            --------------------------------    PERIOD ENDED
                             1997     1996     1995    1994   MARCH 31, 1993/1/
                            -------  -------  ------  ------  -----------------
Net Asset Value, Beginning
 of Period................. $  9.81  $  7.84  $ 6.99  $ 7.01        $7.00
                            -------  -------  ------  ------        -----
Income From Investment
 Operations
  Net Investment Income....    0.07     0.05    0.04    0.03         0.01
  Net Gains or (Losses) on
   Securities (both
   realized and
   unrealized).............    0.72     1.97    0.85   (0.02)        0.00
                            -------  -------  ------  ------        -----
  Total From Investment
   Operations..............    0.79     2.02    0.89    0.01         0.01
                            -------  -------  ------  ------        -----
Less Distributions
  Dividends From Net
   Investment Income.......   (0.07)   (0.05)  (0.04)  (0.03)        0.00
  Dividends in Excess of
   Net Investment Income...    0.00     0.00    0.00    0.00         0.00
  Distributions From Net
   Realized Gain on
   Investments and Options.   (0.39)    0.00    0.00    0.00         0.00
  Distributions in Excess
   of Net Realized Gain on
   Investments and Options.    0.00     0.00    0.00    0.00         0.00
                            -------  -------  ------  ------        -----
  Total Distributions......   (0.46)   (0.05)  (0.04)  (0.03)        0.00
                            -------  -------  ------  ------        -----
Net Asset Value, End of
 Period.................... $ 10.14  $  9.81  $ 7.84  $ 6.99        $7.01
                            =======  =======  ======  ======        =====
Total Return/2/............   8.18%   25.80%  12.80%   0.13%        0.14%
Ratios/Supplemental Data
  Net Assets, End of Period
   (in millions)........... $ 45.06  $ 44.79  $22.17  $10.58        $2.39
  Ratio of Net Operating
   Expenses to Average Net
   Assets..................   0.95%    0.93%   0.99%   0.99%        0.99%/3/
  Ratio of Gross Operating
   Expenses to Average Net
   Assets/4/...............   1.00%    0.97%   1.26%   1.82%        3.87%/3/
  Ratio of Net Investment
   Income to Average Net
   Assets..................   0.67%    0.54%   0.63%   0.59%        0.77%/3/
  Portfolio Turnover Rate..     86%    34.0%   14.0%   24.0%        14.0%/3/
  Average Commission Rate
   Paid/5/................. $0.0831      N/A     N/A     N/A          N/A

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.
2. Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
5. Only required for fiscal years beginning on or after September 1, 1995.

                      COMMUNICATION AND ENTERTAINMENT FUND

                                 YEAR ENDED MARCH 31,
                             -------------------------------    PERIOD ENDED
                              1997     1996    1995    1994   MARCH 31, 1993/1/
                             -------  ------  ------  ------  -----------------
Net Asset Value, Beginning
 of Period.................. $ 10.32  $ 9.64  $ 8.75  $ 7.61        $7.00
                             -------  ------  ------  ------        -----
Income From Investment
 Operations
  Net Investment Income.....    0.00    0.03    0.04    0.02         0.01
  Net Gains or (Losses) on
   Securities (both realized
   and unrealized)..........    0.05    1.30    1.06    1.52         0.60
                             -------  ------  ------  ------        -----
  Total From Investment
   Operations...............    0.05    1.33    1.10    1.54         0.61
                             -------  ------  ------  ------        -----
Less Distributions
  Dividends From Net
   Investment Income........    0.00   (0.03)  (0.04)  (0.03)        0.00
  Dividends in Excess of Net
   Investment Income........    0.00    0.00    0.00    0.00         0.00
  Distributions From Net
   Realized Gain on
   Investments and Options..   (0.05)  (0.62)  (0.17)  (0.37)        0.00
  Distributions in Excess of
   Net Realized Gain on
   Investments and Options..    0.00    0.00    0.00    0.00         0.00
                             -------  ------  ------  ------        -----
  Total Distributions.......   (0.05)  (0.65)  (0.21)  (0.40)        0.00
                             -------  ------  ------  ------        -----
Net Asset Value, End of
 Period..................... $ 10.32  $10.32  $ 9.64  $ 8.75        $7.61
                             =======  ======  ======  ======        =====
Total Return/2/.............   0.34%  13.48%  12.87%  20.07%        8.71%
Ratios/Supplemental Data
  Net Assets, End of Period
   (in millions)............  $34.70  $46.95  $29.91  $21.02        $5.79
  Ratio of Net Operating
   Expenses to Average Net
   Assets...................   0.99%   0.92%   0.98%   0.98%        0.99%/3/
  Ratio of Gross Operating
   Expenses to Average Net
   Assets/4/................   1.04%   0.97%   1.06%   1.16%        2.20%/3/
  Ratio of Net Investment
   Income (Loss) to Average
   Net Assets............... (0.03)%   0.28%   0.46%   0.29%        1.06%/3/
  Portfolio Turnover Rate...   65.0%   65.0%   56.0%   60.0%        25.0%/3/
  Average Commission Rate
   Paid/5/.................. $0.0677     N/A     N/A     N/A          N/A

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.
2. Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
5.Only required for fiscal years beginning on or after September 1, 1995.

                            GLOBAL COMPETITORS FUND

                                 YEAR ENDED MARCH 31,
                             -------------------------------    PERIOD ENDED
                              1997     1996    1995    1994   MARCH 31, 1993/1/
                             -------  ------  ------  ------  -----------------
Net Asset Value, Beginning
 of Period.................. $ 10.83  $ 8.59  $ 7.69  $ 7.28        $7.00
                             -------  ------  ------  ------        -----
Income From Investment
 Operations
  Net Investment Income.....    0.06    0.07    0.07    0.05         0.01
  Net Gains or (Losses) on
   Securities (both realized
   and unrealized)..........    0.66    2.27    0.90    0.41         0.27
                             -------  ------  ------  ------        -----
  Total From Investment
   Operations...............    0.72    2.34    0.97    0.46         0.28
                             -------  ------  ------  ------        -----
Less Distributions
  Dividends from Net
   Investment Income........   (0.07)  (0.06)  (0.07)  (0.05)        0.00
  Dividends in Excess of Net
   Investment Income........    0.00    0.00    0.00    0.00         0.00
  Distributions from Net
   Realized Gain on
   Investments and Options..   (0.09)  (0.02)   0.00    0.00         0.00
  Distributions in Excess of
   Net Realized Gain on
   Investments and Options..    0.00   (0.02)   0.00    0.00         0.00
                             -------  ------  ------  ------        -----
  Total Distributions.......   (0.16)  (0.10)  (0.07)  (0.05)        0.00
                             -------  ------  ------  ------        -----
Net Asset Value, End of
 Period..................... $ 11.39  $10.83  $ 8.59  $ 7.69        $7.28
                             =======  ======  ======  ======        =====
Total Return/2/.............   6.64%  27.39%  12.73%   6.29%        4.00%
Ratios/Supplemental Data
  Net Assets, End of Period
   (in millions)............ $ 81.92  $71.30  $25.50  $10.06        $2.04
  Ratio of Net Operating
   Expenses to Average Net
   Assets...................   0.89%   0.89%   0.97%   0.99%        0.99%/3/
  Ratio of Gross Operating
   Expenses to Average Net
   Assets/4/................   0.94%   0.93%   1.18%   1.72%        3.97%/3/
  Ratio of Net Investment
   Income to Average Net
   Assets...................   0.54%   0.73%   1.04%   0.81%        0.82%/3/
  Portfolio Turnover Rate...     25%   17.0%   29.0%   19.0%           0%
  Average Commission Rate
   Paid/5/.................. $0.0873     N/A     N/A     N/A          N/A

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.
2. Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
5. Only required for fiscal years beginning on or after September 1, 1995.

               U.S. TRUST'S INVESTMENT PHILOSOPHY AND STRATEGIES

 U.S. Trust offers a variety of specialized fiduciary and financial services to high-net worth individuals, institutions and corporations. As one of the largest institutions of its type, U.S. Trust prides itself in offering an at-tentive and high level of service to each of its clients. The Excelsior Funds offer individual investors access to U.S. Trust's services.

 Philosophy. In managing investments for the Funds, U.S. Trust follows a long-term investment philosophy which generally does not change with the short-term variability of financial markets or fundamental conditions. U.S. Trust's ap-proach begins with the conviction that all worthwhile investments are grounded in value. The Investment Adviser believes that an investor can identify funda-mental values that eventually should be reflected in market prices. U.S. Trust believes that over time, a disciplined search for fundamental value will achieve better results than attempting to take advantage of short-term price movements.

 Implementation of this long-term value philosophy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such values may be found in a company's future earnings potential or in its existing resources and assets. Accordingly, U.S. Trust in managing investments for the Funds is constantly engaged in assessing, comparing and judging the worth of companies, particularly in comparison to the price the markets place on such companies' shares.

 Strategies. In order to translate its investment philosophy into more spe-cific guidance for selection of investments, the Investment Adviser uses three specific strategies. These strategies, while identified separately, may over-lap so that more than one may be applied in an investment decision.

 U.S. Trust's "PROBLEM/OPPORTUNITY STRATEGY" seeks to identify industries and companies with the capabilities to provide solutions to or benefit from com-plex problems such as the changing demographics and aging of the U.S. popula-tion or the need to enhance industrial productivity. U.S. Trust's second strategy is a "TRANSACTION VALUE" comparison of a company's real underlying asset value with the market price of its shares and with the sale prices for similar assets changing ownership in public market transactions. Differences between a company's real asset value and the price of its shares often are corrected over time by restructuring of the assets or by market recognition of their value. U.S. Trust's third strategy involves identifying "EARLY LIFE CY-CLE" companies whose products are in their earlier stages of development or that seek to exploit new markets. Frequently such companies are smaller compa-nies, but early life cycle companies may also include larger established com-panies with new products or markets for existing products. The Investment Ad-viser believes that over time the value of such companies should be recognized in the market.

 Themes. To complete U.S. Trust's investment philosophy, in managing the Funds, the three portfolio strategies discussed above are applied in concert with other "longer-term investment themes" to identify investment opportuni-ties. The Investment Adviser believes these longer-term themes represent strong and inexorable trends. The Investment Adviser also believes that under-standing the instigation, catalysts and effects of these longer-term trends should help to identify companies that are beneficiaries of these trends.

                      INVESTMENT OBJECTIVES AND POLICIES

 The Investment Adviser will use its best efforts to achieve the investment objective of each Fund, although their achievement cannot be assured. The in-vestment objective of each Fund is "fundamental," meaning that it may not be changed without a vote of the holders of a majority of the particular Fund's outstanding Shares (as defined under "Miscellaneous"). Except as noted below in "Investment Limitations," the investment policies of each Fund may be changed without a vote of the holders of a majority of the outstanding Shares of such Fund.

 The Funds have the common investment objective of long-term capital apprecia-tion. As noted above, the Funds are based on themes identified and followed by the Investment Adviser. Each Fund's key policies are discussed below. Addi-tional policies common to all of the Funds are discussed after this section.

 PRODUCTIVITY ENHANCERS FUND--invests in companies which the Investment Ad-viser believes will benefit from their roles as innovators, developers and suppliers of goods and services which enhance service and manufacturing pro-ductivity or companies that are most effective at obtaining and applying pro-ductivity enhancement developments. The essential criteria for such products and services is that they have the ability to increase a user's productivity, e.g., enable the user to generate equal or greater economic value at lower to-tal unit cost than alternatives or provide measurable improvement of produc-tivity by the provider or the user. Such companies may include but are not limited to production automation manufacturers, computer hardware and software producers and distributors, communications and mobile telephone providers, and companies involved with cost control, asset redeployment and downsizing activ-ities and enhancing the utilization of technology. Under normal conditions, at least 65% of the Fund's total assets will be invested in companies of the type described in this paragraph.

 ENVIRONMENTALLY-RELATED PRODUCTS AND SERVICES FUND--invests in companies which the Investment Adviser believes will benefit from their provision of products, technologies and services related to conservation, protection and restoration of the environment. Such companies may include but are not limited to companies engaged in waste management and pollution control, prevention and cleanup activities. The Fund is not intended to be an "environmentally cor-rect" fund and may invest in companies without regard to whether they are en-gaged in operations harmful to the environment. Under normal conditions, at least 65% of the Fund's total assets will be invested in companies of the type described in this paragraph.

 The Fund may also invest a portion of its assets in securities of companies that offer products and services used by individuals in response to ecological concerns and concerns relating to their social environment. Such investments may include, without limitation, securities of companies that produce protec-tive clothing, sunscreens and personal security products.

 AGING OF AMERICA FUND--invests in companies which the Investment Adviser be-lieves will benefit from the changes occurring in the demographic structure of the U.S. population, particularly its growing proportion of individuals over the age of 40. In analyzing companies for this Fund, the Investment Adviser considers carefully the ongoing changes in the mean and median ages of the U.S. population and the resulting effects on the lifestyles and day-to-day economic actions of the population as a whole. Companies currently positioned to benefit from such changes include health care, pharmaceutical, biotechnol-ogy and similar health-related firms. In addition, certain clothing, financial services, entertainment, real estate and housing, food and beverage and other types of companies may be positioned to benefit from the demographic changes. Under normal conditions, at least 65% of the Fund's total assets will be in-vested in companies of the type described in this paragraph.

 COMMUNICATION AND ENTERTAINMENT FUND--invests in companies which the Invest-ment Adviser believes will benefit from the technological and international transformation of the communications and entertainment industries, particu-larly the convergence of information, communication and entertainment media. Such companies may include those engaged in the development, production, sale and distribution of products or services in the broadcast, radio and televi-sion, leisure, entertainment, amusement, publishing, telecommunications serv-ices and equipment, and telephone utilities industries. In analyzing companies for investment, the Investment Adviser may focus on firms which the Investment Adviser believes are innovators of or will benefit from the melding of comput-er, communications and entertainment technologies. Under normal conditions, at least 65% of the Fund's total assets will be invested in compa-nies of the type described in this paragraph.

 GLOBAL COMPETITORS FUND--invests primarily in U.S.-based companies which the Investment Adviser believes will benefit from their position as effective and strong competitors on a global basis. Such companies are characterized by their ability to supply something unique or of greater value, or to deliver goods and services more efficiently or reliably. These companies develop and implement international marketing strategies for their goods and services. The range of businesses encompassed by this policy is broad and, by way of example, may in-clude companies engaged in soft drink production and sales, clothing manufac-turers, tobacco product producers, precision instrument and aerospace provid-ers, and a variety of communications systems, biotechnology and high technology suppliers. While the Fund will invest primarily in U.S.-based companies with such features, up to 20% of the Fund's assets may be invested in non-U.S.-based global competitors. The Fund will not engage in currency hedging in an attempt to anticipate currency fluctuations with respect to any such foreign invest-ments. Under normal conditions, the Fund will invest in securities of issuers from at least three countries and at least 65% of the Fund's total assets will be invested in companies of the type described in this paragraph.

INVESTMENT POLICIES COMMON TO THE FUNDS

 Under normal market and economic conditions, each Fund will invest at least 65% of its total assets in common stock, preferred stock and securities con-vertible into common stock. Normally, up to 35% of each Fund's total assets may be invested in other securities and instruments including, e.g., other invest-ment-grade debt securities, warrants, options, and futures instruments as de-scribed in more detail below. During temporary defensive periods or when the Investment Adviser believes that suitable stocks or convertible securities are unavailable, each Fund may hold cash or invest some or all of its assets in U.S. Government securities, high-quality money market instruments and repur-chase agreements collateralized by the foregoing obligations.

 In managing the Funds, the Investment Adviser seeks to purchase securities having value currently not recognized in the market price of a security, con-sistent with the strategies discussed above.

 Portfolio holdings will include common stocks of companies having capitaliza-tions of varying amounts, and all Funds will invest in the securities of high growth, small companies where the Investment Adviser expects earnings and the price of the securities to grow at an above-average rate. Certain securities owned by the Funds may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service com-monly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, there may be a greater fluctuation in the value of a Fund's Shares, and a Fund may be required, in order to meet redemptions or for other reasons, to sell these se-curities at a discount from market prices, to sell during periods when such disposition is not desirable, or to make many small sales over a period of time.

 The Funds may invest in the securities of foreign issuers. The Funds may in-vest indirectly in the securities of foreign issuers through sponsored and unsponsored American Depository Receipts ("ADRs"). ADRs represent receipts typ-ically issued by a U.S. bank or trust company which evidence ownership of un-derlying securities of foreign issuers. Investments in unsponsored ADRs involve additional risk because financial information based on generally accepted ac-counting principles ("GAAP") may not be available for the foreign issuers of the underlying securities. ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

RISK FACTORS

 Each Fund is subject to market risk, interest rate risk and in some cases in-dustry risk. Market risk is the possibility that stock prices will decline over short or even extended peri-ods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the values of each Fund. In addition, the prices of bonds and other debt instru-ments generally fluctuate inversely with interest rate changes. Factors af-fecting debt securities will affect all of the Funds' debt holdings.

 Environmentally-related investments are affected generally by issues and un-certainties impacting the specialty chemicals, engineering and construction, machinery and pollution control industries. Such factors include the supply, demand, and other normal competitive factors for the various portfolio compa-nies' products and services. The environmental products and services industry generally has been affected positively by legislation resulting in stricter governmental regulations and enforcement policies for both commercial and gov-ernmental generators of waste, as well as by specific expenditures for cleanup efforts. Chemical products are affected, for example, by product obsolescence and competition; the handling of hazardous chemicals and products; and the po-tential for calamitous accidents. In addition to supply and demand factors, engineering, construction and machinery companies are affected by changes in interest rates and governmental spending and financing of public works and cleanup projects. Finally, all of these types of companies are heavily af-fected by regulation of various governments, including the federal Environmen-tal Protection Agency and its state counterparts. As regulations are developed and enforced, such companies may be required to alter or cease production of a product or service or to agree to restrictions on their operations.

 Companies in the various communications and entertainment industries encoun-ter intense competition, short product life cycles and rapidly changing con-sumer tastes. In addition, companies in the telecommunications and utilities industries are subject to heavy governmental regulation.

 All Funds may invest in the securities of foreign issuers. Investments in foreign securities involve certain risks not ordinarily associated with in-vestments in domestic securities. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restric-tions. In addition, with respect to certain countries there is the possibility of expropriation of assets, confiscatory taxation, political or social insta-bility or diplomatic developments which could adversely affect investments in those countries. There may be less publicly available information about a for-eign company than about a U.S. company, and foreign companies may not be sub-ject to accounting, auditing and financial reporting standards and require-ments comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substan-tially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. Transaction costs on foreign securities markets are gen-erally higher than in the United States. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than there is in the United States and a Fund might have greater difficulty taking appropriate legal action in a foreign court. Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions al-lowed to investors under the Federal income tax provisions, they may reduce the net return to the shareholders.

 Because of the risks associated with common stock investments, the Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term stock market movements. The Funds should not be considered a complete investment program. In view of the specialized nature of their investment activities, investment in the Funds' shares may be suitable only for those investors who can invest without concern for current income and are financially able to assume risk in search of long-term capital gains.

 Securities of companies discussed in this section may be more volatile than the overall market.

                        PORTFOLIO INSTRUMENTS AND OTHER
                            INVESTMENT INFORMATION

MONEY MARKET INSTRUMENTS

 All Funds may invest in "money market instruments," which include, among other things, bank obligations, commercial paper and corporate bonds with re-maining maturities of 13 months or less.

 Bank obligations include bankers' acceptances, negotiable certificates of de-posit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and ob-ligations of domestic branches of foreign banks. Investments in bank obliga-tions of foreign branches of domestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of a Fund's total assets may be invested in any one branch, and no more than 20% of a particular Fund's total assets at the time of purchase may be invested in the aggregate in such obligations. Investments in time deposits are limited to no more than 5% of the value of a Fund's total assets at the time of purchase.

 Investments by the Funds in commercial paper will consist of issues that are rated "A-2" or better by Standard & Poor's Ratings Group ("S&P") or "Prime-2" or better by Moody's Investors Service, Inc. ("Moody's"). In addition, each Fund may acquire unrated commercial paper that is determined by the Investment Adviser at the time of purchase to be of comparable quality to rated instru-ments that may be acquired by the particular Fund.

 Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by a Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument. Any security which cannot be disposed of within seven days without taking a reduced price will be considered an illiquid security subject to the 10% limitation dis-cussed below under "Illiquid Securities."

GOVERNMENT OBLIGATIONS

 All Funds may invest in U.S. Government obligations, including U.S. Treasury Bills and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the Federal National Mortgage Association, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks and the Maritime Administration.

REPURCHASE AGREEMENTS

 In order to effectively manage their cash holdings, the Funds may enter into repurchase agreements. Each Fund will enter into repurchase agreements only with financial institutions that are deemed to be credit-worthy by the Investment Adviser, pursuant to guidelines established by Excel-sior Fund's Board of Directors. No Fund will enter into repurchase agreements with the Investment Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities and will be subject to the 10% limit described below under "Illiq-uid Securities."

 The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the dispo-sition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

SECURITIES LENDING

 To increase return on its portfolio securities, each Fund may lend its port-folio securities to broker/ dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumental-ities, or an irrevocable letter of credit issued by a bank, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recover-ing the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Investment Adviser to be of good standing and when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

OPTIONS

 To further increase return on their portfolio securities in accordance with their respective investment objectives and policies, the Funds may enter into option transactions as described below.

 The Funds may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation in an amount not ex-ceeding 5% of a Fund's net assets, as described further in the Statement of Additional Information. Such options may relate to particular securities or to various stock or bond indices. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the options.

 In addition, each Fund may engage in writing covered call options (options on securities owned by the particular Fund) and enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the securities subject to options written by each Fund may not exceed 25% of the value of its net assets. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the mar-ket price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires or is exercised or the Fund ef-fects a closing purchase transaction by purchasing an option of the same se-ries. The use of covered call options is not a primary investment technique of the Funds and such options will normally be written on underlying securities as to which the Investment Adviser does not anticipate significant short-term capital appreciation. Additional information on option practices, including particular risks thereof, is provided in the Funds' Statement of Additional Information.

FUTURES CONTRACTS

 The Funds may also enter into interest rate futures contracts, other types of financial futures contracts and related futures options, as well as any index or foreign market futures which are available on recognized exchanges or in other estab-lished financial markets.

 The Funds will not engage in futures transactions for speculation, but only as a hedge against changes in market values of securities which a Fund holds or intends to purchase. The Funds will engage in futures transactions only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission ("SEC"). When investing in futures con-tracts, the Funds must satisfy certain asset segregation requirements to en-sure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or depos-it. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not ap-plicable when a Fund "covers" an options or futures position generally by en-tering into an offsetting position. Each Fund will limit its hedging transac-tions in futures contracts and related options so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, does not exceed 5% of the Fund's total assets, af-ter taking into account any unrealized profits and unrealized losses on the Fund's open contracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contract is "in-the-money" if the then-current purchase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option. In addition, the use of futures contracts is further restricted to the extent that no more than 10% of a Fund's total assets may be hedged.

 Transactions in futures as a hedging device may subject a Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Investment Adviser to correctly anticipate movements in the direction of the market. There may be an imperfect correlation, or no correlation at all, be-tween movements in the price of the futures contracts (or options) and move-ments in the price of the instruments being hedged. In addition, investments in futures may subject a Fund to losses due to unanticipated market movements which are potentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract (or option) at any par-ticular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements.

INVESTMENT COMPANY SECURITIES

 In connection with the management of its daily cash positions, each Fund may invest in securities issued by other investment companies which invest in high-quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addi-tion to the advisory fees and other expenses a Fund bears directly in connec-tion with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advi-sory fees and other expenses. As such, the Fund's shareholders would indi-rectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by each Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act") which include, subject to certain exceptions, a pro-hibition against a Fund investing more than 10% of the value of its total as-sets in such securities.

WHEN-ISSUED AND FORWARD TRANSACTIONS

 Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal set-tlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. It is expected that "forward commitments" and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market condi-tions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and "forward commit-ments" for speculative purposes, but only in furtherance of their investment objectives.

BORROWING AND REVERSE REPURCHASE AGREEMENTS

 Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than an-ticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and bro-ker-dealers and to repurchase them at a mutually agreed date and price (a "re-verse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agree-ment, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse re-purchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

ILLIQUID SECURITIES

 No Fund will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Each Fund may purchase securities which are not registered under the Securities Act of 1933, as amended (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that secu-rity. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER

 Each Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser believes that such a disposition is consistent with the investment objective of the particular Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, any distributions re-sulting from such gains are considered ordinary income for Federal income tax purposes. (See "Financial Highlights" and "Taxes--Federal.")

                            INVESTMENT LIMITATIONS

 The investment limitations enumerated below are matters of fundamental policy and may not be changed with respect to a Fund without the vote of the holders of a majority of a Fund's outstanding Shares (as defined under "Miscellane-ous").

 A Fund may not:

  1. Purchase securities of any one issuer, other than U.S. Government obliga-tions, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

  2. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to fa-cilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) A Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. Optioned stock held in escrow is not deemed to be a pledge;

  3. Make loans, except that (i) each Fund may purchase or hold debt securi-ties in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) each Fund may lend portfolio securities in an amount not exceeding 30% of its total as-sets; and

  4. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to secu-rities issued or guaranteed by the U.S. Government, and (b) neither all fi-nance companies, as a group, nor all utility companies, as a group, are con-sidered a single industry for purposes of this policy.

                                     * * *

 In addition to the investment limitations described above, no Fund may invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

 The Funds may not invest in obligations of foreign branches of financial in-stitutions or in domestic branches of foreign banks if immediately after such purchase (i) more than 5% of the value of their respective total assets would be invested in obligations of any one foreign branch of the financial institu-tion or domestic branch of a foreign bank; or (ii) more than 20% of their re-spective total assets would be invested in foreign branches of financial insti-tutions or in domestic branches of foreign banks. The Funds may not knowingly invest more than 10% of the value of their respective net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities and other securities for which market quo-tations are not readily available. These investment policies may be changed by Excelsior Fund's Board of Directors without shareholder approval.

 With respect to all investment policies, if a percentage limitation is satis-fied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not con-stitute a violation of such limitation.

                               PRICING OF SHARES

 The net asset value of each Fund is determined and the Shares of each Fund are priced at the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pric-ing for each Fund are determined on each day the Exchange and the Investment Adviser are open for trading ("Business Day"). Currently, the holidays which the Funds observe are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. A Fund's net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets allocable to the Fund, less the liabilities allocable to the Fund, by the number of its outstanding Shares.

 Assets in the Funds which are traded on a recognized domestic stock exchange are valued at the last sale price on the securities exchange on which such se-curities are primarily traded or at the last sale price on the national secu-rities market. Securities traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices. An option or futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. Restricted securities, securities for which market quo-tations are not readily available, and other assets are valued at fair value, pursuant to guidelines adopted by Excelsior Fund's Board of Directors.

 Portfolio securities which are primarily traded on foreign securities ex-changes are generally valued at the preceding closing values of such securi-ties on their respective exchanges, except that when an event subsequent to the time where value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Invest-ments in debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Board of Di-rectors. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by the Funds may be traded on foreign exchanges or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the Shares may be significantly affected on days when investors can neither purchase nor redeem a Fund's Shares. Excelsior Fund's administrators have undertaken to price the securities in the Funds' portfolios, and may use one or more independent pric-ing services in connection with this service.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares in each Fund are continuously offered for sale by Excelsior Fund's sponsor and distributor, Edgewood Services, Inc. (the "Distributor"), a whol-ly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal business address is Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational sup-port. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and en-gineering computer software programs that emphasize the attributes of the Funds. Such payments will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

PURCHASE OF SHARES

 Shares in each Fund are sold at their net asset value per Share next computed after a purchase order is received in good order by the sub-transfer agent or another entity on behalf of Excelsior Fund. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into agreements with Excelsior Fund. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Share-holder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to es-tablish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and redemption orders with the Funds, CGFSC will send confirmations of such trans-actions and periodic account statements directly to the shareholders of rec-ord. Shares in the Funds bear the expense of fees payable to Shareholder Orga-nizations for such services. See "Management of the Funds--Shareholder Organizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such pur-chases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. In-vestors may also purchase Shares directly from the Distributor in accordance with procedures described below under "Purchase Procedures."

PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at
(800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Appli-cation accompanying this Prospectus and forward it to CGFSC. Redemptions by In-vestors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

OTHER PURCHASE INFORMATION

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500 per Fund. The minimum subse-quent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for auto-matic investment and other cash management services provided. Excelsior Fund reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with procedures gov-erning their accounts at the Shareholder Organizations. It is the responsibil-ity of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemp-tion payments to Shareholder Organizations or Institutional Investors is im-posed by Excelsior Fund, although Shareholder Organizations may charge a Cus-tomer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Or-ganizations. An investor redeeming Shares through a registered investment ad-viser or certified financial planner may incur transaction charges in connec-tion with such redemptions. Such investors should contact their registered in-vestment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

REDEMPTION BY MAIL

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the re-demption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligi-ble guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signa-ture Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. All eligi-ble guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the address given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guardi-ans. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after receipt by CGFSC of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

REDEMPTION BY WIRE OR TELEPHONE

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct In-vestor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the share-holder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct In-vestor's account. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written in-structions subsequently received by CGFSC.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Excelsior Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaranteed (see "Redemp-tion by Mail" above, for details regarding signature guarantees). Further docu-mentation may be requested.

 CGFSC and the Distributor reserve the right to re- fuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Excel-sior Fund, CGFSC or the Distributor. EXCELSIOR FUND, CGFSC, AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPT-ING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE IN-STRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Fund and CGFSC reserve the right not to honor the re-demption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate access to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's pur-chase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

OTHER REDEMPTION INFORMATION

 Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund re-mains below $500. If a Customer has agreed with a particular Shareholder Or-ganization to maintain a minimum balance in his or her account at the institu-tion with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organiza-tion to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

GENERAL

 Purchase and redemption orders for Shares which are received in good order prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received in good order after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Excelsior Fund, ex-change Shares in a Fund having a value of at least $500 for shares of any other portfolio offered by Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund"), or for Trust Shares of Excelsior Institutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

 Excelsior Fund currently offers 15 additional portfolios as follows:

  Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in high-quality money market investments maturing within 13 months;

  Government Money Fund, a money market fund seeking as high a level of cur-rent income as is consistent with liquidity and stability of principal through investments in obligations issued or guaranteed by the U.S. Govern-ment, its agencies or instrumentalities and repurchase agreements collateral-ized by such obligations;

  Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instru-mentalities of the U.S. Government;

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income primarily through investments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Blended Equity Fund, a fund seeking long-term capital appreciation through investments in a diversified portfolio of primarily equity securities;

  Income and Growth Fund, a fund seeking to provide moderate current income and to achieve capital appreciation as a secondary objective by investing in common stock, preferred stock and securities convertible into common stock;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefitting from the availability, development and delivery of secure hydrocarbon and other energy sources (if revised in-vestment policies are approved at a Special Meeting of Shareholders called for August 18, 1997, this fund will be renamed the "Energy and Natural Re-sources Fund" and will seek long-term capital appreciation by investing pri-marily in companies that are in the energy and other natural resources groups of industries and, to a more limited extent, in gold and other precious metal bullion and coins);

  Value and Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeploy-ment of assets and operations in order to become more competitive or profit-able;

  Small Cap Fund, a fund seeking long-term capital appreciation by investing primarily in companies with capitalization of $1 billion or less;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Latin America Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in Central and South America;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean; and

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Europe.

 Excelsior Tax-Exempt Fund currently offers 6 portfolios as follows:

  Tax-Exempt Money Fund, a diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal income taxes through investing primarily in high-quality municipal obligations maturing within 13 months;

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Long-Term Tax-Exempt Fund, a diversified fund seeking to maximize current interest income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average maturity of 10 to 30 years;

  New York Intermediate-Term Tax-Exempt Fund, a non- diversified fund designed to provide New York investors with a high level of current interest income exempt from Federal and, to the extent possible, New York state and New York City income taxes; this fund invests primarily in New York municipal obliga-tions and has a dollar-weighted average portfolio maturity of 3 to 10 years; and

  California Tax-Exempt Income Fund, a non-diversified fund designed to pro-vide California investors with as high a level of current interest income ex-empt from Federal and, to the extent possible, California state personal in-come taxes as is consistent with relative stability of principal; this fund invests primarily in California municipal obligations and has a dollar-weighted average portfolio maturity of 3 to 10 years.

 Excelsior Institutional Trust currently offers Trust Shares in the following investment portfolios:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market; and

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace.

 An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares be-ing redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the ex-change request in good order.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the exchange privilege with the other portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust should request and review the prospec-tuses of such funds. Such prospectuses may be obtained by calling the numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. Excelsior Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request.

 For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Be-fore making an exchange, an investor should consult a tax or other financial adviser to determine tax consequences.

 Exchanges by Telephone. For shareholders who have previously selected the telephone exchange option, an exchange order may be placed by calling (800) 446-1012 (from overseas, please call (617) 557-8280). By establishing the tel-ephone exchange option, a shareholder authorizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. EXCELSIOR FUND, EXCEL-SIOR TAX-EXEMPT FUND, EXCELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TEL-EPHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSID-ERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFOR-MATION AS TO ACCOUNT REGISTRATION.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must com-plete the Supplemental Application contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establishing a Sys-tematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from over-seas, call (617) 557-8280.)

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their Shareholder Organizations.

RETIREMENT PLANS

 Shares are available for purchase by Investors in connection with the follow-ing tax-deferred prototype retirement plans offered by United States Trust Company of New York:

  IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

  Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

  Keogh Plans for self-employed individuals.

 Investors investing in the Funds pursuant to Profit Sharing and Money-Pur-chase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other mat-ters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the In-vestor. The minimum initial investment for an Automatic Investment Program ac-count is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an In-vestor's checking, bank money market or NOW account designated by the Invest-or. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per Share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower Share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, how-ever, that Shares bought using Dollar Cost Averaging are purchased without re-gard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

 To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Busi-ness Days following receipt. Excelsior Fund may modify or terminate this priv-ilege at any time or charge a service fee, although no such fee currently is contemplated.

An Investor may also implement the Dollar Cost Averaging method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

 Dividends from the net investment income of the Funds are declared and paid quarterly. For dividend purposes, a Fund's investment income is reduced by ac-crued expenses directly attributable to that Fund and the general expenses of Excelsior Fund prorated to that Fund on the basis of its relative net assets. Net realized capital gains are distributed at least annually. Dividends and distributions will reduce the net asset value of each of the Funds by the amount of the dividend or distribution. All dividends and distributions paid on Shares held of record by the Investment Adviser and its affiliates or cor-respondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organizations will receive dividends and dis-tributions in additional Shares of the Fund on which the dividend or distribu-tion is paid (as determined on the payable date), unless they have requested in writing (received by CGFSC at Excelsior Fund's address prior to the payment date) to receive dividends and distributions in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 Each of the Funds qualified for its last taxable year as a "regulated invest-ment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

 Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income for each taxable year. In general, a Fund's investment company taxable income will be its in-come (including dividends and interest), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to Fund shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to IRAs and qualified pension plans are deferred under the Code.) The dividends received deduction for corporations will apply to such ordinary income distributions to the extent of the total qualifying dividends received by a Fund from domestic corporations for the taxable year.

 Distribution by a Fund of the excess of its net long- term capital gain over its net short-term capital loss is taxable to shareholders as long-term capi-tal gain, regardless of how long the shareholders have held their Shares and whether such gains are received in cash or reinvested in additional Shares. Such distributions are not eligible for the dividends received deduction.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 An investor considering buying Shares of a Fund on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

 A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a share-holder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or ex-change of those Shares will be treated as a long-term capital loss to the ex-tent of the capital gain dividend. Generally, a shareholder may include sales charges incurred upon the purchase of Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or ex-change of such Shares. However, if the shareholder effected an exchange of such Shares for Shares of another Fund within 90 days of the purchase and was able to reduce the sales charges previously applicable to the new Shares (by virtue of the exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss, but may be included (subject to the same limitation) in the tax basis of the new Shares.

 Qualification as a regulated investment company under the Code also requires that each Fund satisfy certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or for-eign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of invest-ing in stock or securities, or options and futures with respect to stock or securities. Any in-come derived by a Fund from a partnership or trust is treated for this purpose as derived with respect to the Fund's business of in-vesting in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

 The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised annually as to the Federal income tax con-sequences of distributions made each year.

STATE AND LOCAL

 Purchasers are advised to consult their tax advisers concerning the applica-tion of state and local taxes, which may have different consequences from those of the Federal income tax law described above.

                            MANAGEMENT OF THE FUNDS

 The business and affairs of the Funds are managed under the direction of Ex-celsior Fund's Board of Directors. The Statement of Additional Information contains the names of and general background information concerning Excelsior Fund's directors.

INVESTMENT ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Funds. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state bank and trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corpo-ration, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, fi-nancial planning, corporate trust and agency banking, and personal and corpo-rate banking. On December 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S. Trust Connecticut had approximately $53 billion in aggregate assets under management. U.S. Trust New York has its principal offices at 114
W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its prin-cipal offices at 225 High Ridge Road, East Building, Stamford, Connecticut 06905.

 The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains records relating to such purchases and sales.

 The Productivity Enhancers Fund's portfolio co-manager, John J. Knox, III, a Vice President of the Personal Investment Division of U.S. Trust, has been with U.S. Trust since June 1995 and has been the Fund's co-manager since Janu-ary 1997. Prior to his association with U.S. Trust, Mr. Knox was an investment manager with Smith Barney and its predecessor firms from 1985 to 1995.

 The Productivity Enhancers Fund's portfolio co-manager, Ronald A. Fisher, a Vice President and Senior Analyst of the Personal Investment Division of U.S. Trust, has been with U.S. Trust since December 1994 and has been the Fund's co-manager since January 1997. Prior to his association with U.S. Trust, Mr. Fisher was an analyst at Nippon Credit Trust Company from 1991 to 1994.

 The Environmentally-Related Products and Services Fund's portfolio manager, Maria L. Brisbane, is the person primarily responsible for the day-to-day man-agement of the Fund's investment portfolio. Ms. Brisbane, a Vice President of the Personal Investment Division of U.S. Trust, has been with U.S. Trust since 1994 and has been the Fund's portfolio manager since December 1995. Prior to her association with U.S. Trust, Ms. Brisbane was an Institutional Portfolio Manager at Brown Brothers Harriman & Company.

 The Aging of America Fund's portfolio manager, Jonathan L. Stanley, is the person primarily responsible for the day-to-day management of the Fund's in-vestment portfolio. Mr. Stanley, a Managing Director and Senior Portfolio Man-ager of the Personal Investment Division of U.S. Trust, has been with U.S. Trust since 1993 and has been the Fund's portfolio manager since December 1995. Prior to his association with U.S. Trust, Mr. Stanley was Investment Manager with Deutsche Bank Capital Corporation.

 The Communication and Entertainment Fund's portfolio manager, Michael E. Hoo-ver, is the person primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Hoover, a Vice
President and Senior Analyst of the Personal Investment Division of U.S. Trust, has been associated with U.S. Trust since 1989 and has been the Fund's portfolio manager since January 1997.

 The Global Competitors Fund's portfolio manager, Wendy S. Popowich, is the person primarily responsible for the day-to-day management of the Fund's in-vestment portfolio. Ms. Popowich, a Managing Director and Senior Portfolio Manager of the Personal Investment Division of U.S. Trust, has been with U.S. Trust since 1983 and has been the Fund's portfolio manager since its incep-tion.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreements, the Investment Adviser is entitled to be paid a fee, com-puted daily and paid monthly, at the annual rate of .60% of the average daily net assets of each Fund.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Invest-ment Advisory Agreements currently in effect for the Funds. For the fiscal year ended March 31, 1997, U.S. Trust New York received an advisory fee at the effective annual rates of .50%, .26%, .55%, .55% and .55% of the average daily net assets of the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Compet-itors Funds, respectively. For the same period, U.S. Trust New York waived ad-visory fees at the effective annual rates of .10%, .34%, .05%, .05% and

 .05% of the average daily net assets of the Productivity Enhancers, Environ-mentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

 From time to time, the Investment Adviser may voluntarily waive all or a por-tion of the advisory fees payable to it by a Fund, which waiver may be termi-nated at any time. See "Management of the Funds--Shareholder Organizations" for additional information on fee waivers.

 In executing portfolio transactions for the Funds, the Investment Adviser may use affiliated brokers in accordance with the requirements of the 1940 Act. The Investment Adviser may also take into account the sale of Excelsior Fund's shares in allocating brokerage transactions.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Funds' administrators (the "Administrators") and provide them with general administrative and operational assistance. The Administrators also serve as administrators of the other portfolios of Excelsior Fund and of all the port-folios of Excelsior Tax-Exempt Fund and Excelsior Institutional Trust, which are also advised by the Investment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (except the international portfolios of Excelsior Fund and Excelsior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

              COMBINED AGGREGATE AVERAGE DAILY NET ASSETS
      OF EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND EXCELSIOR
           INSTITUTIONAL TRUST (EXCLUDING THE INTERNATIONAL             ANNUAL
    PORTFOLIOS OF EXCELSIOR FUND AND EXCELSIOR INSTITUTIONAL TRUST)      FEE
    ---------------------------------------------------------------     ------
first $200 million..................................................... .200%
next $200 million...................................................... .175%
over $400 million...................................................... .150%

 Administration fees payable to the Administrators by each portfolio of Excel-sior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust are al-located in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Funds--Share-holder Organizations" for additional information on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Funds. For the fiscal year ended March 31, 1997, CGFSC, Fed-erated Administrative Services and U.S. Trust New York received an aggregate administration fee at the effective annual rates of .153%, .179%, .154%, .153% and .154% of the average daily net assets of the Productivity Enhancers, Envi-ronmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

SHAREHOLDER ORGANIZATIONS

 As described above under "Purchase of Shares," Excelsior Fund has agreements with certain Shareholder Organizations--firms that provide services, which may include acting as record shareholder, to their Customers who beneficially own Shares. As a consideration for these services, a Fund will pay the Shareholder Organization an administrative service fee up to the annual rate of .40% of the average daily net asset value of its Shares held by the Shareholder Orga-nization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Funds--Share-holder Organizations," may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic statements. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Custom-er's investment. Until further notice, the Investment Adviser and Administra-tors have voluntarily agreed to waive fees payable by a Fund in an aggregate amount equal to administrative service fees payable by that Fund.


BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distribut-ing securities such as Shares of the Funds, but such banking laws and regula-tions do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent, or custodian to such an in-vestment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Orga-nizations may be subject to such banking laws and regulations. State securities laws may differ from the interpretations of Federal law discussed in this para-graph and banks and financial institutions may be required to register as deal-ers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would af-fect their net asset values per Share or result in financial loss to any share-holder.

                          DESCRIPTION OF CAPITAL STOCK

 Excelsior Funds, Inc. (formerly UST Master Funds, Inc.) was organized as a Maryland corporation on August 2, 1984. Currently, Excelsior Fund has autho-rized capital of 35 billion shares of Common Stock, $.001 par value per share, classified into 40 series of shares representing interests in 20 investment portfolios. This Prospectus describes the Productivity Enhancers, Environmen-tally-Related Products and Services, Aging of America, Communication and Enter-tainment and Global Competitors Funds.

 Each Share in a Fund represents an equal proportionate interest in the partic-ular Fund with other shares of the same class, and is entitled to such divi-dends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of Excelsior Fund's Board of Direc-tors. Excelsior Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares into one or more additional classes or series.

 Excelsior Fund's shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and will vote in the ag-gregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writ-ing to CGFSC and will not be issued for fractional Shares.

 A Special Meeting of the Funds' shareholders (the "Meeting") has been called for August 18, 1997 to vote on a Plan of Reorganization and the transactions contemplated thereby (the "Reorganization"), including the transfer of all of the assets and liabilities of the Funds to the Blended Equity Fund of Excelsior Fund in exchange for shares of the Blended Equity Fund, and a liquidating dis-tribution of such shares to the holders of Shares in the Funds. If approved by the Funds' shareholders at the Meeting, it is expected that the Reorganization will be consummated on or about

September 15, 1997. In the event that shareholders of each Fund do not approve the Reorganization, Excelsior Fund's Board of Directors will abandon the Reor-ganization.

 As of July 14, 1997, U.S. Trust and its affiliates held of record substan-tially all of Excelsior Fund's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

                          CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Communica-tions to the custodian should be directed to Chase, Mutual Funds Service Divi-sion, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

 U.S. Trust New York serves as the Funds' transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency arrange-ment with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and reg-istrar services to the Funds.

                            PERFORMANCE INFORMATION

 From time to time, in advertisements or in reports to shareholders, the per-formance of the Funds may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publi-cations that monitor the performance of mutual funds. For example, the perfor-mance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. The performance of the Funds may be also compared to the Standard & Poor's 500 Stock Index ("S&P 500"), an unmanaged index of common stocks of 500 companies, most of which are listed on the Exchange, the Consumer Price In-dex, or the Dow Jones Industrial Average, a recognized unmanaged index of com-mon stocks of 30 industrial companies listed on the Exchange.

 Performance data as reported in national financial publications, including but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of the Funds.

 From time to time, each Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure re-flects the average percentage change in the value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring pe-riod. Average total return figures will be given for the most recent one-year period, and may be given for other periods as well (such as from the commence-ment of a Fund's operations, or on a year-by-year basis). Each Fund may also use aggregate total return figures for various periods, representing the cumu-lative change in the value of an investment in the Fund for the specific peri-od. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares.

 Performance will fluctuate and any quotation of performance should not be con-sidered as representative of a Fund's future performance. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to accounts of Cus-tomers that have invested in Shares will not be included in calculations of performance.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent auditors.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Fund or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Fund or such Fund, or (b) 67% or more of the shares of Excelsior Fund or such Fund present at a meeting if more than 50% of the outstanding shares of Excelsior Fund or such Fund are represented at the meeting in person or by proxy.

 Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s) and mail to:   FOR OVERNIGHT DELIVERY: send to:

  Excelsior Funds                       Excelsior Funds
  c/o Chase Global Funds Services       c/o Chase Global Funds Services
    Company                               Company
  P.O. Box 2798                         73 Tremont Street
  Boston, MA 02208-2798                 Boston, MA 02108-3913

  Please enclose with the Application(s) your check made payable to the "Ex-celsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

     [LOGO]                CHASE GLOBAL FUNDS SERVICES COMPANY    NEW
   EXCELSIOR               CLIENT SERVICES                        ACCOUNT
   FUNDS INC.              P.O. Box 2798                          APPLICATION
                           Boston, MA 02208-2798
                           (800) 446-1012
  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION
  -----------------------------------------------------------------------------
    [_] Individual  [_] Joint Tenants  [_] Trust  [_] Gift/Transfer to Minor
    [_] Other________________

    Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.

    ------------------------------   -----------------------------
    Name(s) (please print)           Social Security # or Taxpayer
    ------------------------------   Identification #
    Name                             (   )
    ------------------------------   -----------------------------
    Address                          Telephone #

    ------------------------------   [_] U.S. Citizen  [_] Other (specify) _____
    City/State/Zip Code

  -----------------------------------------------------------------------------
    FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")
  -----------------------------------------------------------------------------

     FUND                               INITIAL INVESTMENT           FUND                                      INITIAL INVESTMENT
     [_] Productivity Enhancers Fund    $ ____________ 814           [_] Communication & Entertainment Fund    $ ____________  817
     [_] Environmental Fund             $ ____________ 815           [_] Global Competitors Fund               $ ____________  819
     [_] Aging of America Fund          $ ____________ 816           [_] Other                                 $ ____________
                                                                    Total Initial Investment:                  $ ____________

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the
    by wire, you must      amount of $ _____ payable to "Excelsior
    obtain a Bank Wire     Funds."
    Control Number. To     B. BY WIRE: A bank wire in the amount
    do so, please call     of $                  has been sent to the Fund
    (800) 446-1012 and     from
    ask for the Wire            ------------------  ---------------------
    Desk.                          Name of Bank      Wire Control Number

    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:

    All dividends are to be      [_] reinvested [_] paid in cash
    All capital gains are to be  [_] reinvested [_] paid in cash

  -----------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
  -----------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND        AUTHORITY TO TRANSMIT
    REDEMPTION                    REDEMPTION PROCEEDS TO PRE-
                                  DESIGNATED ACCOUNT.

    [_] I/We appoint CGFSC as     I/We hereby authorize CGFSC to
    my/our agent to act upon      act upon instructions received
    instructions received by      by telephone to withdraw $500
    telephone in order to effect  or more from my/our account in
    the telephone exchange and    the Excelsior Funds and to
    redemption privileges. I/We   wire the amount withdrawn to
    hereby ratify any             the following commercial bank
    instructions given pursuant   account. I/We understand that
    to this authorization and     CGFSC charges an $8.00 fee for
    agree that Excelsior Fund,    each wire redemption, which
    Excelsior Tax-Exempt Fund,    will be deducted from the
    Excelsior Institutional       proceeds of the redemption.
    Trust, CGFSC and their
    directors, trustees,          Title on Bank Account*_________
    officers and employees will
    not be liable for any loss,   Name of Bank __________________
    liability, cost or expense
    for acting upon instructions  Bank A.B.A. Number ____________
    believed to be genuine and    Account Number ________________
    in accordance with the
    procedures described in the   Bank Address __________________
    then current Prospectus. To
    the extent that Excelsior     City/State/Zip Code ___________
    Fund, Excelsior Tax-Exempt    (attach voided check here)
    Fund and Excelsior
    Institutional Trust fail to   A corporation, trust or
    use reasonable procedures as  partnership must also submit a
    a basis for their belief,     "Corporate Resolution" (or
    they or their service         "Certificate of Partnership")
    contractors may be liable     indicating the names and
    for instructions that prove   titles of officers authorized
    to be fraudulent or           to act on its behalf.
    unauthorized.                 * TITLE ON BANK AND FUND
                                  ACCOUNT MUST BE IDENTICAL.
    I/We further acknowledge
    that it is my/our
    responsibility to read the
    Prospectus of any Fund into
    which I/We exchange.

    [_] I/We do not wish to have
    the ability to exercise
    telephone redemption and
    exchange privileges. I/We
    further understand that all
    exchange and redemption
    requests must be in writing.

    SPECIAL PURCHASE AND
    REDEMPTION PLANS
    I/We have completed and attached the Supplemental Application for:
    [_] Automatic Investment Plan
    [_] Systematic Withdrawal Plan

-----------------------------------------------------------------
  AGREEMENT AND SIGNATURES
-----------------------------------------------------------------
  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ON THIS FORM IS/ARE THE CORRECT TAXPAYER IDENTIFICATION NUMBER(S) AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING, OR THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] IF NO TAXPAYER IDENTIFICATION NUMBER ("TIN") OR SSN HAS BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN, AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE THIS NUMBER TO CGFSC WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION, OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN OR TIN, I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE THIS NUMBER ON FORM W-9. YOU MAY REQUEST THE FORM BY CALLING CGFSC AT THE NUMBER LISTED ABOVE).

  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, U.S. Trust, its parent and affiliates and the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Funds involves investment risks, including possible loss of principal amount invested.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO
  ANY PROVISIONS OF THIS FORM OTHER THAN THE CERTIFICATIONS
  REQUIRED TO AVOID BACKUP WITHHOLDING.

  X ___________________________ Date __________________________
  Owner Signature

  X ___________________________ Date __________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above
  (including legal title if signing for a corporation, trust custodial account, etc.).

-----------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
-----------------------------------------------------------------

  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.

  ----------------------------- -------------------------------
  Investment Dealer's Name      Source of Business Code

  ----------------------------- -------------------------------
  Main Office Address           Branch Number

  ----------------------------- -------------------------------
  Representative's Number       Representative's Name

  ----------------------------- -------------------------------
  Branch Address                Telephone

  ----------------------------- -------------------------------
  Investment Dealer's           Title
  Authorized Signature

    [LOGO]        CHASE GLOBAL FUNDS SERVICES COMPANY     SUPPLEMENTAL
    EXCELSIOR     CLIENT SERVICES                         APPLICATION
    FUNDS INC.    P.O. Box 2798                           SPECIAL INVESTMENT AND
                  Boston, MA 02208-2798                   WITHDRAWAL OPTIONS
                  (800) 446-1012
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
  -----------------------------------------------------------------------------

    Fund Name __________________  Account Number _________________

    Owner Name _________________  Social Security or Taxpayer ID

    Street Address _____________  Number _________________________

    Resident                      City, State, Zip Code __________
    of  [_] U.S.  [_] Other ____  [_] Check here if this is a
                                  change of address

  -----------------------------------------------------------------------------
    DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
  -----------------------------------------------------------------------------

    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:

           All dividends are to be     [_] reinvested  [_] paid in cash
           All capital gains are to be [_] reinvested  [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                  Name of Your Bank ______________

    Name _______________________  Bank Account Number ____________

    Address ____________________  Address of Bank ________________

    City, State, Zip Code ________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:

    From: ______________________  Account No. ____________________
               (Fund)
    To: ________________________  Account No. ____________________
               (Fund)
  -----------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN  [_] YES [_] NO
  -----------------------------------------------------------------------------

    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable net asset value determined on that day.

    [_] Monthly on the 1st day[_] Monthly on the 15th day[_] Monthly on both the 1st and 15th days

    Amount of each debit (minimum $50 per Fund) $ ________________________

    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.

  -----------------------------------------------------------------------------
    EXCELSIOR FUNDS CLIENT SERVICES     AUTOMATIC INVESTMENT PLAN
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    BANK AUTHORIZATION
  -----------------------------------------------------------------------------

    -------------------- ------------------------ --------------------
    Bank Name            Bank Address             Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ----------------------------  --------------------------------
    Account Holder's Name         Joint Account Holder's Name


    X ________________  _________ X __________________ ___________
        Signature       Date           Signature       Date

--------------------------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN [_] YES [_] NO      NOT AVAILABLE FOR IRA'S
--------------------------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR MORE. I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day   [_] Quarterly on the 24th day of
                                January, April, July and October
  [_] Other_____________________

  (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum) $______________

  Please make check payable to: Recipient ________________________________ (To be completed only if redemption proceeds to be paid Street Address ___________________________ to other than account holder of
  record or mailed to address       City, State, Zip Code ____________________
  other than address of record)

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

-----------------------------------------------------------------
  AGREEMENT AND SIGNATURES
-----------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date ______________________

  X                                        X
  -------------------------------          -----------------------------
  Signature                                Signature

  -------------------------------          -----------------------------
  Signature Guarantee* (if applicable)     Signature Guarantee* (if applicable)

  X                                        X
  -------------------------------          -----------------------------
  Signature                                Signature

  -------------------------------          -----------------------------
  Signature Guarantee* (if applicable)     Signature Guarantee* (if applicable)

  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.

--------------------------------------------------------------------------------

                       ATTACH COPY OF VOIDED CHECK HERE

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PROSPECTUS SUMMARY.........................................................   2
EXPENSE SUMMARY............................................................   3
FINANCIAL HIGHLIGHTS.......................................................   4
U.S. TRUST'S INVESTMENT PHILOSOPHY AND STRATEGIES..........................   9
INVESTMENT OBJECTIVES AND
 POLICIES..................................................................   9
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION.....................  13
INVESTMENT LIMITATIONS.....................................................  16
PRICING OF SHARES..........................................................  17
HOW TO PURCHASE AND REDEEM SHARES..........................................  18
INVESTOR PROGRAMS..........................................................  22
DIVIDENDS AND DISTRIBUTIONS................................................  26
TAXES......................................................................  26
MANAGEMENT OF THE FUNDS....................................................  27
DESCRIPTION OF CAPITAL STOCK...............................................  30
CUSTODIAN AND TRANSFER AGENT...............................................  31
PERFORMANCE INFORMATION....................................................  31
MISCELLANEOUS..............................................................  32
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  33

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EXCELSIOR FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY EXCELSIOR FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    [LOGO]
                                  EXCELSIOR
                                  FUNDS INC.



                          PRODUCTIVITY ENHANCERS FUND

                           ENVIRONMENTALLY-RELATED
                          PRODUCTS AND SERVICES FUND

                             AGING OF AMERICA FUND

                              COMMUNICATION AND
                              ENTERTAINMENT FUND


                            GLOBAL COMPETITORS FUND



                                   Prospectus
                                 August 1, 1997

                                                              [LOGO]
                                                             EXCELSIOR
                                                             FUNDS INC.

Excelsior International Funds
-------------------------------------------------------------------------------
                            For initial purchase information, current prices,
73 Tremont Street           performance information and existing account in-
Boston, MA 02108-3913       formation, call (800) 446-1012. (From overseas,
                            call (617) 557-8280.)
-------------------------------------------------------------------------------

This Prospectus describes several separate portfolios offered to investors by Excelsior Funds, Inc. ("Excelsior Fund"), an open-end, management investment company. Each portfolio (individually, a "Fund" and collectively, the "Funds") has its own investment objective and policies as follows:

 INTERNATIONAL FUND seeks total return on its assets through capital apprecia-tion and income derived primarily from investments in a diversified portfolio of marketable foreign equity securities.

 LATIN AMERICA FUND seeks long-term capital appreciation through investments in companies and securities of governments based in all countries in Central and South America.

 PACIFIC/ASIA FUND seeks long-term capital appreciation through investments in companies and securities of governments based in all countries in Asia and on the Asian side of the Pacific Ocean.

 PAN EUROPEAN FUND seeks long-term capital appreciation through investments in companies and securities of governments based in Europe.

 Excelsior Fund is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1997 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to Excelsior Fund at its address shown above or by calling
(800) 446-1012. The Statement of Additional Information, as it may be supple-mented from time to time, is incorporated by reference in its entirety into this Prospectus. The Securities and Exchange Commission maintains a World Wide Web site (http://www.sec.gov) that contains the Statement of Additional Infor-mation and other information regarding Excelsior Fund.

SHARES OF THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                August 1, 1997

                              PROSPECTUS SUMMARY

  EXCELSIOR FUNDS, INC. is an investment company offering various diversified investment portfolios with differing objectives and policies. Founded in 1984, Excelsior Fund currently offers 20 Funds with combined assets of approximately $3 billion. See "Description of Capital Stock."

  INVESTMENT ADVISER: United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, "U.S. Trust" or the "Investment Advis-er") serve as the Funds' investment adviser. U.S. Trust offers a variety of specialized financial and fiduciary services to high-net worth individuals, institutions and corporations. Excelsior Fund offers investors access to U.S. Trust's services. See "Management of the Funds--Investment Adviser."

  INVESTMENT OBJECTIVES AND POLICIES: Generally, each Fund is a diversified investment portfolio which invests principally in the equity securities of foreign companies. The Funds also may invest in warrants, convertible securi-ties, bonds and other securities of foreign companies and governments. The Funds' investment objectives and policies are summarized on the cover and ex-plained in greater detail later in this Prospectus. See "Investment Objectives and Policies," "Portfolio Instruments and Other Information" and "Investment Limitations."

  HOW TO INVEST: The Funds' Shares are offered at their net asset value. Ex-celsior Fund does not impose a sales load on purchases of Shares. See "How to Purchase and Redeem Shares."

  The minimum to start an account is $500 per Fund, with a minimum of $50 per Fund for subsequent investments. The easiest way to invest is to complete the account application which accompanies this Prospectus and to send it with a check to the address noted on the application. Investors may also invest by wire and through investment dealers or institutional investors with appropri-ate sales agreements with Excelsior Fund. See "How to Purchase and Redeem Shares."

  HOW TO REDEEM: Redemptions may be requested directly from Excelsior Fund by mail, wire or telephone. Investors investing through another institution should request redemptions through their Shareholder Organization. See "How to Purchase and Redeem Shares."

  INVESTMENT RISKS AND CHARACTERISTICS: Generally, each Fund is subject to market risk and currency risk. Market risk is the possibility that stock prices will decline over short or even extended periods. Stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the values of each Fund. In addi-tion, since the Funds invest in foreign securities, the Funds are subject to the risks of fluctuations of the value of foreign currencies relative to the U.S. dollar and other risks associated with such investments. Finally, while the International Fund diversifies its investments in a variety of companies and countries, the Latin America, Pacific/Asia and Pan European Funds (collec-tively, the "Regional Funds") focus their investment activities in their des-ignated regions. As a result, each Regional Fund is susceptible to regional economic, market, political and other more localized risks. Although each Fund generally seeks to invest for the long term, each Fund may engage in short-term trading of portfolio securities. A high rate of portfolio turnover may involve correspondingly greater transaction costs which must be borne directly by a Fund and ultimately by its shareholders. Investments in the Funds should not be considered a complete investment program. See "Investment Objectives and Policies--Risk Factors" and "Portfolio Instruments and Other Investment Information."

                                EXPENSE SUMMARY


                           INTERNATIONAL LATIN AMERICA PACIFIC/ASIA PAN EUROPEAN
                               FUND          FUND          FUND         FUND
                           ------------- ------------- ------------ ------------

SHAREHOLDER TRANSACTION
 EXPENSES
Front-End Sales Load.....       None          None         None         None
Sales Load on Reinvested
 Dividends...............       None          None         None         None
Deferred Sales Load......       None          None         None         None
Redemption Fees..........       None          None         None         None
Exchange Fees............       None          None         None         None
ANNUAL FUND OPERATING EX-
 PENSES
 (AS A PERCENTAGE OF AV-
 ERAGE NET ASSETS)
Advisory Fees (after fee
 waivers)/1/.............       .92%          .92%         .93%         .93%
12b-1 Fees...............       None          None         None         None
Other Operating Expenses
 Administrative Servicing
  Fee/1/.................       .08%          .08%         .07%         .07%
 Other Expenses..........       .43%          .48%         .45%         .45%
                               -----         -----        -----        -----
Total Operating Expenses
 (after fee waivers)/1/..      1.43%         1.48%        1.45%        1.45%
                               =====         =====        =====        =====
-------
/1/The Investment Adviser and administrators may, from time to time, voluntarily waive a portion of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or administrators intend to voluntarily waive fees in an amount equal to the Administrative Servicing Fee. Without such fee waivers, "Advisory Fees" would be 1.00%, 1.00%, 1.00% and 1.00%, and "Total Operating Expenses" would be 1.51%, 1.56%, 1.52% and 1.52% for the International, Latin America, Pacific/Asia and Pan European Funds, respectively.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual returns and (2) redemption of your investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------

International Fund..............................  $15     $45     $78     $171
Latin America Fund..............................   15      47      81      177
Pacific/Asia Fund...............................   15      46      79      174
Pan European Fund...............................   15      46      79      174

  The foregoing expense summary and example are intended to assist investors in understanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth advisory and other expenses payable with respect to Shares of the Funds for the fiscal year ended March 31, 1997. For more complete descriptions of the Funds' operating expenses, see "Management of the Funds" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout each period and other performance information derived from the financial state-ments included in Excelsior Fund's Annual Report to Shareholders for the year ended March 31, 1997 (the "Financial Statements"). The information contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Fund's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also contained in the Annual Report to Shareholders, which may be obtained from Excelsior Fund without charge by call-ing the number on the front cover of this Prospectus.

                               INTERNATIONAL FUND

                                                     YEAR ENDED MARCH 31,
                          -----------------------------------------------------------------------------------
                           1997     1996    1995     1994    1993    1992     1991     1990    1989   1988/1/
                          -------  ------  -------  ------  ------  -------  -------  ------  ------  -------
Net Asset Value,
 Beginning of period....  $ 10.91  $ 9.82  $ 10.44  $ 8.66  $ 8.27  $  8.75  $  9.84  $ 8.61  $ 7.85  $  8.00
                          -------  ------  -------  ------  ------  -------  -------  ------  ------  -------
Income From Investment
 Operations
 Net Investment Income..     0.09    0.10     0.10    0.05    0.15     0.08     0.13    0.15    0.05     0.05
 Net Gains or (Losses)
  on Securities (both
  realized and
  unrealized)...........     0.63    1.15    (0.29)   1.88    0.25    (0.45)   (0.64)   1.47    0.77    (0.16)
                          -------  ------  -------  ------  ------  -------  -------  ------  ------  -------
 Total From Investment
  Operations............     0.72    1.25    (0.19)   1.93    0.40    (0.37)   (0.51)   1.62    0.82    (0.11)
                          -------  ------  -------  ------  ------  -------  -------  ------  ------  -------
Less Distributions
 Dividends From Net
  Investment Income.....    (0.10)  (0.08)    0.00   (0.02)  (0.01)   (0.11)   (0.11)  (0.16)  (0.06)   (0.03)
 Dividends in Excess of
  Net Investment Income.     0.00   (0.01)   (0.11)  (0.12)   0.00     0.00     0.00    0.00    0.00     0.00
 Distributions From Net
  Realized Gain on
  Investments...........    (0.19)  (0.07)   (0.32)  (0.01)   0.00     0.00    (0.47)  (0.23)   0.00    (0.01)
 Distributions in Excess
  of Net Realized Gain
  on Investments........     0.00    0.00     0.00    0.00    0.00     0.00     0.00    0.00    0.00     0.00
                          -------  ------  -------  ------  ------  -------  -------  ------  ------  -------
 Total Distributions....    (0.29)  (0.16)   (0.43)  (0.15)  (0.01)   (0.11)   (0.58)  (0.39)  (0.06)   (0.04)
                          -------  ------  -------  ------  ------  -------  -------  ------  ------  -------
Net Asset Value, End of
 Period.................  $ 11.34  $10.91  $  9.82  $10.44  $ 8.66  $  8.27  $  8.75  $ 9.84  $ 8.61  $  7.85
                          =======  ======  =======  ======  ======  =======  =======  ======  ======  =======
Total Return/2/.........    6.78%  12.77%  (1.93)%  22.34%   4.85%  (4.35)%  (5.20)%  18.91%  10.59%  (1.28)%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $126.82  $97.85  $ 64.05  $55.74  $30.37  $ 46.92  $ 31.87  $21.49  $13.01  $  8.56
 Ratio of Net Operating
  Expenses to Average
  Net Assets............    1.43%   1.40%    1.47%   1.53%   1.50%    1.52%    1.61%   1.34%   1.28%    1.09%/3/
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/4/.    1.51%   1.50%    1.53%   1.53%   1.50%    1.52%    1.61%   1.58%   1.93%    2.81%/3/
 Ratio of Net Investment
  Income to Average Net
  Assets................    0.70%   0.82%    0.71%   0.18%   1.27%    0.94%    1.57%   1.55%   0.75%    1.13%/3/
 Portfolio Turnover
  Rate..................   116.0%   39.0%    66.0%   64.0%   31.0%    32.0%    47.0%   50.0%   80.0%    55.0%/3/
 Average Commission Rate
  Paid/5/...............  $0.0123     N/A      N/A     N/A     N/A      N/A      N/A     N/A     N/A      N/A

-------
NOTES:
1. Inception date of the Fund was July 21, 1987.
2. Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
5. Only required for fiscal years beginning on or after September 1, 1995.

                               LATIN AMERICA FUND

                     (FORMERLY, THE EMERGING AMERICAS FUND)

                               YEAR ENDED MARCH 31,
                          ---------------------------------    PERIOD ENDED
                           1997     1996     1995     1994   MARCH 31, 1993/1/
                          -------  ------  --------  ------  ----------------- ---
Net Asset Value, Begin-
 ning of period.........  $  7.37  $ 5.86  $   9.30  $ 7.12       $  7.00
                          -------  ------  --------  ------       -------
Income From Investment
 Operations
  Net Investment Income.     0.05    0.10      0.01    0.05         (0.00)/5/
  Net Gains or (Losses)
   on Securities (both
   realized and
   unrealized)..........     2.09    1.49     (2.56)   2.24          0.12
                          -------  ------  --------  ------       -------
  Total From Investment
   Operations...........     2.14    1.59     (2.55)   2.29          0.12
                          -------  ------  --------  ------       -------
Less Distributions
  Dividends From Net In-
   vestment
   Income...............    (0.05)  (0.04)     0.00   (0.03)         0.00
  Dividends in Excess of
   Net Investment In-
   come.................     0.00   (0.04)    (0.17)  (0.02)         0.00
  Distributions From Net
   Realized Gain on In-
   vestments............     0.00    0.00      0.00   (0.06)         0.00
  Distributions in
   Excess of Net
   Realized Gain on
   Investments..........     0.00    0.00     (0.72)   0.00          0.00
                          -------  ------  --------  ------       -------
  Total Distributions...    (0.05)  (0.08)    (0.89)  (0.11)         0.00
                          -------  ------  --------  ------       -------
Net Asset Value, End of
 Period.................  $  9.46  $ 7.37  $   5.86  $ 9.30       $  7.12
                          =======  ======  ========  ======       =======
Total Return/2/.........    29.09% 27.29%  (30.47)%  32.25%         1.71%
Ratios/Supplemental Data
  Net Assets, End of Pe-
   riod (in millions)...  $ 70.90  $43.16  $  27.34  $39.28       $  3.83
  Ratio of Net Operating
   Expenses to Average
   Net Assets...........     1.48%  1.48%     1.50%   1.49%         1.67%/3/
  Ratio of Gross
   Operating Expenses to
   Average Net
   Assets/4/............     1.56%  1.57%     1.57%   1.71%         2.56%/3/
  Ratio of Net Invest-
   ment Income/(Loss) to
   Average Net Assets...     0.50%  1.12%     0.06%   0.29%       (0.04)%/3/
  Portfolio Turnover
   Rate.................     73.0%  54.0%     69.0%   51.0%         76.0%/3/
  Average Commission
   Rate Paid/6/.........  $0.0005     N/A       N/A     N/A           N/A

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.
2. Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
5. Amount represents less than $0.01 per Share.
6. Only required for fiscal years beginning on or after September 1, 1995.

                               PACIFIC/ASIA FUND

                                 YEAR ENDED MARCH 31,
                             --------------------------------    PERIOD ENDED
                              1997     1996    1995     1994   MARCH 31, 1993/1/
                             -------  ------  -------  ------  -----------------
Net Asset Value, Beginning
 of period.................  $  9.78  $ 8.45  $ 10.04  $ 7.54        $7.00
                             -------  ------  -------  ------        -----
Income From Investment
 Operations
  Net Investment Income....     0.07    0.12     0.08    0.08        (0.00)/5/
  Net Gains or (Losses) on
   Securities (both
   realized and
   unrealized).............    (0.53)   1.33    (0.58)   2.81         0.54
                             -------  ------  -------  ------        -----
  Total From Investment Op-
   erations................    (0.46)   1.45    (0.50)   2.89         0.54
                             -------  ------  -------  ------        -----
Less Distributions
  Dividends From Net In-
   vestment Income.........    (0.07)  (0.09)   (0.03)  (0.05)        0.00
  Dividends in Excess of
   Net Investment Income...     0.00   (0.01)   (0.23)  (0.06)        0.00
  Distributions From Net
   Realized Gain on Invest-
   ments...................    (0.16)  (0.02)   (0.83)  (0.28)        0.00
  Distributions in Excess
   of Net Realized Gain on
   Investments.............     0.00    0.00     0.00    0.00         0.00
                             -------  ------  -------  ------        -----
  Total Distributions......    (0.23)  (0.12)   (1.09)  (0.39)        0.00
                             -------  ------  -------  ------        -----
Net Asset Value, End of Pe-
 riod......................  $  9.09  $ 9.78  $  8.45  $10.04        $7.54
                             =======  ======  =======  ======        =====
Total Return/2/............   (4.80%) 17.22%  (5.89)%  38.11%        7.71%
Ratios/Supplemental Data
  Net Assets, End of Period
   (in millions)...........  $ 89.95  $76.19  $ 47.62  $53.03        $9.67
  Ratio of Net Operating
   Expenses to Average Net
   Assets..................    1.45%   1.43%    1.47%   1.53%        1.67%/3/
  Ratio of Gross Operating
   Expenses to Average Net
   Assets/4/...............    1.52%   1.51%    1.52%   1.77%        2.00%/3/
  Ratio of Net Investment
   Income to Average Net
   Assets..................    0.69%   1.12%    0.85%   0.54%        0.27%/3/
  Portfolio Turnover Rate..   126.0%   29.0%    69.0%   68.0%         1.0%/3/
  Average Commission Rate
   Paid/6/.................  $0.0094     N/A      N/A     N/A          N/A

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.
2. Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
5. Amount represents less than $0.01 per Share.
6. Only required for fiscal years beginning on or after September 1, 1995.

                               PAN EUROPEAN FUND

                                  YEAR ENDED MARCH 31,
                              -------------------------------    PERIOD ENDED
                               1997     1996    1995    1994   MARCH 31, 1993/1/
                              -------  ------  ------  ------  -----------------
Net Asset Value, Beginning
 of period..................  $  9.19  $ 8.19  $ 8.03  $ 7.34       $  7.00
                              -------  ------  ------  ------       -------
Income From Investment Oper-
 ations
  Net Investment Income.....     0.11    0.11    0.09    0.03         (0.00)/5/
  Net Gains or (Losses) on
   Securities (both
   realized and unrealized).     2.01    1.35    0.25    0.70          0.34
                              -------  ------  ------  ------       -------
  Total From Investment Op-
   erations.................     2.12    1.46    0.34    0.73          0.34
                              -------  ------  ------  ------       -------
Less Distributions
  Dividends From Net Invest-
   ment Income..............    (0.10)  (0.10)  (0.09)   0.00          0.00
  Dividends in Excess of Net
   Investment
   Income...................     0.00    0.00    0.00   (0.04)         0.00
  Distributions From Net Re-
   alized Gain on
   Investments..............    (0.27)  (0.36)  (0.09)   0.00          0.00
  Distributions in Excess of
   Net Realized Gain on In-
   vestments................     0.00    0.00    0.00    0.00          0.00
                              -------  ------  ------  ------       -------
  Total Distributions.......    (0.37)  (0.46)  (0.18)  (0.04)         0.00
                              -------  ------  ------  ------       -------
Net Asset Value, End of Pe-
 riod.......................  $ 10.94  $ 9.19  $ 8.19  $ 8.03       $  7.34
                              =======  ======  ======  ======       =======
Total Return/2/.............    23.76% 18.25%   4.33%  10.05%         4.86%
Ratios/Supplemental Data
  Net Assets, End of Period
   (in millions)............  $121.99  $47.92  $39.98  $36.68       $  3.80
  Ratio of Net Operating Ex-
   penses to Average
   Net Assets...............     1.45%  1.46%   1.51%   1.61%         1.67%/3/
  Ratio of Gross Operating
   Expenses to Average
   Net Assets/4/............     1.52%  1.55%   1.57%   1.72%         3.13%/3/
  Ratio of Net Investment
   Income/(Loss) to
   Average Net Assets.......     1.23%  1.28%   1.11%   0.06%       (0.33%)/3/
  Portfolio Turnover Rate...     82.0%  42.0%   47.0%   30.0%          9.0%/3/
  Average Commission Rate
   Paid/6/..................  $0.0012     N/A     N/A     N/A           N/A

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.
2. Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
5. Amount represents less than $0.01 per Share.
6. Only required for fiscal years beginning on or after September 1, 1995.

                       INVESTMENT OBJECTIVES AND POLICIES

 The Investment Adviser will use its best efforts to achieve the investment ob-jectives of each Fund, although their achievement cannot be assured. The in-vestment objective of each Fund is "fundamental," meaning that it may not be changed without a vote of the holders of a majority of the particular Fund's outstanding Shares (as defined under "Miscellaneous"). Except as noted below in "Investment Limitations," the investment policies of each Fund may be changed without a vote of the holders of a majority of the outstanding Shares of such Fund.

INTERNATIONAL FUND

 The International Fund's investment objective is to seek total return on its assets through capital appreciation and income derived primarily from invest-ments in a diversified portfolio of marketable foreign equity securities.

 In seeking to achieve this investment objective, the International Fund will invest primarily in equity securities of foreign issuers who will, in the opin-ion of the Investment Adviser, benefit from global economic trends, promising technologies or products and specific country opportunities resulting from changing geo-political, economic or currency relationships. In making invest-ment decisions, the Investment Adviser will seek to identify values not recog-nized in the market price of a security. The primary emphasis will be on the achievement of a higher total return focusing, as circumstances warrant, solely on either growth of capital or generation of current income or any combination thereof.

 The International Fund does not intend to have, at any time, a specified per-centage of its assets invested either for growth or for income, and all or any portion of its assets may be allocated among these two compo-nents based on the Investment Adviser's analysis of the prevailing market conditions. Although the Fund will seek to realize its investment objective primarily through invest-ments in foreign equity securities, it may, from time to time, assume a defen-sive position by allocating all or any portion of its assets to foreign debt obligations. In determining investment strategy and allocating investments, the Investment Adviser will continuously analyze a broad range of international eq-uity and fixed-income securities in order to assess the level of return, and degree of risk, that can be expected from each type of investment and from each market.

 The International Fund's investments will generally be diversified among geo-graphic regions and countries. While there are no prescribed limits on geo-graphic distribution, the Fund will normally include in its portfolio securi-ties of issuers collectively having their principal business in no fewer than three foreign countries. The Fund's assets may be invested in securities of is-suers located in the Pacific Basin (e.g. Japan, Hong Kong, Singapore, Malay-sia), Europe, Australia, Latin America and Canada. The Fund may also, from time to time, invest in other regions, seeking to capitalize on investment opportu-nities emerging in other parts of the world.

REGIONAL FUNDS:

 The investment objective of each Regional Fund is long-term capital apprecia-tion. In seeking to achieve this investment objective, each Regional Fund will invest primarily in equity securities of foreign issuers who will, in the opin-ion of the Investment Adviser, benefit from global and regional economic trends, promising technologies or products and specific country and regional opportunities resulting from changing geo-political, economic or currency rela-tionships. In making investment decisions, the Investment Adviser will seek to identify values not recognized in the market price of a security.

 Although each Regional Fund will seek to realize its investment objective pri-marily through investments in foreign equity and government securities, it may, from time to time, assume a defensive position by allocating all or any portion of its assets to U.S. Government or foreign debt obligations. The Regional Funds will limit their investments in foreign debt obligations to those rated within the top three ratings by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or, if unrated, deter-mined by the Investment Adviser to be of comparable quality. No Regional Fund currently expects to invest more than 25% of its total assets in the securities issued by any single foreign government. Any such investment would subject the particular Regional Fund to the risks presented by investing in securities of such foreign government to a greater extent than it would if that Fund's assets were not so concentrated. In determining investment strategy and allocating in-vestments, the Investment Adviser will continuously analyze a broad range of international equity and fixed-income securities in order to assess the level of return, and degree of risk, that can be expected from each type of invest-ment and from each market.

 Under normal circumstances, each Regional Fund will invest at least 65% of its total assets in securities of issuers based in its targeted region. A company is "based in" a region if it derives more than half of its assets, revenues or profits from such region. The Regional Funds and their targeted regions are as follows:

 LATIN AMERICA FUND. The Latin America Fund invests primarily in securities of companies and governments based in all countries in Central and South America. These countries may include Mexico, Ecuador, Costa Rica, Venezuela, Colombia, Peru, Brazil, Argentina and Chile. Under normal conditions, the Fund will in-vest at least 65% of its total assets in securities of issuers based in Central and South America. The Fund may also invest in Brady Bonds, which are securi-ties issued in various currencies (primarily the dollar) that have been created through the exchange of existing commercial bank loans to Latin American public and private entities for new bonds in connection with debt restructurings under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only re-cently and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (pri-marily the U.S. dollar) and are actively traded in the over-the-counter second-ary market for Latin American debt instruments. Brady Bonds are neither issued nor guaranteed by the U.S. Government. Additional information on Brady Bonds is included in the Statement of Additional Information.

 PACIFIC/ASIA FUND. The Pacific/Asia Fund invests primarily in securities of companies and governments based in Asia and on the Asian side of the Pacific Ocean. Currently, the Investment Adviser believes that such countries may in-clude Australia, New Zealand, Hong Kong, India, Japan, Indonesia, the Philip-pines, Malaysia, Singapore, Taiwan, China, Thailand, South Korea, Sri Lanka and Pakistan. Under normal conditions, the Fund will limit its investments in the securities of Japanese issuers to less than 20% of its total assets.

 PAN EUROPEAN FUND. The Pan European Fund invests primarily in securities of companies and governments based in Europe. Currently, the Investment Adviser believes that such countries may include Ireland, the United Kingdom, the Neth-erlands, Norway, Sweden, Finland, Belgium, Luxembourg, France, Portugal, Spain, Denmark, Germany, Poland, Czech Republic, Slovakia, Hungary, Switzerland, Aus-tria, Greece, Turkey and Italy. As other formerly communist and Eastern Euro-pean countries become economically viable, investments may be made there as well.

INVESTMENT POLICIES COMMON TO ALL FUNDS

 Under normal market and economic conditions, at least 75% of each Fund's as-sets will be invested in foreign securities. Foreign securities include common stock, preferred stock, securities convertible into common stock, warrants, bonds, notes and other debt obligations issued by foreign entities, as well as shares of U.S. registered investment companies that invest primarily in foreign securities. Foreign debt securities purchased by a Fund may include obligations issued in the Eurocurrency markets and obligations of foreign governments and their po-litical subdivisions. In addition, each Fund may invest in U.S. Government ob-ligations, including the when-issued securities of such issuers, and obliga-tions issued by U.S. companies which are either denominated in foreign cur-rency and sold abroad or, if denominated in U.S. dollars, payment on which is determined by reference to some other foreign currency.

 Under unusual economic and market conditions, each Fund may restrict the se-curities markets in which its assets are invested and may invest all or a ma-jor portion of its assets in U.S. Government obligations or in U.S. dollar-de-nominated securities of U.S. companies. Up to 25% of each Fund's assets may also be held on a continuous basis in cash or invested in U.S. money market instruments (see below under "Money Market Instruments") to meet redemption requests or to take advantage of emerging investment opportunities. To the ex-tent described below under "Portfolio Instruments and Other Investment Infor-mation," each Fund may purchase shares of other investment companies and may engage in repurchase agreements, securities lending, forward currency con-tracts and futures contracts, options on futures and covered call options.

 Convertible and non-convertible debt securities purchased by each Fund will be rated "investment grade," or, if unrated, deemed by the Investment Adviser to be comparable to securities rated "investment grade," by Moody's or S&P. Debt obligations rated in the lowest of the top four "investment grade" rat-ings ("Baa" by Moody's and "BBB" by S&P) are considered to have some specula-tive characteristics and may be more sensitive to adverse economic change than higher rated securities. Each Fund will sell in an orderly fashion as soon as possible any convertible and non-convertible debt securities it holds if they are downgraded below "Baa" by Moody's or below "BBB" by S&P. Foreign securi-ties are generally unrated. In purchasing foreign equity securities, the Investment Adviser will look generally to established foreign companies. Each Fund may purchase securities both on recognized stock exchanges and in over-the-counter markets. Most of the Funds' portfolio transactions will be ef-fected in the primary trading market for the given security. Each Fund also may invest up to 5% of its total assets in gold bullion. Investments in gold will not produce dividends or interest income, and the Funds can look only to price appreciation for a return on such investments.

RISK FACTORS

 Generally. Each Fund is subject to market risk, interest rate risk and the risks of investing in foreign securities. Market risk is the possibility that stock prices will decline over short or even extended periods. The stock mar-kets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the values of each Fund. In addition, to the extent that the Funds invest in fixed-income securi-ties, their holdings of debt securities are sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes.

 Investments in securities of foreign issuers involve certain risks not ordi-narily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each Fund will invest heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent a Fund does not adequately hedge against such fluctuations, affect the value of secu-rities in the portfolio and the unrealized appreciation or depreciation of in-vestments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, con-fiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

 There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. Transaction costs on foreign securities markets are generally higher than in the United States. There is generally less government supervision and regula-tion of foreign exchanges, brokers and issuers than there is in the U.S. The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. corporations. The Funds might have greater dif-ficulty taking appropriate legal action in a foreign court than in a U.S. court.

 Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. Each Fund also may be subject to taxes on trading profits in some countries. In addition, some countries have a transfer or stamp duties tax on certain securities transactions. The imposi-tion of these taxes will increase the cost to a Fund of investing in any coun-try imposing such taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under the Federal income tax provisions--see "Taxes--Federal"--they may reduce the net return to the Fund's shareholders. Investors should also understand that the expense ratio of the Funds can be expected to be higher than those of funds investing in domestic securities. The costs attributable to investing abroad are usually higher for several rea-sons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

 Latin America Fund. The Latin American economies have experienced consider-able difficulties in the past decade. Although there have been significant im-provements in recent years, the Latin American economies continue to experi-ence significant problems, including high inflation rates and high interest rates. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. The emergence of the Latin American econ-omies and securities markets will require continued economic and fiscal disci-pline which has been lacking at times in the past, as well as stable political and social conditions. There is no assurance that economic initiatives will be successful. Recovery may also be influenced by international economic condi-tions, particularly those in the United States, and by world prices for oil and other commodities.

 Pan European Fund. Political and economic developments in Europe, especially as they relate to changes in the structure of the European Economic Community and the anticipated development of a unified common market, may have profound effects upon the value of a large segment of the Fund's investment portfolio. For example, continued progress in the evolution of a unified European common market may be slowed by unanticipated political or social events and may, therefore, adversely affect the value of certain of the securities held by the Fund. There has been considerable currency volatility within the European mon-etary system and it is unclear whether a unified currency will emerge.

 Pacific/Asia Fund. The extent of economic development, political stability and market depth of different countries in the Pacific/Asia region varies widely. Certain countries in the region are either comparatively underdevel-oped or are in the process of becoming developed, and investments in the secu-rities of issuers in such countries typically involve greater potential for gain or loss than investments in securities of issuers in more developed coun-tries. Certain countries in the region also depend to a large degree upon ex-ports of primary commodities and, therefore, are vulnerable to changes in com-modity prices which, in turn, may be affected by a variety of factors. The Fund may be particularly sensitive to changes in the economies of certain countries in the Pacific/Asia region re-sulting from any reversal of economic liberalization, political unrest or the imposition of sanctions by the United States or other countries.

 Latin America, Eastern Europe and the Pacific/Asia Region. Certain of the risks associated with international investments are heightened with respect to investments in developing countries and fledgling democracies in Latin Ameri-ca, Eastern Europe and the Pacific/Asia region. The risks of expropriation, nationalization and social, political and economic instability are greater in those countries than in more developed capital markets. In addition, the de-veloping countries and emerging democracies in those regions may have econo-mies based on only a few industries and small securities markets with a low volume of trading. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in more developed markets. Certain countries may also impose substantial re-strictions on investments in their capital markets by foreign entities, in-cluding restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment oppor-tunities available to the Funds and result in a lack of liquidity and a high price volatility with respect to securities of issuers from the developing countries and emerging democracies in those regions.

 Countries in Latin America, Eastern Europe and the Pacific/Asia region may also impose restrictions on the Funds' ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of in-vestment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Funds.

 Some of the currencies of developing countries and emerging democracies in Latin America, Eastern Europe and the Pacific/Asia region have experienced de-valuations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries in these regions face serious exchange constraints. In addition, the currencies of certain countries in these regions may not be internationally traded.

 Lastly, governments of many developing countries and emerging democracies in Latin America, Eastern Europe and the Pacific/Asia region exercise substantial influence over many aspects of the private sector. In some countries, the gov-ernment owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries and emerging democracies in these regions, which could affect private sector companies, a Fund and the value of a Fund's portfolio securities. Furthermore, certain countries in Latin Ameri-ca, Eastern Europe and the Pacific/Asia region are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations is-sued or guaranteed by those governments or their agencies and instrumentali-ties involves a high degree of risk.

                                     * * *

 Because of the risks associated with common stock investments, the Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term stock market movements. Because of the Funds' investment policies and the considerations discussed above, investments in Shares of the Funds may not be appropriate for all in-vestors and should not be considered a complete investment program.

            PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION

MONEY MARKET INSTRUMENTS

 "Money market instruments" which may be purchased by each Fund in accordance with its policies set forth above include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

 Bank obligations include bankers' acceptances, negotiable certificates of de-posit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in time deposits are limited to no more than 5% of the value of a Fund's total assets at time of purchase.

 Investments by a Fund in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" by Moody's. In addition, each Fund may acquire unrated commercial paper and corporate bonds that are determined by the Investment Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by each Fund.

 Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by a Fund, each Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods when a Fund is not entitled to exercise its demand rights, and a Fund could, for this or other reasons, suffer a loss with respect to such instrument. Any security which cannot be disposed of within seven days without taking a reduced price will be considered an illiquid security subject to the 10% limitation dis-cussed below under "Illiquid Securities."

ADRS, EDRS AND GDRS

 Each Fund may invest indirectly in the securities of foreign issuers through sponsored and unsponsored American Depository Receipts ("ADRs"), European De-pository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other sim-ilar instruments. ADRs typically are issued by an American bank or trust com-pany and evidence ownership of underlying securities issued by a foreign cor-poration. EDRs, which are sometimes referred to as Continental Depository Re-ceipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR, and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

 Investments in ADRs, EDRs and GDRs present additional investment con-siderations as described above under "Investment Objectives and Policies--Risk Factors."

REPURCHASE AGREEMENTS

 In order to effectively manage its cash holdings, each Fund may enter into repurchase agreements. The Funds will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Invest-ment Adviser, pursuant to guidelines established by Excelsior Fund's Board of Directors. The Funds will not enter into repurchase agreements with the In-vestment Adviser or any of its affiliates. Repurchase agreements with remain-ing maturities in excess of seven days will be considered illiquid securities and will be subject to the 10% limitation discussed below under "'Illiquid Se-curities."

 The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repur-chase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the disposition of the underlying securi-ties or loss to the extent that proceeds from a sale of the underlying securi-ties were less than the repurchase price under the agreement.

SECURITIES LENDING

 To increase return on its portfolio securities, each Fund may lend its port-folio securities to broker/ dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumental-ities, or an irrevocable letter of credit issued by a bank, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recover-ing the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Investment Adviser to be of good standing when, in the Investment Adviser's judgment, the income to be earned from the loan jus-tifies the attendant risks.

FORWARD CURRENCY TRANSACTIONS

 Each Fund will conduct its currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency con-tract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are simi-lar to foreign currency futures contracts described below; however, unlike futures contracts, which are traded on recognized commodities exchanges, for-ward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their cus-tomers. Also, forward currency contracts usually involve delivery of the cur-rency involved instead of cash payment as in the case of futures contracts.

 A Fund's participation in forward currency contracts will be limited to hedg-ing involving either specific transactions or portfolio positions. The Funds' Investment Adviser does not expect to hedge positions as a routine investment technique, but anticipates hedging principally with respect to specific trans-actions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The pur-pose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Funds will not speculate in foreign currency exchange transac-tions. Transaction and position hedging will not be limited to an overall per-centage of a Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. A Fund may not hedge its currency posi-tions to an extent greater than the aggregate market value (at the time of en-tering into the forward contract) of the securities held in its portfolio de-nominated, quoted in, or currently convertible into that particular currency. When the Funds engage in forward currency transactions, certain asset segrega-tion requirements must be satisfied. When a Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the mar-ket price at which the short position was established. Asset segregation re-quirements are not applicable when a Fund "covers" a forward currency position generally by entering into an offsetting position. Additional in-formation on forward currency transactions, including a discussion of risks involved in such transactions (which are similar to those described below un-der "Futures Contracts"), is included in the Statement of Additional Informa-tion.

FUTURES CONTRACTS

 Each Fund may also enter into interest rate futures contracts, other types of financial futures contracts (such as foreign currency futures contracts, which are similar to forward currency contracts described above) and related futures options, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets.

 The Funds will not engage in futures transactions for speculation, but only as a hedge against changes in market values of securities which a Fund holds or intends to purchase. The Funds will engage in futures transactions only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission ("SEC"). When investing in futures con-tracts, the Funds must satisfy certain asset segregation requirements to en-sure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or depos-it. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not ap-plicable when a Fund "covers" an options or futures position generally by en-tering into an offsetting position. Each Fund will limit its hedging transac-tions in futures contracts and related options so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by a Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by such Fund on its open futures options positions, does not exceed 5% of such Fund's total assets, af-ter taking into account any unrealized profits and unrealized losses on the Fund's open contracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contract is "in-the-money" if the then-current purchase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option.

 Transactions in futures as a hedging device may subject a Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Investment Adviser to correctly anticipate movements in the direction of the market. There may be an imperfect correlation, or no correlation at all, be-tween movements in the price of the futures contracts (or options) and move-ments in the price of the instruments being hedged. In addition, investments in futures may subject a Fund to losses due to unanticipated market movements which are potentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract (or option) at any par-ticular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements.

OPTIONS

 To further increase return on their portfolio securities in accordance with their respective investment objectives and policies, the Funds may enter into option transactions as described below.

 The Regional Funds may purchase put and call options in an amount not exceed-ing 5% of a Fund's net assets, as described further in the Statement of Addi-tional Information. Such options must be listed on a national securities ex-change and issued by the Options Clearing Corporation or be traded on foreign ex-changes. Such options may relate to particular securities or to various stock or bond indices, Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the options.

 In addition, each Fund may engage in writing covered call options (options on securities owned by such Fund) and enter into closing purchase transactions with respect to such options. Such options must be listed on a national securi-ties exchange and issued by the Options Clearing Corporation or be traded on foreign exchanges. The aggregate value of the securities subject to options written by the Fund may not exceed 25% of the value of its net assets. By writ-ing a covered call option, a Fund forgoes the opportunity to profit from an in-crease in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. The use of covered call options is not a primary investment technique of the Funds and such options will normally be written on underlying securities as to which the Investment Adviser does not antici-pate significant short-term capital appreciation. Additional information on option-writing practices, in-cluding particular risks thereof, is provided in the Statement of Additional Information.

INVESTMENT COMPANY SECURITIES

 In connection with the management of its daily cash positions, each Fund may invest in securities issued by other investment companies which invest in high-quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. Each Fund may also purchase shares of investment companies investing primarily in foreign se-curities, including so called "country funds" which have portfolios consisting exclusively of securities of issuers located in one foreign country. The Re-gional Funds will limit their investments in such country funds to those funds which invest in the appropriate regions in light of their respective investment policies. Securities of other investment companies will be acquired by a Fund within the strict limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). In addition to the advisory fees and other expenses each Fund bears directly in connection with its own operations, as a share-holder of another investment company, each Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, a Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative.

WHEN-ISSUED AND FORWARD TRANSACTIONS

 Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commit-ment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. It is expected that "forward commitments" and "when-issued" purchases will not ex-ceed 25% of the value of a Fund's total assets absent unusual market condi-tions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and "forward commit-ments" for speculative purposes, but only in furtherance of their investment objectives.

BORROWING AND REVERSE REPURCHASE AGREEMENTS

 Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than an-ticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and bro-ker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse re-purchase agreement, it will place in a segregated custodial account liquid as-sets having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the se-curities sold by a Fund may decline below the repurchase price of those securi-ties.

ILLIQUID SECURITIES

 No Fund will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Each Fund may purchase securities which are not registered under the Securities Act of 1933, as amended (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that securi-ty. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers be-come uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER

 Each Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser believes that such a disposition is consistent with at-taining the investment objective of the particular Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment op-portunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover may involve corre-spondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capi-tal gains. (See "Financial Highlights" and "Taxes--Federal").

                             INVESTMENT LIMITATIONS

 The investment limitations enumerated below are matters of fundamental policy and may not be changed with respect to a Fund without the vote of the holders of a majority of its outstanding Shares (as defined under "Miscellaneous").

 A Fund may not:

  1. Purchase securities of any one issuer, other than U.S. Government obliga-tions, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

  2. Borrow money, except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to fa-cilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund will not purchase portfolio securities while borrowings in excess of 5% of its to-tal assets are outstanding. Optioned stock held in escrow is not deemed to be a pledge;

  3. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) with respect to the International Fund, there is no limitation with respect to securities issued or guaranteed by the U.S. Government or domestic bank obligations, (b) with respect to the Latin America, Pacific/Asia and Pan European Funds, there is no limitation with re-spect to securities issued or guaranteed by the U.S. Government, and (c) nei-ther all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy; and

  4. Make loans, except that (i) a Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) a Fund may lend portfolio securities in an amount not exceeding 30% of its total assets.

 The International Fund may not:

  5. Knowingly invest more than 10% of the value of its total assets in illiq-uid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available.

                                     * * *

 In addition to the investment limitations described above, as a matter of fun-damental policy for each Fund which may not be changed without the vote of the holders of a majority of the Fund's outstanding shares, a Fund may not invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

 The Latin America, Pan European and Pacific/Asia Funds may not knowingly in-vest more than 10% of the value of their respective net assets in illiquid se-curities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities and other securities for which market quo-tations are not readily available. This investment policy may be changed by Ex-celsior Fund's Board of Directors without shareholder approval.

 The International Fund will not invest more than 25% of the value of its total assets in domestic bank obligations.

 With respect to all investment policies, if a percentage limitation is satis-fied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not con-stitute a violation of such limitation.

                               PRICING OF SHARES

 The net asset value of each Fund is determined and its Shares are priced at the close of regular trading hours on the New York Stock Exchange (the "Ex-change"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for each Fund are determined on each day the Exchange and the Investment Adviser are open for trading ("Business Day"). Currently, the holidays which the Funds observe are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christ-mas. A Fund's net asset value per Share for purposes of pricing sales and re-demptions is calculated by dividing the value of all securities and other as-sets allocable to the Fund, less the liabilities allocable to the Fund, by the number of its outstanding Shares.

 The Funds' portfolio securities which are primarily traded on a domestic ex-change are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, ex-cept that when an event subsequent to the time when value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one ex-change is valued at the quotation on the exchange determined to be the primary market for such security. Investments in foreign debt securities having a matu-rity of 60 days or less are valued based upon the amortized cost method. An op-tion, futures or foreign currency futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. A forward currency contract is valued based on the last pub-lished forward currency rate which reflects the duration of the contract and the value of the underlying currency. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Board of Directors. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion.

 Some of the securities acquired by the Funds may be traded on foreign ex-changes or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the Shares may be significantly affected on days when investors can neither purchase nor redeem a Fund's Shares.

 Excelsior Fund's administrators have undertaken to price the securities in each Fund's portfolio, and may use one or more independent pricing services in connection with this service.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares in each Fund are continuously offered for sale by Excelsior Fund's sponsor and distributor, Edgewood Services, Inc. (the "Distributor"), a whol-ly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal business address is Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition pro-grams conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational sup-port. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and en-gineering computer software programs that emphasize the attributes of the Funds. Such payments will be predicated upon the amount of Shares the finan-cial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

PURCHASE OF SHARES

 Shares in each Fund are sold at their net asset value per Share next computed after a purchase order is received in good order by the sub-transfer agent or other entity on behalf of Excelsior Fund. The Distributor has established sev-eral procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into agreements with Excelsior Fund.

 A Shareholder Organization may elect to hold of record Shares for its Custom-ers and to record beneficial ownership of Shares on the account statements pro-vided by it to its Customers. If it does so, it is the Shareholder Organiza-tion's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alter-native, a Shareholder Organization may elect to establish its Customers' ac-counts of record with CGFSC. In this event, even if the Shareholder Organiza-tion continues to place its Customers' purchase and redemption orders with the Funds, CGFSC will send confirmations of such transactions and periodic account statements directly to the shareholders of record. Shares in the Funds bear the expenses of fees payable to Shareholder Organizations for such services. See "Management of the Funds--Shareholder Organizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified finan-cial planner may incur transaction charges in connection with such purchases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly from the Distributor in accordance with proce-dures described below under "Purchase Procedures."

PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds c/o Chase Global Funds Services Company P.O. Box 2798 Boston, MA 02208-2798

 Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at
(800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration  (including account number)

 Investors making initial investments by wire must promptly complete the Appli-cation accompanying this Prospectus and forward it to CGFSC. Redemptions by In-vestors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above in-structions.

Other Purchase Information

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500 per Fund. The minimum subse-quent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for auto-matic investment and other cash management services provided. Excelsior Fund reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsi-bility of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely ba-sis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring re-demption payments to Shareholder Organizations or Institutional Investors is imposed by Excelsior Fund, although Shareholder Organizations may charge a Cus-tomer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Or-ganizations. An investor redeeming Shares through a registered investment ad-viser or certified financial planner may incur transaction charges in connec-tion with such redemptions. Such investors should contact their registered in-vestment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

Redemption by Mail

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for redemptions made by corporations, executors, adminis-trators, trustees and guardians. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares redeemed will ordinarily be made by mail within five Busi-ness Days after receipt by CGFSC of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

Redemption by Wire or Telephone

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Direct Invest-ors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written instructions subsequently received by CGFSC.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Excelsior Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaranteed (see "Re-demption by Mail" above, for details regarding signature guarantees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to refuse a wire or telephone re-demption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Excelsior Fund, CGFSC or the Distributor. EXCELSIOR FUND, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELE-PHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE IN-STRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Fund and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been col-lected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate ac-cess to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not col-lected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

Other Redemption Information

 Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund re-mains below $500. If a Customer has agreed with a particular Shareholder Or-ganization to maintain a minimum balance in his or her account at the institution with re-spect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her Shares to the extent necessary to maintain the re-quired minimum balance.

GENERAL

 Purchase and redemption orders for Shares which are received in good order prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received in good order after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Excelsior Fund, ex-change Shares in a Fund having a value of at least $500 for shares of any other portfolio offered by Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Ex-celsior Tax-Exempt Fund"), or for Trust Shares of Excelsior Institutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

 Excelsior Fund currently offers 11 additional portfolios as follows:

  Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in high-quality money market instruments maturing within 13 months;

  Government Money Fund, a money market fund seeking as high a level of cur-rent income as is consistent with liquidity and stability of principal through investments in obligations issued or guaranteed by the U.S. Govern-ment, its agencies or instrumentalities and repurchase agreements collateral-ized by such obligations;

  Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instru-mentalities of the U.S. Government;

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income primarily through investments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Blended Equity Fund, a fund seeking long-term capital appreciation through investments in a diversified portfolio of primarily equity securities;

  Income and Growth Fund, a fund seeking to provide moderate current income and to achieve capital appreciation as a secondary objective by investing in common stock, preferred stock and securities convertible into common stock;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefitting from the availability, development and delivery of secure hydrocarbon and other energy sources (if revised in-vestment policies are ap-proved at a Special Meeting of Shareholders called for August 18, 1997, this fund will be renamed the "Energy and Natural Resources Fund" and will seek long-term capital appreciation by investing primarily in companies that are in the energy and other natural resources groups of industries and, to a more limited extent, in gold and other precious metal bullion and coins);

  Value and Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeploy-ment of assets and operations in order to become more competitive or profit-able; and

  Small Cap Fund, a fund seeking long-term capital appreciation by investing primarily in companies with capitalization of $1 billion or less.

 Excelsior Tax-Exempt Fund currently offers 6 portfolios as follows:

  Tax-Exempt Money Fund, a diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal income taxes through investing primarily in high-quality municipal obligations maturing within 13 months;

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Long-Term Tax-Exempt Fund, a diversified fund seeking to maximize current interest income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 10 to 30 years;

  New York Intermediate-Term Tax-Exempt Fund, a nondiversified fund designed to provide New York investors with a high level of current interest income exempt from Federal and, to the extent possible, New York state and New York City income taxes; this fund invests primarily in New York municipal obliga-tions and has a dollar-weighted average portfolio maturity of 3 to 10 years; and

  California Tax-Exempt Income Fund, a non-diversified fund designed to pro-vide California investors with as high a level of current interest income ex-empt from Federal and, to the extent possible, California state personal in-come taxes as is consistent with relative stability of principal; this fund invests primarily in California municipal obligations and has a dollar-weighted average portfolio maturity of 3 to 10 years.

 Excelsior Institutional Trust currently offers Trust Shares in the following investment portfolios:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market; and

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace.

 An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares be-ing redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the ex-change request in good order.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call ((617) 557-8280). Investors exercising the exchange privilege with the other portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust should request and review the prospec-tuses of such funds. Such prospectuses may be obtained by calling the numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. Excelsior Fund may modify or terminate the exchange program at any time upon 60 days written notice to shareholders, and may reject any exchange request.

 For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Be-fore making an exchange, an investor should consult a tax or other financial adviser to determine tax consequences.

 Exchanges by Telephone. For shareholders who have previously selected the telephone exchange option, an exchange order may be placed by calling (800) 446-1012 (from overseas, please call (617) 557-8280). By establishing the tel-ephone exchange option, a shareholder authorizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. EXCELSIOR FUND, EXCEL-SIOR TAX-EXEMPT FUND, EXCELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TEL-EPHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSID-ERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFOR-MATION AS TO ACCOUNT REGISTRATION.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Appli-cation contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280).

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. Informa-tion about such plans and the applicable procedures may be obtained by Customers directly from their Shareholder Organizations.

RETIREMENT PLANS

 Shares are available for purchase by Investors in connection with the follow-ing tax-deferred prototype retirement plans offered by United States Trust Company of New York:

  IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

  Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

  Keogh Plans for self-employed individuals.

 Investors investing in the Funds pursuant to Profit Sharing and Money-Pur-chase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other matters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organiza-tions may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the In-vestor. The minimum initial investment for an Automatic Investment Program ac-count is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an In-vestor's checking, bank money market or NOW account designated by the Invest-or. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per Share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower Share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, how-ever, that Shares bought using Dollar Cost Averaging are purchased without re-gard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

 To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging in-vestment method described above, an Investor must complete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Business Days following receipt. Excelsior Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the Dollar Cost Averaging method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

 Dividends from the net income of each Fund are declared and paid semi-annual-ly. For dividend purposes, a Fund's investment income is reduced by accrued expenses directly attributable to that Fund and the general expenses of Excel-sior Fund prorated to that Fund on the basis of its relative net assets. A Fund's net investment income available for distribution to the holders of Shares will be reduced by the amount of other expenses allocated to such se-ries. Net realized capital gains are distributed at least annually. Dividends and distributions will reduce the net asset value of a Fund by the amount of the dividend or distribution. All dividends and distributions paid on Shares held of record by the Investment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organizations will receive dividends and distributions in additional Shares (as determined on the payable date), unless they have re-quested in writing (received by CGFSC at Excelsior Fund's address prior to the payment date) to receive dividends and distributions in cash. Reinvested divi-dends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 Each of the Funds qualified for its last taxable year as a "regulated invest-ment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

 Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders at least 90% of its investment company taxable income for each taxable year. In general, a Fund's investment company taxable income will be its taxable income (including dividends, interest and short-term capital gains), subject to certain adjust-ments and excluding the excess of any net long-term capital gain for the tax-able year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company income each year. Such dividends will be taxable as ordinary income to a Fund's shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to IRAs and qualified pension plans are de-ferred under the Code.) It is anticipated that none of the dividends paid by a Fund will be eligible for the dividends received deduction for corporations.

 Distributions by a Fund of the excess of its net long-term capital gain over its short-term capital loss are taxable to shareholders as long-term capital gain, regardless of how long the shareholders have held their Shares and whether such gains are received in cash or reinvested in additional Shares.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 An investor considering buying Shares of a Fund on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

 A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares, depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a share-holder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or ex-change of those Shares will be treated as a long-term capital loss to the ex-tent of the capital gain dividend. Generally, a shareholder may include sales charges incurred upon the purchase of Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or ex-change of such Shares. However, if the shareholder effected an exchange of Shares of a Fund for shares of another portfolio of Excelsior Fund or Excel-sior Tax-Exempt Fund within 90 days of the purchase and was able to reduce the sales charges previously applicable to the new shares (by virtue of the ex-change privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares for the purpose of deter-mining gain or loss, but may be included (subject to the same limitation) in the tax basis of the new shares.

 It is expected that dividends and certain interest income earned by each Fund from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corpora-tions, such Fund may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. A Fund may make this election. As a consequence, the amount of such foreign taxes paid by a Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be enti-tled either (a) to credit his proportionate amounts of such taxes against his U.S. Federal income tax liabilities, or (b) if he itemizes his deductions, to deduct such proportionate amounts from his U.S. taxable income, should he so choose.

 Qualification as a regulated investment company under the Code also requires that a Fund satisfy certain requirements with respect to the source of its in-come for a taxable year. At least 90% of the gross income of a Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign cur-rencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Some of the investments that a Fund may make (such as gold bullion) may not be se-curities or may not produce qualifying income. Therefore, it may be necessary for the Investment Adviser to restrict the investments of a Fund to ensure that non-qualifying income does not exceed 10% of such Fund's total gross in-come for a taxable year.

 The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised annually as to the Federal income tax con-sequences of distributions made each year.

STATE AND LOCAL

 Purchasers are advised to consult their tax advisers concerning the applica-tion of state and local taxes, which may have different consequences from those of the Federal income tax law described above.

                            MANAGEMENT OF THE FUNDS

 The business and affairs of the Funds are managed under the direction of Ex-celsior Fund's Board of Directors. The Statement of Additional Information contains the names of and general background information concerning Excelsior Fund's directors.

INVESTMENT ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Funds. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state bank and trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corpo-ration, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S. Trust Connecticut had approximately $53 billion in aggregate assets under man-agement. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal offices at 225 High Ridge Road, East Building, Stamford, Connecticut 06905.

 The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all pur-chases and sales of its portfolio securities, and maintains records relating to such purchases and sales.

 The International, Pan European and Latin America Funds' portfolio manager, Rosemary Sagar, is the person primarily responsible for the day-to-day manage-ment of the Funds' investment portfolios. Ms. Sagar is the Managing Director of U.S. Trust's Global Investment Division and she has been with U.S. Trust since 1996. Prior to joining U.S. Trust, Ms. Sagar was Senior Vice President for international equity investments for General Electric Investments Corp. in Stamford, CT from 1990 to 1996. Ms. Sagar has been the Funds' portfolio man-ager since November 1996.

 The Pacific/Asia Fund's portfolio manager, Wendy Agnew, is the person primar-ily responsible for the day-to-day management of the Fund's investment portfo-lio. Ms. Agnew is a Senior Vice President in U.S. Trust's Global Investment Division where she heads the Pacific/Asia investment team. Ms. Agnew has been with U.S. Trust since 1996. From 1988 to 1996, Ms. Agnew was Senior Vice Pres-ident for international equity investments at General Electric Investments Corp. in Stamford, CT. Ms. Agnew has been the Fund's portfolio manager since November 1996.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreements, the Investment Adviser is entitled to be paid a fee, com-puted daily and paid monthly, at the annual rate of 1% of the average daily net assets of each Fund.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Invest-ment Advisory Agreements currently in effect for the Funds. For the fiscal year ended March 31, 1997, U.S. Trust New York received an advisory fee after waivers at the effective annual rates of .92%, .92%, .93% and .93% of the av-erage daily net assets of the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the same period, U.S. Trust New York waived advisory fees at the effective annual rates of .08%, .08% .07% and .07% of the average daily net assets of the International, Latin America, Pacific/Asia and Pan European Funds, respectively.

 Prior to November 1, 1996, Foreign and Colonial Asset Management ("FACAM") served as sub-adviser to the International and Pan European Funds, and Foreign & Colonial Emerging Markets Ltd. ("FCEML") served as sub-adviser to the Latin America and Pacific/Asia Funds. For the period from April 1, 1996 through Oc-tober 31, 1996, FACAM received a sub-advisory fee from U.S. Trust New York at the effective annual rate of .70% and .70% of the average daily net assets of the International and Pan European Funds, respectively. For the same period, FCEML received a sub-advisory fee from U.S. Trust New York at the effective annual rate of .50% and .70% of the average daily net assets of the Latin America and Pacific/Asia Funds, respectively.

 From time to time, the Investment Adviser may voluntarily waive all or a por-tion of the advisory fees payable with respect to a Fund, which waivers may be terminated at any time. See "Management of the Funds--Shareholder Organiza-tions" for additional information on fee waivers.

 In executing portfolio transactions for the Funds, the Investment Adviser may use affiliated brokers in accordance with the requirements of the 1940 Act. The Investment Adviser may also take into account the sale of Excelsior Fund's shares in allocating brokerage transactions.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Funds' administrators (the "Administrators") and provide them with general administrative and operational assistance. For the services provided to the Funds, the Administrators are jointly entitled to a fee, computed daily and paid monthly, at the annual rate of .20% of the average daily net assets of each Fund. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Funds-- Shareholder Organizations" for additional information on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Funds. For the fiscal year ended March 31, 1997, CGFSC, Fed-erated Administrative Services and U.S. Trust New York received an aggregate administration fee at the effective annual rate of .200% of the average daily net assets of each of the Funds.

SHAREHOLDER ORGANIZATIONS

  As described above under "Purchase of Shares," Excelsior Fund has agreements with certain Shareholder Organizations--firms that provide services, which may include acting as record shareholder, to their Customers who beneficially own Shares. As a consideration for these services, a Fund will pay the Shareholder Organization an administrative service fee up to the annual rate of .40% of the average daily net asset value of its Shares held by the Shareholder Orga-nization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Funds--Share-holder Organizations," may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic statements. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's in-vestment. Until further notice, the Investment Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an aggregate amount equal to administrative service fees payable by that Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks gen-erally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State secu-rities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to regis-ter as dealers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per Share or result in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

 Excelsior Funds, Inc. (formerly UST Master Funds, Inc.) was organized as a Maryland corporation on August 2, 1984. Currently, Excelsior Fund has autho-rized capital of 35 billion shares of Common Stock, $.001 par value per share, classified into 40 series of shares representing interests in 20 investment portfolios. This Prospectus describes the International, Latin America, Pacific/Asia and Pan European Funds.

 Each Share in a Fund represents an equal proportionate interest in the par-ticular Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of Excelsior Fund's Board of Directors. Excelsior Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares into one or more additional classes or series.

 Excelsior Fund's shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the ag-gregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writ-ing to CGFSC and will not be issued for fractional Shares.

 As of July 14, 1997, U.S. Trust and its affiliates held of record substan-tially all of Excelsior Fund's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

                          CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Communica-tions to the custodian should bedirected to Chase, Mutual Funds Service Divi-sion, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

 U.S. Trust New York serves as the Funds' transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency arrange-ment with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and reg-istrar services to the Funds.

                            PERFORMANCE INFORMATION

 From time to time, in advertisements or in reports to shareholders, the per-formance of the Funds may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publi-cations that monitor the performance of mutual funds. For example, the perfor-mance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. The performance of a Fund may also be compared to the Europe, Australia, and Far East Index ("EAFE"), the Financial Times Index, and other unmanaged foreign securities indexes.

 Performance data as reported in national financial publications, including but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of the Funds.

 From time to time, each Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure re-flects the average percentage change in the value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring pe-riod. Average total return figures will be given for the most recent one-year period, and may be given for other periods as well (such as from the commence-ment of a Fund's operations, or on a year-by-year basis). Each Fund may also use aggregate total return figures for various periods, representing the cumu-lative change in the value of an investment in the Fund for the specific peri-od. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares.

 Performance will fluctuate and any quotation of performance should not be con-sidered as representative of a Fund's future performance. Shareholders should remember that performance is generally a function of the kind and quality of the instrument held in a portfolio, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to accounts of Customers that have in-vested in Shares will not be included in calculations of performance.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent auditors.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Fund or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Fund or such Fund, or (b) 67% or more of the shares of Excelsior Fund or such Fund present at a meeting if more than 50% of the outstanding shares of Excelsior Fund or such Fund are represented at the meeting in person or by proxy.

 Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s) and mail to:    FOR OVERNIGHT DELIVERY: send to:

  Excelsior Funds                             Excelsior Funds
  c/o Chase Global Funds Services Company     c/o Chase Global Funds Services
  P.O. Box 2798                                   Company
  Boston, MA 02208-2798                       73 Tremont Street
                                              Boston, MA 02108-3913

  Please enclose with the Application(s) your check made payable to the "Excelsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus entitled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with procedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organizations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*

  *A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption requirements, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

 [LOGO]       CHASE GLOBAL FUNDS SERVICES COMPANY                NEW
EXCELSIOR     CLIENT SERVICES                                    ACCOUNT
FUNDS INC.    P.O. Box 2798                                      APPLICATION
              Boston, MA 02208-2798
              (800) 446-1012

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    ACCOUNT REGISTRATION
--------------------------------------------------------------------------------
    [_] Individual  [_] Joint Tenants  [_] Trust  [_] Gift/Transfer to Minor
    [_] Other

    Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.

    ------------------------------   -----------------------------
    Name(s) (please print)           Social Security # or Taxpayer
                                     Identification #

                                     (   )
    ------------------------------   -----------------------------
    Name                             Telephone #

    ------------------------------
    Address

    ------------------------------   [_] U.S. Citizen  [_] Other
    City/State/Zip Code              (specify) ___________________

  -----------------------------------------------------------------------------
    FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")
  -----------------------------------------------------------------------------

                              INITIAL INVESTMENT                             INITIAL INVESTMENT
     [_] International Fund   $ ____________ 802  [_] Latin America Fund     $ ____________  822
     [_] Pan European Fund    $ ____________ 821  [_] Other                  $ ____________
     [_] Pacific/Asia Fund    $ ____________ 820  TOTAL INITIAL INVESTMENT:  $ ____________

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the
    by wire, you must      amount of $ _____ payable to "Excelsior
    obtain a Bank Wire     Funds."
    Control Number. To
    do so, please call     B. BY WIRE: A bank wire in the amount
    (800) 446-1012 and     of $  has been sent to the Fund from
    ask for the Wire
    Desk.                  ------------------  ---------------
                              Name of Bank      Wire Control
                                                   Number

    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:

    All dividends are to be        [_] reinvested   [_] paid in cash
    All capital gains are to be    [_] reinvested   [_] paid in cash

  -----------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
  -----------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND REDEMPTION
    [_] I/We appoint CGFSC as my/our agent to act upon instructions received by telephone in order to effect the telephone exchange and redemption privileges. I/We hereby ratify any instructions given pursuant to this authorization and agree that Excelsior Fund, Excelsior Tax-Exempt Fund, Excelsior Institutional Trust, CGFSC and their directors, trustees, officers and employees will not be liable for any loss, liability, cost or expense for acting upon instructions believed to be genuine and in accordance with the procedures described in the then current Prospectus. To the extent that Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust fail to use reasonable procedures as a basis for their belief, they or their service contractors may be liable for instructions that prove to be fraudulent or unauthorized.

    I/We further acknowledge that it is my/our responsibility to read the Prospectus of any Fund into which I/we exchange.

    [_] I/We do not wish to have the ability to exercise telephone redemption and exchange privileges. I/We further understand that all exchange and redemption requests must be in writing.

    SPECIAL PURCHASE AND REDEMPTION PLANS
    I/We have completed and attached the Supplemental Application for:

    [_] Automatic Investment Plan
    [_] Systematic Withdrawal Plan


    AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO PRE-DESIGNATED ACCOUNT.
    I/We hereby authorize CGFSC to act upon instructions received by telephone to withdraw $500 or more from my/our account in the Excelsior Funds and to wire the amount withdrawn to the following commercial bank account. I/We understand that CGFSC charges an $8.00 fee for each wire redemption, which will be deducted from the proceeds of the redemption.

    Title on Bank Account*________________________________________________
    Name of Bank _________________________________________________________
    Bank A.B.A. Number _________________ Account Number __________________
    Bank Address _________________________________________________________
    City/State/Zip Code __________________________________________________
    (attach voided check here)

    A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certificate of Partnership") indicating the names and titles of officers authorized to act on its behalf.

    * TITLE ON BANK AND FUND ACCOUNT MUST BE IDENTICAL.

------------------------------------------------------------------
  AGREEMENTS AND SIGNATURES
------------------------------------------------------------------

  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ON THIS FORM IS/ARE THE CORRECT TAXPAYER IDENTIFICATION NUMBER(S) AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING, OR THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] IF NO TAXPAYER IDENTIFICATION NUMBER ("TIN") OR SSN HAS BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN, AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE THIS NUMBER TO CGFSC WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION, OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN OR TIN, I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE THIS NUMBER ON FORM W-9. YOU MAY REQUEST THE FORM BY CALLING CGFSC AT THE NUMBER LISTED ABOVE).

  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, U.S. Trust, its parent and affiliates and the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Funds involves investment risks, including possible loss of principal amount invested.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO
  ANY PROVISIONS OF THIS FORM OTHER THAN THE CERTIFICATIONS
  REQUIRED TO AVOID BACKUP WITHHOLDING.

  X ___________________________ Date __________________________
  Owner Signature

  X ___________________________ Date __________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above
  (including legal title if signing for a corporation, trust custodial account, etc.).

------------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
------------------------------------------------------------------

  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.


  ----------------------------- -------------------------------
  Investment Dealer's Name      Source of Business Code

  ----------------------------- -------------------------------
  Main Office Address           Branch Number

  ----------------------------- -------------------------------
  Representative's Number       Representative's Name

  ----------------------------- -------------------------------
  Branch Address                Telephone

  ----------------------------- -------------------------------
  Investment Dealer's           Title
  Authorized Signature

 [LOGO]       CHASE GLOBAL FUNDS SERVICES COMPANY    SUPPLEMENTAL
EXCELSIOR     CLIENT SERVICES                        APPLICATION
FUNDS INC.    P.O. Box 2798                          SPECIAL INVESTMENT AND
              Boston, MA 02208-2798                  WITHDRAWAL OPTIONS
              (800) 446-1012

  ------------------------------------------------------------------------------
  ------------------------------------------------------------------------------
  ACCOUNT REGISTRATION   PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT
  APPEARS ON THE FUND'S RECORD.
  ------------------------------------------------------------------------------

    Fund Name __________________  Account Number _________________
    Owner Name _________________ Social Security or Taxpayer ID Street Address _____________ Number _________________________
    Resident                      City, State, Zip Code __________
    of  [_] U.S.  [_] Other ____  [_] Check here if this is a
                                  change of address

  -----------------------------------------------------------------------------
    DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
  -----------------------------------------------------------------------------

    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
         All dividends are to be        [_] reinvested   [_] paid in cash
         All capital gains are to be    [_] reinvested   [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                  Name of Your Bank ______________
    Name _______________________  Bank Account Number ____________
    Address ____________________  Address of Bank ________________
    City, State, Zip Code ________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:
    From: ______________________  Account No. ____________________
               (Fund)
    To: ________________________  Account No. ____________________
               (Fund)
  -----------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN      [_] YES    [_] NO
  -----------------------------------------------------------------------------

    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable net asset value determined on that day.
    [_] Monthly on the 1st day
    [_] Monthly on the 15th day
    [_] Monthly on both the 1st and 15th days

    Amount of each debit (minimum $50 per Fund) $ ________________________

    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.

  -----------------------------------------------------------------------------
    EXCELSIOR FUNDS
    CLIENT SERVICES                     AUTOMATIC INVESTMENT PLAN
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    BANK AUTHORIZATION
  -----------------------------------------------------------------------------

    -------------------- ------------------------- -------------------------
    Bank Name            Bank Address              Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ----------------------------  --------------------------------
    Account Holder's Name         Joint Account Holder's Name

    X                              X
      --------------- ---------     -----------------   ---------
         Signature       Date            Signature         Date

------------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN  [_] YES  [_] NO   NOT AVAILABLE FOR IRA'S
------------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR
  MORE.
  I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day
  [_] Quarterly on the 24th day of January, April, July and October
  [_] Other_____________________

  (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum) $________________________

  Please make check payable to: (To be completed only if redemption proceeds to be paid to other than account holder of record or mailed to address other than address of record)

  Recipient ________________________________
  Street Address ___________________________
  City, State, Zip Code ____________________

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

------------------------------------------------------------------
  AGREEMENT AND SIGNATURES
------------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date ______________________

  X                               X
  ------------------------------- -----------------------------
  Signature                       Signature

  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee*
  (if applicable)                 (if applicable)

  X                               X
  ------------------------------- -----------------------------
  Signature                       Signature

  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee*
  (if applicable)                 (if applicable)

  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities
  Transfer Agents Medallion Program.
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-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
Attach Copy of Voided Check Here

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PROSPECTUS SUMMARY.........................................................   2
EXPENSE SUMMARY............................................................   3
FINANCIAL HIGHLIGHTS.......................................................   4
INVESTMENT OBJECTIVES AND POLICIES.........................................   8
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION.....................  12
INVESTMENT LIMITATIONS.....................................................  17
PRICING OF SHARES..........................................................  18
HOW TO PURCHASE AND REDEEM SHARES..........................................  19
INVESTOR PROGRAMS..........................................................  23
DIVIDENDS AND DISTRIBUTIONS................................................  26
TAXES......................................................................  27
MANAGEMENT OF THE FUNDS....................................................  28
DESCRIPTION OF CAPITAL STOCK...............................................  30
CUSTODIAN AND TRANSFER AGENT...............................................  31
PERFORMANCE INFORMATION....................................................  31
MISCELLANEOUS..............................................................  32
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  33

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REP-RESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EXCELSIOR FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY EX-CELSIOR FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



                                    [LOGO]
                                   EXCELSIOR
                                   FUNDS INC.

                               INTERNATIONAL FUND

                               LATIN AMERICA FUND

                               PACIFIC/ASIA FUND

                               PAN EUROPEAN FUND

                                  Prospectus
                                August 1, 1997

USTINLP897